STOCK FUNDS

   GROWTH FUND
   EQUITY FUND
   INCOME FUND
   NORTHWEST FUND
   BALANCED FUND
   INTERNATIONAL STOCK FUND
   SMALL COMPANY STOCK FUND

TAX-FREE INCOME FUNDS

   MUNICIPAL BOND FUND
   CALIFORNIA TAX-FREE INCOME FUND
   WASHINGTON STATE MUNICIPAL BOND FUND

BOND FUNDS

   INTERMEDIATE-TERM U.S. TREASURY FUND
   MANAGED BOND FUND

MONEY MARKET FUND

   MONEY MARKET FUND


                                DECEMBER 31, 1996

                                 ADVISOR SHARES



                                     ANNUAL
                                     REPORT



                                     [SAFECO(R) MUTUAL FUNDS LOGO]

                            LETTER FROM THE PRESIDENT
                                December 31, 1996


[Picture of David F. Hill]

DEAR SHAREHOLDER:

     We entered 1996 with rather modest expectations for the equity markets and look what happened. The S&P 500 gained 22.94% on the heels of its astonishing 37.50% growth in 1995.

     The good news is, investors who had the conviction to stay invested in common stocks were amply rewarded. For the second straight year, we're glad to have been "in" the market, rather than "out".

     The bad news is that such market conditions can cause amnesia -- amnesia when it comes to the volatile nature of the stock market (the S&P 500 delivered 1.32% in 1994), and forgetfulness regarding the diversification that bonds and money market funds provide.

     The neglected cousins of 1996 were the bond markets. Bonds struggled through the year -- despite the fact inflation remained at bay -- reversing directions and ultimately delivering lackluster total returns. The broader market as measured by Lehman Brothers Government/Corporate Index returned 2.90% for the year.

     Three elements seem to be props for the stock market. Inflation has remained in control, corporate earnings have continued to grow and there has been a fundamental shift in the way individuals invest. Investors are increasingly recognizing the superior long-term potential of stocks. At the same time they are taking control of more of their retirement savings.

     While the shift from traditional company-controlled pensions to employee-directed plans such as 401(k)s seems irreversible, it doesn't seem possible for the stock market to sustain its present level of growth.

     Still, we believe common stocks offer the potential for superior long-term returns as they have over the past 70 years. At the same time, we remind you of the historical level of stock market returns. Over the last 20 years, the S&P 500 has averaged 14%, not 23% or 38% as reflected in the performance of the past two years.

     All in all, our 1997 outlook is that the financial markets will do "okay". We anticipate bonds will return their current interest rate, and be without big gains or losses. But then, people should buy bonds for that stream of interest anyway.

     Stocks will have a more difficult time, especially if corporate earnings fail to meet expectations. Nonetheless, there are always opportunities for stock pickers. And that's what we do best.




/s/ David F. Hill
-------------------------------
David F. Hill, President



                                TABLE OF CONTENTS

SAFECO Growth Fund ....................................................       10
SAFECO Equity Fund ....................................................       15
SAFECO Income Fund ....................................................       20
SAFECO Northwest Fund .................................................       26
SAFECO Balanced Fund ..................................................       30
SAFECO International Stock Fund .......................................       36
SAFECO Small Company Stock Fund .......................................       43
SAFECO Municipal Bond Fund ............................................       48
SAFECO California Tax-Free Fund .......................................       56
SAFECO Washington Municipal Fund ......................................       60
SAFECO Intermediate Treasury Fund .....................................       64
SAFECO Managed Bond Fund ..............................................       64
SAFECO Money Market Fund ..............................................       68
Financial Statements ..................................................       72
Notes to Financial Statements .........................................       89

                             PERFORMANCE INFORMATION
                                December 31, 1996
                           Class A and Class B Shares


SAFECO GROWTH FUND - SAFECO EQUITY FUND - SAFECO INCOME FUND
ILLUSTRATION OF A $10,000 INVESTMENT

                                    [Graph]

                             SAFECO        SAFECO          SAFECO           SAFECO            SAFECO         SAFECO
                             EQUITY        EQUITY          GROWTH           GROWTH            INCOME         INCOME        S&P
                             CLASS A       CLASS B         CLASS A          CLASS B           CLASS A        CLASS B      INDEX
                             $44,538       $46,517         $37,145          $38,827           $28,095        $29,350     $41,482
--------------------------------------------------------------------------------------------------------------------------------
12/31/86                        9550         10000            9550            10000              9550          10000     10000
--------------------------------------------------------------------------------------------------------------------------------
                               10754         11261            9550            10000             10346          10833     11347
                               10754         11261           10696            11200             10346          10833     11795
                               11489         12030           11528            12071             10687          11190     12136
                               11288         11820           11347            11882             10484          10978     12028
                               11288         11820           11347            11882             10484          10978     12132
                               11561         12106           11382            11918             10497          10991     12745
                               12478         13066           11752            12306             11126          11650     13391
                               12478         13066           12309            12888             11126          11650     13891
                               12843         13449           12741            13341             11462          12003     13586
                                9140          9570            9799            10260              9025           9451     10660
                                9140          9570            9799            10260              9025           9451      9782
12/31/87                        9091          9520           10219            10701              8980           9403     10526
                                9091          9520           10219            10701              8980           9403     10969
                                9860         10325           10380            10869              9534           9983     11480
                               10609         11109           11282            11813              9878          10343     11125
                               10609         11109           11382            11918              9878          10343     11249
                               10455         10947           11228            11757              9986          10457     11347
                               10928         11443           11918            12480             10463          10956     11868
                               10863         11375           11887            12448             10485          10979     11823
                               10681         11185           11686            12237             10310          10795     11421
                               11184         11711           12263            12841             10606          11106     11907
                               11184         11711           12263            12841             10606          11106     12238
                               11382         11918           12279            12858             10769          11276     12063
12/31/88                       11391         11927           12478            13066             10685          11188     12274
                               11391         11927           12478            13066             10685          11188     13173
                               12163         12737           12826            13431             11165          11691     12845
                               12178         12752           13150            13770             11213          11742     13144
                               12178         12752           13150            13770             11213          11742     13826
                               12926         13536           13685            14330             11639          12188     14386
                               13403         14034           13988            14647             12003          12568     14304
                               13403         14034           13988            14647             12003          12568     15596
                               14596         15284           14611            15299             12727          13327     15901
                               14777         15474           15357            16081             12834          13439     15836
                               14807         15504           14778            15474             12350          12932     15469
                               14909         15611           14733            15427             12490          13079     15784
12/31/89                       15468         16197           14872            15573             12738          13338     16163
                               14184         14852           13431            14063             12094          12664     15079
                               14317         14991           13798            14448             12150          12722     15273
                               14848         15548           14630            15320             12242          12819     15678
                               14418         15098           14693            15385             11783          12338     15286
--------------------------------------------------------------------------------------------------------------------------------
                               15811         16556           16198            16962             12403          12987     16776
--------------------------------------------------------------------------------------------------------------------------------
                               15786         16530           15651            16388             12353          12935     16662
                               15503         16234           15956            16707             12133          12704     16609
                               13867         14520           13204            13826             11234          11763     15107
                               13191         13813           11723            12275             10772          11280     14372
--------------------------------------------------------------------------------------------------------------------------------
                               12910         13518           10934            11449             10513          11009     14310
--------------------------------------------------------------------------------------------------------------------------------
                               13614         14255           11744            12297             11157          11682     15234
12/31/90                       14143         14809           12647            13243             11368          11904     15659
                               14868         15568           13910            14566             11810          12367     16342
                               15751         16493           15827            16573             12490          13079     17511
--------------------------------------------------------------------------------------------------------------------------------
                               16195         16959           16601            17383             12680          13278     17934
--------------------------------------------------------------------------------------------------------------------------------
                               16528         17306           17401            18221             12818          13422     17977
                               17192         18002           18550            19424             13205          13827     18754
                               16088         16846           17444            18266             12873          13479     17895
                               17167         17976           19076            19975             13239          13863     18729
                               17436         18258           19835            20769             13640          14283     19173
                               17200         18010           19955            20895             13619          14261     18853
                               17482         18305           20555            21524             13761          14410     19105
                               16388         17160           18821            19708             13194          13815     18335
12/31/91                       18090         18942           20570            21539             14012          14672     20433
                               19166         20069           22075            23115             14119          14785     20053
                               19491         20409           21918            22950             14164          14832     20314
                               18614         19491           20289            21245             14028          14689     19917
                               18768         19563           19031            19927             14437          15118     20503
                               18597         19473           18559            19433             14574          15261     20604
                               17255         18068           17132            17939             14627          15316     20297
                               17959         18805           17851            18692             15171          15885     21127
                               17220         18032           16840            17688             15060          15770     20694
                               17270         18084           16396            17169             15220          15937     20938
                               18104         18957           17088            17893             14940          15644     21010
                               19300         20209           19246            20153             15323          16045     21723
12/31/92                       19765         20697           19938            20878             15619          16355     21990
                               20420         21382           20771            21750             15960          16712     22173
                               20438         21401           19387            20300             16262          17029     22475
                               21536         22551           20149            21099             16813          17606     22949
                               21044         22036           18906            19797             16584          17365     22395
                               22777         23850           19879            20816             16804          17596     22992
                               22870         23947           20501            21467             16891          17687     23059
                               22558         23621           20431            21393             16804          17596     22966
--------------------------------------------------------------------------------------------------------------------------------
                               23822         24944           21744            22769             17356          18173     23836
--------------------------------------------------------------------------------------------------------------------------------
                               24484         25638           22698            23767             17404          18224     23653
                               25128         26313           23277            24374             17707          18542     24142
                               25265         26456           22296            23346             17492          18316     23913
12/31/93                       25875         27094           24362            25510             17579          18407     24202
                               27426         28718           25674            26884             18153          19008     25025
                               26738         27998           24447            25599             17747          18583     24347
                               25712         26923           23221            24315             17128          17935     23288
                               26539         27790           23840            24963             17328          18145     23586
                               27308         28594           24059            25192             17338          18155     23970
                               26324         27565           22273            23323             17084          17889     23383
                               26997         28270           22771            23844             17611          18441     24150
                               28640         29990           24192            25332             18168          19024     25138
                               28527         29872           23579            24690             17922          18766     24524
                               29061         30431           23918            25045             17891          18734     25074
                               28486         29786           23267            24363             17257          18070     24161
12/31/94                       28445         29786           23967            25096             17387          18206     24519
                               28653         30003           23598            24710             17828          18668     25154
                               29402         30787           24896            26069             18385          19252     26132
                               29641         31038           24800            25969             18907          19798     26903
                               30436         31870           24923            26097             19311          20221     27694
                               31210         32680           25920            27141             19875          20811     28818
                               31984         33491           27489            28784             20120          21068     29487
--------------------------------------------------------------------------------------------------------------------------------
                               32489         34020           28460            29801             20905          21890     30463
--------------------------------------------------------------------------------------------------------------------------------
                               33394         34967           28364            29701             21056          22048     30539
                               34685         36320           29221            30598             21693          22716     31828
                               34255         35869           29092            30463             21455          22466     31713
                               35365         37032           29387            30772             22204          23251     33102
12/31/95                       35630         37309           30223            31648             22665          23733     33741
                               36583         38307           31343            32820             23390          24492     34889
                               36909         38648           32518            34050             23448          24552     35213
                               37287         39044           32022            33531             23726          24844     35551
                               38081         39875           33384            34957             23819          24941     36075
                               38967         10804           34802            36442             24607          25766     37003
                               39688         41559           33291            34859             24915          26089     37145
                               38166         39964           30007            31420             24213          25354     35504
                               38564         40381           31798            33296             24669          25832     36254
                               40942         42871           33360            34932             25810          27026     38293
                               42259         44196           34072            35655             26751          27998     39348
--------------------------------------------------------------------------------------------------------------------------------
                               45436         47496           35390            37012             28168          29455     42320
--------------------------------------------------------------------------------------------------------------------------------
12/31/96                       44538         46517           37145            38827             28095          29350     41482
--------------------------------------------------------------------------------------------------------------------------------



     The performance graphs compare a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance. The revelant market indexes are as follows:

     - Standard & Poor's 500 Index (S&P 500) -- an index measuring the performance of 500 large-cap U.S. stocks

     - Northwest 50(TM) Index -- an index measuring the performance of 50 companies doing business in the Pacific Northwest

    The indexes are unmanaged and assume reinvestment of all dividends, and, unlike the Funds, do not reflect the payment of investment advisory fees and other expenses associated with an investment in the Funds. Fund total return assumes the reinvestment of all dividends and capital gain distributions. Returns are historical and not predictive of future performance.

SAFECO NORTHWEST FUND
ILLUSTRATION OF A $10,000 INVESTMENT

                                    [Graph]

INVESTMENT VALUE AS OF DECEMBER 31, 1996
SAFECO Northwest Class A: $17,198
SAFECO Northwest Class B: $17,876
Northwest 50(TM) Index: $21,348

                       NORTHWEST        NORTHWEST       NORTHWEST
                       CLASS A          CLASS B       50(TM) INDEX
2/28/91                  9547            10000            10000
                         9761            10224            10409
                        10046            10523            10666
                        10389            10882            11305
                         9782            10246            10552
                        10364            10856            11063
                        10794            11307            11510
                        10530            11029            11292
                        10424            10919            11285
                         9782            10247            10836
12/31/91                10972            11493            12133
                        11445            11988            12767
                        11812            12373            12958
                        11552            12101            12545
                        11147            11676            11973
                        11263            11797            11865
                        10907            11425            11450
                        11159            11688            11567
                        10859            11374            11250
                        11311            11848            11693
                        11689            12244            12156
                        12183            12761            12701
12/31/92                12517            13111            12725
                        12567            13163            12821
                        11950            12518            12420
                        12418            13007            12932
                        11911            12476            12641
                        12169            12747            12953
                        12055            12627            12675
                        11955            12526            12220
                        12293            12877            12721
                        12284            12868            12434
                        12444            13034            12881
                        12493            13086            13158
12/31/93                12646            13246            13334
                        12869            13480            13737
                        13194            13821            13941
                        12636            13235            13449
                        12605            13203            13409
                        12798            13406            13611
                        12471            13063            13198
                        12654            13255            13300
                        13224            13851            14068
                        12922            13535            13530
                        12798            13406            13449
                        12480            13073            13209
12/31/94                12449            13040            13281
                        12604            13202            13224
                        12922            13535            13668
                        13353            13987            14102
                        13528            14170            14526
                        13734            14386            14528
                        14411            15095            15409
                        15162            15882            15993
                        15296            16022            16299
                        15378            16108            16897
                        15197            15918            16507
                        15165            15884            16753
12/31/95                14961            15671            16957
                        15103            15820            17518
                        15563            16302            17921
                        16505            17289            17826
                        16954            17759            18898
                        17239            18057            19204
                        16880            17681            19123
                        16080            16843            18188
                        16595            17383            19088
                        16856            17656            19583
                        16427            17194            19446
                        17149            17937            20852
12/31/96                17198            17876            21348


AVERAGE ANNUAL TOTAL RETURNS

                             WITH SALES CHARGE           WITHOUT SALES CHARGE
                       -----------------------------  -----------------------------
                                          10 YEAR OR                     10 YEAR OR
                       1 YEAR    5 YEAR   INCEPTION   1 YEAR    5 YEAR   INCEPTION
                       ------    ------   ----------  ------    ------   ----------
SAFECO Growth Fund
Class A                 17.37%    11.52%    14.02%    22.90%     12.55%    14.55%
Class B                 17.69%    12.26%    14.53%    22.69%     12.51%    14.53%
-----------------------------------------------------------------------------------
SAFECO Equity Fund
Class A                 19.37%    18.65%    16.11%    25.00%     19.75%    16.65%
Class B                 19.68%    19.49%    16.62%    24.68%     19.68%    16.62%
-----------------------------------------------------------------------------------
SAFECO Income Fund
Class A                 18.38%    13.87%    10.88%    23.95%     14.93%    11.39%
Class B                 18.67%    14.64%    11.37%    23.67%     14.87%    11.37%
-----------------------------------------------------------------------------------
SAFECO Northwest Fund
Class A                  9.78%     8.40%     9.74%+   14.95%      9.40%    10.62%+
Class B                  9.71%     9.08%    10.47%+   14.71%      9.36%    10.58%+
-----------------------------------------------------------------------------------

+ Northwest Fund performance from 2/28/91 (inception date was February 7, 1991).

                             PERFORMANCE INFORMATION
                                December 31, 1996
                           Class A and Class B Shares

SAFECO BALANCED FUND
ILLUSTRATION OF A $10,000 INVESTMENT

                                    [Graph]

          INVESTMENT VALUE AS OF DECEMBER 31, 1996
          ----------------------------------------
              SAFECO Balanced Fund   S&P 60%/Gov
                Class A:   Class B:  Corp 40%
                $10,635    $10,612   $11,207
                -------    -------   -------
1/31/96            9550    10000     10000
                   9502     9950      9971
3/31/96            9566    10017      9995
                   9624    10077     10056
                   9758    10218     10204
6/30/96            9879    10345     10282
                   9657    10112     10019
                   9782    10243     10136
9/30/96           10122    10599     10550
                  10326    10803     10823
                  10765    11252     11393
12/31/96          10635    10612     11207

SAFECO INTERNATIONAL STOCK FUND
ILLUSTRATION OF A $10,000 INVESTMENT

                                    [Graph]

INVESTMENT VALUE AS OF DEC. 31, 1996

SAFECO International Stock Fund Class A: $10,901
SAFECO International Stock Fund Class B: $10,891
MSCI EAFE(TM): $10,590

                                     Class A        Class B     MSCI EAFE(TM)
           1/31/96                     9550         10000       10000
                                       9493          9940       10036
           3/31/96                     9588         10040       10252
                                       9827         10290       10553
                                       9789         10250       10361
           6/30/96                     9779         10240       10422
                                       9397          9840       10120
                                       9779         10240       10145
           9/30/96                     9984         10454       10417
                                      10099         10565       10313
                                      10733         11229       10725
          12/31/96                    10901         10891       10590




SAFECO SMALL COMPANY STOCK FUND
ILLUSTRATION OF A $10,000 INVESTMENT

                                    [Graph]

INVESTMENT VALUE AS OF DEC. 31, 1996
SAFECO Small Company Stock Fund Class A: $11,938
SAFECO Small Company Stock Fund Class B: $11,979
Russell 2000: $11,662

         Class A  Class B  Russell 2000

1/31/96     9550    10000    10000
            9693    10150    10312
3/31/96    10018    10490    10522
           11030    11550    11084
           11794    12350    11521
6/30/96    11489    12030    11048
           10715    11220    10083
           11374    11910    10668
9/30/96    11635    12183    11085
           11615    12151    10914
           11473    12003    11364
12/31/96   11938    11979    11662

TOTAL RETURNS

                            WITH SALES CHARGE            WITHOUT SALES CHARGE
                           --------------------          --------------------
                             JANUARY 31, 1996              JANUARY 31, 1996
                             (INCEPTION DATE)              (INCEPTION DATE)
                           TO DECEMBER 31, 1996          TO DECEMBER 31, 1996
                           --------------------          --------------------
SAFECO Balanced Fund
Class A                            6.35%                         11.36%
Class B                            6.12%                         11.12%
-----------------------------------------------------------------------------
SAFECO International Stock Fund
Class A                            9.01%                         14.15%
Class B                            8.91%                         13.91%
-----------------------------------------------------------------------------
SAFECO Small Company Stock Fund
Class A                           19.38%                         25.01%
Class B                           19.79%                         24.79%
-----------------------------------------------------------------------------

     The performance graphs compare a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance. The relevant market indexes are as follows:

     - Standard & Poor's 500 (60%) and Lehman Brothers Government/Corporate (40%) -- a blended index weighted 60% to a broad-based stock index and 40% to a bond index

     - Morgan Stanley Capital International European, Australia and Far East Index (MSCI EAFE) -- a widely accepted international index

     - Russell 2000 -- an index measuring the performance of 2000 small company stocks

     The indexes are unmanaged and assume reinvestment of all dividends, and, unlike the Funds, do not reflect the payment of investment advisory fees and other expenses associated with an investment in the Funds. Fund total return assumes the reinvestment of all dividends and capital gain distributions. Returns are historical and not predictive of future performance.

                              PERFORMANCE INFORMATION
                                 DECEMBER 31, 1996
                             CLASS A AND CLASS B SHARES

SAFECO MUNICIPAL BOND FUND
Illustration of a $10,000 Investment

                    INVESTMENT VALUE AS OF DECEMBER 31, 1996
                  SAFECO MUNICIPAL BOND FUND CLASS A: $20,503
                  SAFECO MUNICIPAL BOND FUND CLASS B: $21,418
               LEHMAN BROTHERS LONG MUNICIPAL BOND INDEX $22,935

                   CLASS A            CLASS B          LEHMAN BROS.
12/31/86           9550               10000            10000
                   9858               10322            10336
                   9896               10362            10365
                   9844               10308            10212
                   9217                9651             9639
                   9193                9627             9533
                   9427                9872             9837
                   9508                9956             9928
                   9531                9980             9972
                   9110                9539             9565
                   9132                9562             9564
                   9401                9844             9870
12/87              9566               10017             9998
                  10019               10491            10397
                  10134               10611            10520
                   9935               10404            10369
                  10010               10481            10451
                   9981               10451            10462
                  10183               10663            10666
                  10236               10718            10737
                  10288               10773            10780
                  10518               11014            11024
                  10808               11317            11275
                  10681               11184            11154
12/88             10894               11407            11348
                  11145               11670            11615
                  10978               11495            11452
                  10978               11495            11462
                  11235               11765            11798
                  11445               11986            12071
                  11590               12136            12255
                  11709               12261            12417
                  11606               12153            12228
                  11596               12142            12191
                  11709               12261            12352
                  11919               12481            12614
12/89             11992               12557            12708
                  11852               12411            12579
                  11989               12554            12721
                  11972               12536            12734
                  11788               12343            12578
                  12161               12734            12934
                  12274               12852            13061
                  12509               13098            13291
                  12183               12757            12975
                  12160               12733            12955
                  12392               12976            13229
                  12736               13337            13564
12/90             12789               13392            13624
                  12992               13604            13807
                  13048               13663            13904
                  13064               13680            13937
                  13283               13909            14153
                  13417               14049            14319
                  13371               14001            14292
                  13584               14224            14513
                  13790               14440            14722
                  14011               14671            14935
                  14160               14828            15092
                  14115               14780            15110
12/91             14552               15238            15470
                  14426               15106            15461
                  14463               15145            15485
                  14445               15126            15524
                  14581               15269            15672
                  14828               15526            15901
                  15148               15862            16209
                  15731               16472            16803
                  15409               16135            16578
                  15439               16166            16651
                  15102               15814            16373
                  15564               16298            16834
12/92             15826               16571            17053
                  15979               16732            17214
                  16670               17456            18014
                  16409               17182            17797
                  16634               17418            18040
                  16730               17518            18190
                  17073               17877            18532
                  17007               17809            18550
                  17459               18282            19025
                  17655               18487            19290
                  17703               18537            19326
                  17479               18303            19092
12/93             17829               18669            19585
                  18045               18896            19816
                  17511               18337            19160
                  16622               17405            18016
                  16637               17421            18155
                  16838               17631            18368
                  16651               17436            18147
                  17035               17837            18614
                  17047               17850            18653
                  16626               17409            18220
                  16270               17037            17661
                  15936               16687            17194
12/94             16358               17129            17805
                  16960               17759            18588
                  17673               18506            19345
                  17802               18651            19578
                  17775               18612            19568
                  18602               19478            20401
                  18204               19061            20025
                  18291               19153            20128
                  18527               19400            20412
                  18665               19544            20572
                  19056               19954            21070
                  19584               20506            21613
12/95             19872               20808            21950
                  19937               20876            22044
                  19717               20646            21775
                  19266               20174            21377
                  19121               20022            21291
                  19153               20055            21302
                  19435               20351            21630
                  19673               20600            21848
                  19603               20527            21816
                  20000               20942            22315
                  20231               21171            22588
                  20692               21627            23073
12/31/96          20503               21418            22935


SAFECO CALIFORNIA TAX-FREE INCOME FUND
Illustration of a $10,000 Investment

INVESTMENT VALUE AS OF DECEMBER 31, 1996
SAFECO CALIFORNIA TAX-FREE INCOME FUND CLASS A: $20,047
SAFECO CALIFORNIA TAX-FREE INCOME FUND CLASS B: $20,936
LEHMAN BROTHERS LONG MUNICIPAL BOND INDEX $22,935

                  Class A           Class B          Lehman Bros.

12/31/86           9550             10000            10000
                   9800             10262            10336
                   9856             10321            10365
                   9799             10261            10212
                   9070              9497             9639
                   8927              9348             9533
                   9220              9655             9837
                   9290              9728             9928
                   9302              9740             9972
                   8797              9212             9565
                   8783              9197             9564
                   9144              9574             9870
12/87              9350              9791             9998
                   9810             10272            10397
                   9955             10424            10520
                   9663             10118            10369
                   9717             10175            10451
                   9631             10085            10462
                   9879             10344            10666
                   9906             10373            10737
                   9950             10419            10780
                  10184             10663            11024
                  10486             10980            11275
                  10328             10814            11154
12/88             10546             11043            11348
                  10799             11308            11615
                  10544             11145            11452
                  10638             11139            11462
                  10885             11398            11798
                  11107             11630            12071
                  11226             11755            12255
                  11355             11890            12417
                  11217             11745            12228
                  11213             11741            12191
                  11322             11855            12352
                  11524             12067            12614
12/89             11591             12138            12708
                  11463             12003            12579
                  11603             12150            12721
                  11582             12127            12734
                  11405             11943            12578
                  11755             12309            12934
                  11867             12427            13061
                  12093             12663            13291
                  11892             12348            12975
                  11775             12330            12955
                  12072             12641            13229
                  12355             12937            13564
12/90             12399             12984            13624
                  12588             13181            13807
                  12627             13221            13904
                  12598             13192            13937
                  12794             13397            14153
                  12918             13527            14319
                  12856             13461            14292
                  13053             13668            14513
                  13233             13857            14722
                  13474             14109            14935
                  13619             14261            15092
                  13543             14181            15110
12/91             13956             14614            15470
                  13908             14563            15461
                  13911             14567            15485
                  13913             14568            15524
                  14014             14675            15672
                  14226             14896            15901
                  14505             15189            16209
                  14996             15702            16803
                  14708             15401            16578
                  14814             15512            16651
                  14402             15081            16373
                  14875             15576            16834
12/92             15072             15782            17053
                  15229             15946            17214
                  15919             16669            18014
                  15705             16445            17797
                  15935             16686            18040
                  16001             16754            18190
                  16299             17067            18532
                  16278             17045            18550
                  16736             17524            19025
                  16939             17737            19290
                  16939             17737            19326
                  16676             17462            19092
12/93             17066             17870            19585
                  17320             18136            19816
                  16865             17660            19160
                  16014             16769            18016
                  15956             16708            18155
                  16105             16864            18368
                  15951             16702            18147
                  16321             17090            18614
                  16316             17084            18653
                  15901             16651            18220
                  15517             16248            17661
                  15230             15948            17194
12/94             15496             16226            17805
                  16207             16971            18588
                  16999             17800            19345
                  17137             17944            19578
                  17060             17864            19568
                  18023             18872            20401
                  17472             18295            20025
                  17550             18377            20128
                  17826             18666            20412
                  17964             18810            20572
                  18442             19311            21070
                  19119             20020            21613
12/95             19546             20467            21950
                  19476             20394            22044
                  19228             20134            21775
                  18657             19536            21377
                  18491             19362            21291
                  18508             19380            21302
                  18871             19760            21630
                  19087             19986            21848
                  19040             19937            21816
                  19496             20414            22315
                  19736             20653            22588
                  20268             21180            23073
12/31/96          20047             20936            22935

SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
Illustration of a $10,000 Investment

INVESTMENT VALUE AS OF DECEMBER 31, 1996
SAFECO WASHINGTON STATE MUNI BOND FUND CLASS A: $11,737
SAFECO WASHINGTON STATE MUNI BOND FUND CLASS B: $11,984
LEHMAN BROTHERS LONG MUNICIPAL BOND INDEX $12,887



                  Class A           Class B          Lehman Bros.
3/31/93            9571             10017            10000
                   9711             10163            10137
                   9751             10206            10221
                   9986             10452            10413
                   9955             10419            10423
                  10226             10703            10690
                  10345             10827            10839
                  10363             10847            10859
                  10200             10676            10728
12/31/93          10408             10893            11005
                  10569             11062            11135
                  10207             10684            10766
                   9636             10086            10123
                   9681             10133            10201
                   9819             10276            10321
                   9650             10100            10197
                   9894             10355            10459
                   9858             10318            10481
                   9619             10068            10238
                   9362              9799             9923
                   9144              9570             9661
12/31/94           9508              9951            10004
                   9896             10357            10444
                  10270             10749            10870
                  10324             10805            11000
                  10293             10773            10995
                  10709             11208            11463
                  10514             11005            11252
                  10579             11072            11310
                  10715             11215            11469
                  10791             11294            11559
                  11025             11539            11839
                  11280             11806            12144
12/31/95          11399             11931            12333
                  11446             11980            12386
                  11340             11869            12235
                  11121             11640            12011
                  11061             11577            11963
                  11083             11600            11969
                  11211             11734            12154
                  11325             11853            12276
                  11292             11819            12258
                  11513             12050            12539
                  11611             12145            12692
                  11819             12367            12965
12/31/96          11737             11984            12887

AVERAGE ANNUAL TOTAL RETURNS



                                    WITH SALES CHARGE             WITHOUT SALES CHARGE
                                    -----------------             --------------------
                                       5 YEAR OR                        5 YEAR OR
                              1 YEAR   INCEPTION    10 YEAR   1 YEAR    INCEPTION   10 YEAR
                              ------   ---------    -------   ------    ---------   -------

SAFECO Municipal
Bond Fund
Class A                       (1.47)%    6.12%       7.44%    3.18%       7.10%       7.94%
Class B                       (2.07)%    6.74%       7.91%    2.93%       7.05%       7.91%
-------------------------------------------------------------------------------------------
SAFECO California
Tax-Free Income Fund
Class A                       (2.05)%    6.53%       7.20%    2.56%       7.51%       7.70%
Class B                       (2.71)%    7.15%       7.67%    2.29%       7.46%       7.67%
-------------------------------------------------------------------------------------------
SAFECO Washington State
Municipal Bond Fund
Class A                       (1.67)%    4.30%++       N/A    2.97%       5.59%++       N/A
Class B                       (2.04)%    4.90%++       N/A    2.96%       5.59%++       N/A
-------------------------------------------------------------------------------------------


++ Washington Fund performance from 3/31/93 (inception date was March 18, 1993).


         The performance graphs compare a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of Share's and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B Shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance. The relevant market index is as follows:

 - Lehman Brothers Long Municipal Bond -- a widely accepted index of bonds with maturities of 22 years and greater.

         The index is unmanaged and, unlike the Funds, does not reflect the payment of investment advisory fees and other expenses associated with an investment in the Funds. Fund total return assumes the reinvestment of all interest and capital gain distributions. Returns are historical and not predictive of future performance.

                             PERFORMANCE INFORMATION
                                December 31, 1996
                           CLASS A AND CLASS B SHARES

SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
ILLUSTRATION OF A $10,000 INVESTMENT

             INVESTMENT VALUE AS OF DEC. 31, 1996
             SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND CLASS A: $17,204 SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND CLASS B: $18,002 MERRILL LYNCH INTERMEDIATE-TERM TREASURY INDEX: $19,135



                                                          CLASS A               CLASS B        MERRILL LYNCH

      9/30/88                                               9550                10000            10000
                                                            9679                10135            10136
                                                            9603                10055            10048
      Dec-88                                                9614                10067            10057
                                                            9671                10127            10156
                                                            9622                10076            10114
                                                            9639                10093            10164
                                                            9809                10271            10351
                                                            9981                10452            10569
                                                           10208                10689            10839
                                                           10387                10877            11060
                                                           10291                10776            10906
                                                           10333                10820            10961
                                                           10507                11002            11186
                                                           10584                11082            11295
      Dec-89                                               10606                11105            11324
                                                           10543                11039            11259
                                                           10596                11095            11288
                                                           10589                11088            11310
                                                           10562                11060            11270
                                                           10763                11270            11509
                                                           10872                11384            11658
                                                           11018                11537            11826
                                                           10978                11496            11774
                                                           11021                11540            11882
                                                           11109                11632            12047
                                                           11224                11753            12227
      Dec-90                                               11365                11900            12400
                                                           11416                11953            12526
                                                           11505                12047            12591
                                                           11586                12132            12660
                                                           11715                12267            12791
                                                           11776                12331            12864
                                                           11791                12346            12877
                                                           11938                12500            13016
                                                           12139                12711            13259
                                                           12321                12902            13485
                                                           12454                13041            13637
                                                           12582                13175            13797
      Dec-91                                               12901                13509            14134
                                                           12754                13355            13991
                                                           12770                13371            14044
                                                           12723                13323            13987
                                                           12820                13425            14115
                                                           13005                13617            14316
                                                           13208                13830            14524
                                                           13537                14175            14793
                                                           13643                14286            14964
                                                           13896                14551            15171
                                                           13642                14284            14985
                                                           13557                14196            14918
      Dec-92                                               13748                14396            15115
                                                           14102                14767            15397
                                                           14414                15093            15628
                                                           14472                15154            15686
                                                           14576                15263            15810
                                                           14528                15212            15763
                                                           14880                15581            15990
                                                           14903                15605            16022
                                                           15271                15990            16267
                                                           15357                16080            16337
                                                           15390                16116            16366
                                                           15144                15858            16287
      Dec-93                                               15238                15956            16351
                                                           15436                16164            16514
                                                           15028                15736            16279
                                                           14712                15405            16051
                                                           14608                15296            15942
                                                           14613                15302            15959
                                                           14586                15273            15970
                                                           14780                15476            16168
                                                           14817                15515            16219
                                                           14656                15346            16088
                                                           14661                15352            16092
                                                           14631                15321            16012
      Dec-94                                               14688                15380            16072
                                                           14856                15556            16339
                                                           15078                15789            16652
                                                           15155                15870            16743
                                                           15342                16065            16935
                                                           15928                16679            17419
                                                           16035                16790            17533
                                                           15910                16660            17545
                                                           16100                16858            17689
                                                           16278                17045            17808
                                                           16526                17304            18008
                                                           16862                17656            18232
      Dec-95                                               17148                17956            18418
                                                           17204                18014            18576
                                                           16784                17575            18368
                                                           16608                17391            18280
                                                           16574                17355            18222
                                                           16571                17351            18212
                                                           16691                17477            18390
                                                           16743                17532            18447
                                                           16741                17530            18467
                                                           16929                17726            18701
                                                           17134                17930            19006
                                                           17351                18165            19240
       12/31/96                                            17204                18002            19135

SAFECO MANAGED BOND FUND
ILLUSTRATION OF A $10,000 INVESTMENT

SAFECO MANAGED BOND FUND CLASS A: $10,877
SAFECO MANAGED BOND FUND CLASS B: $11,069
LEHMAN BROTHERS GOVT/CORPORATE INDEX: $11,925

                                                        CLASS A                 CLASS B         LEHMAN BROS.
2/28/94                                                  9550                   10000           10000
                                                         9231                    9666            9755
                                                         9223                    9657            9674
                                                         9231                    9666            9657
                                                         9218                    9653            9634
                                                         9318                    9757            9827
                                                         9340                    9780            9831
                                                         9266                    9703            9683
                                                         9272                    9709            9672
                                                         9245                    9680            9655
12/31/94                                                 9263                    9699            9718
                                                         9386                    9828            9905
                                                         9541                    9991           10135
                                                         9587                   10038           10203
                                                         9709                   10167           10344
                                                        10059                   10533           10778
                                                        10137                   10615           10864
                                                        10067                   10541           10822
                                                        10193                   10674           10960
                                                        10305                   10791           11072
                                                        10469                   10962           11235
                                                        10675                   11178           11420
12/31/95                                                10870                   11382           11588
                                                        10887                   11400           11660
                                                        10627                   11127           11412
                                                        10514                   11010           11317
                                                        10509                   11004           11239
                                                        10514                   11009           11219
                                                        10593                   11092           11370
                                                        10626                   11127           11396
                                                        10646                   11148           11369
                                                        10734                   11239           11571
                                                        10843                   11347           11841
                                                        10965                   11467           12058
12/31/96                                                10877                   11069           11925

AVERAGE ANNUAL TOTAL RETURNS

                                WITH SALES CHARGE                 WITHOUT SALES CHARGE
                           ----------------------------     ----------------------------
                                   5 YEAR OR                         5 YEAR OR
                           1 YEAR  INCEPTION    10 YEAR     1 YEAR   INCEPTION   10 YEAR
                           ------  ---------    -------     ------   ---------   -------

SAFECO Intermediate-Term
U.S. Treasury Fund
Class A                    (4.19)%  4.95%        6.80%+++    0.33%      5.93%  7.40%+++
Class B                    (4.75)%  5.59%        7.39%+++    0.25%      5.91%  7.39%+++
---------------------------------------------------------------------------------------
SAFECO Managed Bond Fund
Class A                    (4.43)%  3.01%+       N/A         0.07%      4.70%+     N/A
Class B                    (5.11)%  3.65%+       N/A        (0.12)%     4.63%+     N/A

 + Managed Bond Fund performance from 2/28/94 (inception date of the fund).

 +++ Intermediate-Term U.S. Treasury Fund performance from 9/30/88 (inception date was September, 7, 1988).



         The performance graphs compare a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance. The relevant market indexes are as follows:

 - Merrill Lynch Intermediate-Term Treasury Index -- a widely accepted index measuring the performance of U.S. Treasury securities with maturities of one to ten years.

 - Lehman Brothers Government/Corporate Index -- a widely accepted index measuring the blended return of U.S. Government securities and corporate bonds.

         The indexes are unmanaged and, unlike the Funds, do not reflect the payment of investment advisory fees and other expenses associated with an investment in the Funds. Fund total return assumes the reinvestment of all interest and capital gain distributions. Returns are historical and not predictive of future performance.

                          REPORT FROM THE FUND MANAGER
                               SAFECO GROWTH FUND
                               December 31, 1996

         For the year ended December 31, 1996 SAFECO Growth Fund returned
22.90% for the Advisor Class A shares and 22.69% for the Advisor Class B shares, not including the effects of sales charges. Meanwhile, the average growth fund returned 19.24%, according to Lipper Analytical Services, and the unmanaged S&P 500 returned 22.94%.

         It has been two great years for big companies as evidenced by terrific back-to-back gains in the S&P Index. But, the more exciting news is that SAFECO Growth Fund, with its portfolio of non-S&P companies, kept right up with the index and surpassed its peer group.

         This is exciting because while the S&P stocks appear high priced, smaller company valuations--including many stocks held by Growth Fund--remain quite reasonable.

         Our performance is attributable to one thing, stock selection. Over the past year, we were able to increase holdings in companies with great earnings growth potential at good valuations and benefit by them--AMRION, a vitamin supplement company; DAMARK INTERNATIONAL, a catalog retailer; ULTRAK, closed circuit television and PHILIP MORRIS.

                          [Photo of Thomas M. Maguire]

         And while the companies in our portfolio may seem widely diverse, they actually have common characteristics--good earnings, good valuations, and good fundamentals.

         Drugs & hospital supply companies remain our largest industry group at 18% of net assets. People will use medical products and services regardless of what the economy is doing. And, in most cases, their use will increase as the population ages. In fact, aging and increasing pressure to cut medical costs is growing the market for LIFELINE SYSTEMS in-home monitoring.

                                   HIGHLIGHTS
                                     SAFECO
                                  GROWTH FUND
                            As of December 31, 1996

                      Net Asset Capitalization Weightings
                           As a Percent of Net Assets
                            as of December 31, 1996

                                  [Pie Chart]

1.  Large:  16%  ($4 Bil. and above.)

2.  Medium:  1%  ($1 Bil. - $4 Bil.)

3.  Small:  82%  (Less than $1 Bil.)

4.  Cash and Other:  1%

Top Five Industries
As a Percent of Net Assets
as of December 31, 1996

                                  [Bar Chart]

Drugs & Hospital Supplies:    18%

Computer Systems:             16%

Building Materials:           10%

Food & Tobacco:                8%

Retail=Specialty:              7%



         Another one of our healthcare stocks, PENEDERM, an emerging pharmaceutical company, posted gains with its first drug approval.

         My other activity in healthcare was to eliminate our stake in HEALTH SYSTEMS INTERNATIONAL, and to expand our position in UNITED DENTAL CARE, a dental HMO.

         Seagate, a producer of high-end disk drives with a great balance sheet and cash flow, performed magnificently. We sold a portion of our position to lock in those gains. Taken together Seagate, MICROS SYSTEMS (the leading point-of-sale company serving the hospitality industry) and small holdings in OPTIMAL ROBOTICS CORP. and COMPUTER HORIZONS bring our holdings in computer systems to 16% of net assets.

         As I stated earlier, I see the S&P as highly priced in comparison to smaller company averages. However, the Growth Fund is predominantly invested in fundamentally sound companies with

         (Continued on next page)
                                      -11-

SAFECO GROWTH FUND
As of December 31, 1996

                                                  PERCENT OF
TOP TEN HOLDINGS                                  NET ASSETS
------------------------------------------------------------


Seagate Technology, Inc. ......................   8.4%
  (Magnetic Disk Manufacturer)
Philip Morris Cos., Inc. ......................   7.5%
  (Food, Beverage & Tobacco Company)
MICROS Systems, Inc. ..........................   6.2%
  (Electronic Cash Register Manufacturer)
American Buildings Co. ........................   5.2%
  (Construction Products Company)
Penederm, Inc. ................................   4.6%
  (Drug Delivery System)
Lifeline Systems, Inc. ........................   4.5%
  (Medical Instruments)
First Financial Caribbean Corp.(ADR) ..........   3.5%
  (Mortgage Bank)
Damark International, Inc. ....................   3.2%
  (Retail Marketer)
Harold's Stores, Inc. .........................   2.8%
  (Specialty Retailer)
Datascope Corp. ...............................   2.7%
  (Medical Equipment Manufacturer)


TOP FIVE PURCHASES
(Oct. to Dec.)                               COST (000's)
---------------------------------------------------------
Alternative Resources Corp. .................  $4,503
Damark International, Inc. ..................   4,343
United Dental Care, Inc. ....................   3,978
Youth Services International, Inc. ..........   2,515
Amrion, Inc. ................................   1,974

TOP FIVE SALES
(Oct. to Dec.)                               PROCEEDS (000's)
-------------------------------------------------------------
Canandaigua Wine Co., Inc. .................   $4,675
*Health Systems International, Inc. ........    4,490
Ultrak, Inc. ...............................    4,032
*Family Golf Centers, Inc. .................    3,922
Credit Acceptance Corp. ....................    3,122

*Security sold, no longer in portfolio.

REPORT FROM THE GROWTH FUND MANAGER
        (Continued)

excellent prospects at very reasonable valuations. I think the result of our "stock picking" is that the fund is in good shape no matter which sector 1997 favors; and is in even better shape should small companies return to favor.

/s/ Thomas M. Maguire
---------------------
    Thomas M. Maguire
    Growth Fund Manager

After completing his M.B.A. at the University of Washington, Thomas Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1996

SHARES OR
PRINCIPAL AMOUNT                           VALUE (000'S)
--------------------------------------------------------
COMMON STOCKS - 98.5%
BEVERAGES - 2.4%
  166,829 * Canandaigua
            Wine Co., Inc. ............   $  4,755
BUILDING MATERIALS - 9.7%
  118,600 * ABT Building
            Products Corp. ............      2,965
  428,800*+ American Buildings Co. ....     10,238
   35,300 * Diamond Home Services, Inc.        971
  147,000 * Fibreboard Corp. ..........      4,961
CHEMICALS - 1.2%
   80,200   AT Plastics, Inc. .........        792
  196,400 * Melamine Chemicals, Inc. ..      1,620
COMMERCIAL SERVICES - 1.6%
  201,625 * Youth Services
            International, Inc. .......      3,075
COMPUTER SERVICES - 3.3%
  269,100 * Alternative Resources Corp.      4,676
   95,100   LCS Industries, Inc. ......      1,379
   32,500 * ONTRACK Data
            International, Inc. .......        488
COMPUTER SOFTWARE - 1.4%
  159,300 * Phoenix International
            Ltd., Inc. ................      2,748
COMPUTER SYSTEMS - 16.1%
   60,400 * Computer Horizons Corp. ...      2,325
  393,914 * MICROS Systems, Inc. ......     12,113
  128,000 * Optimal Robotics Corp. ....        608
  417,968 * Seagate Technology, Inc. ..     16,510
CONSUMER PRODUCTS & SUPPLIERS - 0.4%
  221,000 * Celebrity, Inc. ...........        787
DRUGS & HOSPITAL SUPPLIES - 17.7%
  168,300 * Andrx Corp. ...............      2,714
   70,000 * Anesta Corp. ..............      1,347
   80,000 * Autonomous
            Technologies Corp. ........        320
  264,200 * Datascope Corp. ...........      5,284
  255,000 * Ethical Holdings, plc (ADR)      1,482
  503,550*+ Lifeline Systems, Inc. ....      8,812
  197,400   Medex, Inc. ...............      4,590
  723,600*+ Penederm, Inc. ............      8,955
   31,300 * ResMed, Inc. ..............        689
   44,600 * Zonagen, Inc. .............        418
ELECTRONICS - 3.1%
  105,060 * Intermagnetics
            General Corp. .............      1,261
   91,900 * JPM Co. ...................      1,608
  102,625 * Ultrak, Inc. ..............      3,130
FINANCIAL SERVICES - 6.1%
   32,416   Cole Taylor Financial
            Group, Inc. ...............        859
  100,600 * Credit Acceptance Corp. ...      2,364
  210,100 * First Enterprise Financial
            Group, Inc. ...............      1,970
  247,600   First Financial Caribbean
            Corp. (ADR)................      6,871
FOOD & TOBACCO - 7.5%
  130,000   Philip Morris Cos., Inc. ..     14,641
HEALTH CARE - 3.0%
   22,600 * Amrion, Inc. ..............        511
   32,500 * MedQuist, Inc. ............        804
  152,000 * United Dental Care, Inc. ..      4,617
HOMEBUILDING - 0.5%
   42,500 * American Homestar Corp. ...        967
HOSPITAL MANAGEMENT - 0.1%
   98,000 * Laboratory Specialists of
            America, Inc. .............        294

                       SEE NOTES TO FINANCIAL STATEMENTS

                               SAFECO Growth Fund
                            As of December 31, 1996

SHARES OR
PRINCIPAL AMOUNT                           VALUE (000'S)
--------------------------------------------------------
HOUSEHOLD PRODUCTS - 2.2%
  325,200 * Lifetime Hoan Corp. .........   $3,821
  150,000 * Media Arts Group, Inc. ......      384
LEISURE TIME - 0.0%
   80,000 * Laser Storm, Inc. ...........       80
MANUFACTURING - 2.3%
   75,600 * Industrial Training Corp. ...      425
  325,500 * Maverick Tube Corp. .........    4,150
OFFICE EQUIPMENT & SUPPLIES - 1.1%
  244,500*+ Open Plan Systems, Inc. .....    2,139
POLLUTION CONTROL - 2.0%
  156,000 * Tetra Technologies, Inc. ....    3,939
RESTAURANTS - 2.9%
  617,900 * NPC International, Inc. .....    5,098
   92,400 * New York Bagel Enterprises ..      566
RETAIL - 6.0%
  659,300*+ Damark International, Inc. ..    6,263
  379,423*+ Harold's Stores, Inc. .......    5,454
RETAIL - SPECIALTY - 7.3%
   82,600   Aaron Rents, Inc. ...........      981
  500,000*+ American Coin
            Merchandising, Inc. .........    2,500
    8,500 * Funco, Inc. .................       71
  147,200 * Garden Botanika, Inc. .......    1,766
  163,000 * Garden Ridge Corp. ..........    1,406
  362,200*+ Rent-Way, Inc. ..............    3,486
   76,600 * The Dress Barn, Inc. ........    1,149
   67,500 * Video Update, Inc. (Class A).      266
  300,400 * West Coast
            Entertainment Corp. .........    2,629
TELECOMMUNICATIONS - 0.6%
  183,400 * ACI Telecentrics, Inc. ......    1,123
                                           -------
TOTAL COMMON STOCKS .....................  193,215
                                           -------
WARRANTS - 0.0%
LEISURE TIME - 0.0%
   80,000 * Laser Storm, Inc. ...........       25
                                           -------
TOTAL WARRANTS ..........................       25
                                           -------
TEMPORARY INVESTMENTS - 1.0%
INVESTMENT COMPANIES:
$1,903,185  Short-Term Investments Co.
(Prime Portfolio)........................    1,903
                                           -------
TOTAL TEMPORARY INVESTMENTS..............    1,903
                                           -------
TOTAL INVESTMENTS - 99.5%  ..............  195,143
Other Assets, less Liabilities ..........      920
                                           -------
NET ASSETS .............................. $196,063
                                           =======



 *   Non-income producing security.

 + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund's investment advisor controls 5% or more of the outstanding voting shares of the company).


                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO EQUITY FUND
                               December 31, 1996




         It was another great year for SAFECO Equity investors. The Advisor Class A shares returned 25.00% and the Advisor Class B shares returned 24.68%, not including sales charges, for the 12 months ended December 31. The S&P returned 22.94%, and the average growth and income fund returned 20.78% according to Lipper Analytical Services.

         The Fund's success was due to staying our course -- that is, focusing on well-run companies with long-term growth records at good prices and disciplined selling. The 1996 stock market favored both the type of stocks we favor and the industries in which we were most heavily invested. Our choices in technology, our overweighting in financials (especially CHASE MANHATTAN), and our subsequent underweighting in utilities and oils, enabled us to outperform both our peers and the S&P.

         Setting buy targets and keeping companies in my sights was especially fruitful in the technology arena. We bought ORACLE (database software) when it came into our range and it took off so strongly, I've taken some profits. SEAGATE (high-end disc drives) was another big purchase and gainer. Positions we had established earlier in INTEL (computer processor chips) and MICROSOFT (software) have also performed well.


                            [Photo of Rich Meagley]

         Equipment manufacturers MOTOROLA, HEWLETT PACKARD and EDS complete the list of our technology holdings. Combined, our computer hardware and software stocks now account for 8.4% of net assets and every name we own is well known.

         As I set a buy price, so I set a sell price, and sell when a stock rises to it. Such was the case with WARNER LAMBERT. I took profits there and moved into BRISTOL-MYERS. I think Bristol can grow faster than its price currently reflects. It has a new CFO with ambitious cost cutting plans, new drugs coming to market and an expanding sales force.

         I bought SMITHKLINE after its price fell on a "turn-down" by the Food and Drug administration. SmithKline has lots of drugs pending approval, and an improving over-the-counter business.

         Frankly, I'm currently concerned about corporate earnings

                                                       (Continued on next page.)

                                  HIGHLIGHTS
                                     SAFECO
                                  EQUITY FUND
                            As of December 31, 1996

                      Net Asset Capitalization Weightings
                           As a Percent of Net Assets
                            as of December 31, 1996

                                  [Pie Chart]

1.  Large: 88%  ($4 Bil. and above.)

2.  Medium:  8%  ($1 Bil. - $4 Bil.)

3.  Small:  0%  (Less than $1 Bil.)

4.  Cash and Other Assets:  4%

Top Five Industries
As a Percent of Net Assets
as of December 31, 1996

                                  [Bar Chart]


Petroleum & Petroleum Services:              9%

Drugs & Hospital Supplies:                   8%

Electrical Equipment & Electronics:          8%

Banking & Finance:                           7%

Financial Services:                          6%


                                REPORT FROM THE
                              EQUITY FUND MANAGER
                                  (Continued)



matching expectations. Hence, companies with cost-cutting ability and a decent dividend are particularly attractive to me. Those qualities can support return, especially in times when missed earnings are likely to drag down share prices.

For those reasons I added to our oil stocks and I eliminated CENTURY TELEPHONE, swapping it for BELL ATLANTIC which has a much better yield and, pending the merger with NYNEX, savings potential.

Merger-inspired cost-cutting continues at KIMBERLY-CLARK and Chase Manhattan. In fact, things are proceeding so well at Chase, I bought more, making it our largest holding.

I sold CITICORP when it hit our target. And I lightened our insurance holdings from five companies to two in favor of other financials with higher growth potential. One is credit card provider ADVANTA CORP.

BLOCKBUSTER'S lackluster performance returned its parent, VIACOM, to our price range and I bought more of it. I like its new management and its international growth potential.

Of late, no industries have been distinctly attractive, and so our purchases have been widely distributed. The most recent additions to the portfolio include ELECTRONIC DATA SYSTEMS, ALLIED SIGNAL, PACIFICCARE, JOHNSON and JOHNSON, TEXACO and AMERICAN STORES.

The fact the market seems precariously high, has not caused me to alter my strategy. I'm still striving for consistency, discipline and execution.

Equity Fund's portfolio is about 90 percent large capitalization companies (over $4 billion). This is no surprise. The type of company I'm looking for -- well-run companies with long-term, proven growth records -- tend to grow into large companies.

While I won't speculate on the market, I will predict with absolute confidence that my investment style will remain the same. And, my personal belief is that performance will follow.





/s/ Rich Meagley
--------------------
Richard Meagley,
Equity Fund Manager

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.


                             HIGHLIGHTS (Continued)
                               SAFECO EQUITY FUND
                            As of December 31, 1996

                                            PERCENT OF
TOP TEN HOLDINGS                            NET ASSETS
------------------------------------------------------
Chase Manhattan Corp. ...................      5.1%
  (Bank)
Mobil Corp. .............................      2.6%
  (Oil/Gas Exploration & Production)
Viacom, Inc. ............................      2.5%
  (Entertainment & Communication)
AMP, Inc. ...............................      2.5%
  (Electrical Equipment Manufacturer)
Exxon Corp. .............................      2.3%
  (Oil/Gas Exploration & Production)
Bell Atlantic Corp. .....................      2.3%
  (Telephone Company)
Philip Morris Cos., Inc. ................      2.2%
  (Food, Beverage & Tobacco Company)
NationsBank Corp. .......................      2.2%
  (Bank)
Bristol-Myers Squibb Co. ................      2.2%
  (Pharmaceuticals)
AT&T Corp. ..............................      2.2%
  (Telephone Company)

TOP FIVE PURCHASES
(Oct. to Dec.)                            COST (000'S)
------------------------------------------------------
PacifiCare Health Systems, Inc. .........  $18,859

Electronic Data Systems Corp. ...........   18,461

American Stores Co. .....................   18,122

Texaco, Inc. ............................   17,412

Johnson & Johnson .......................   12,794

TOP FIVE SALES
(Oct. to Dec.)                        PROCEEDS (000'S)
------------------------------------------------------
*Union Pacific Corp. ....................  $12,052

*Century Telephone Enterprise Co. .......    9,633

Seagate Technology, Inc. ................    8,675

Intel Corp. .............................    7,380

SmithKline Beecham. plc (ADR) ...........    6,899
------------------------------------------------------


*Security sold, no longer in portfolio.

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                            As of December 31, 1996

SHARES OR
PRINCIPAL AMOUNT                              VALUE (000's)
-----------------------------------------------------------
COMMON STOCKS - 96.1%

AUTOS & AUTO PARTS - 2.2%

     590,000   Echlin, Inc. ...................   $18,659

BANKING & FINANCE - 7.3%

     485,400   Chase Manhattan Corp. ..........    43,322

     195,000   NationsBank Corp. ..............    19,061

BEVERAGES - 2.1%

     615,000   PepsiCo, Inc. ..................    17,989

BROADCAST MEDIA - 4.1%

     600,000 * Viacom, Inc. (Class B) .........   20,925

     205,000   Walt Disney Co. ................    14,273

CHEMICALS - 1.9%

     175,000   Du Pont (E.I.) de
               Nemours & Co. ..................    16,516

COMPUTER SOFTWARE - 4.8%

     400,000    Electronic Data
                Systems Corp. .................   17,300

     165,000 *  Microsoft Corp. ...............   13,633


     250,000 *  Oracle Corp. ..................   10,437

COMPUTER SYSTEMS - 3.6%

     305,000    Hewlett-Packard Co. ...........   15,326

     380,000 *  Seagate Technology, Inc. ......   15,010

DRUGS & HOSPITAL SUPPLIES - 8.2%

     315,000    American Home
                Products Corp. ................   18,467

     175,000    Bristol-Myers Squibb Co. ......   19,031

     210,000    Schering-Plough Corp. .........   13,597

     275,000    SmithKlineBeecham,
                plc (ADR) .....................   18,700

ELECTRIC UTILITY - 2.0%

     760,000    Houston Industries, Inc. ......   17,195

ELECTRICAL EQUIPMENT & ELECTRONICS - 7.6%

     545,000    AMP, Inc. .....................   20,914

     175,000    General Electric Co. ..........   17,303

     100,000    Intel Corp. ...................   13,094

     220,000    Motorola, Inc. ................   13,502

FINANCIAL SERVICES - 6.2%

     430,000    Advanta Corp. (Class B) .......   17,576

     160,000    Federal Home Loan
                Mortgage Corp. ................   17,620

     475,000    Federal National
                Mortgage Association ..........   17,694

FOOD & TOBACCO - 4.2%

     320,000    ConAgra, Inc. .................   15,920

     170,000    Philip Morris Cos., Inc. ......   19,146

HEALTHCARE - 1.5%

     250,000    Johnson & Johnson .............   12,437

HOSPITAL MANAGEMENT - 2.2%

     221,300 *  PacifiCare Health Systems,
                Inc. (Class B) ................   18,866

HOUSEHOLD PRODUCTS - 3.9%

     170,000    Colgate-Palmolive Co. .........   15,682

     185,000    Kimberly-Clark Corp. ..........   17,621

                       SEE NOTES TO FINANCIAL STATEMENTS

                               SAFECO EQUITY FUND
                            As of December 31, 1996

SHARES OR
PRINCIPAL AMOUNT                             VALUE (000'S)
----------------------------------------------------------

INSURANCE - 3.8%

     130,000  American International
              Group, Inc. .....................    $14,073
     275,000  ITT Hartford Group, Inc. ........     18,563

MANUFACTURING - 2.0%

     250,000  AlliedSignal, Inc. ..............     16,750
      14,000  Dover Corp. .....................        704

PAPER & FOREST PRODUCTS - 1.8%

     216,500  Willamette Industries, Inc. .....     15,074

PETROLEUM & PETROLEUM SERVICES - 8.6%

     200,000  Exxon Corp. .....................     19,600
     180,000  Mobil Corp. .....................     22,005
      87,000  Royal Dutch Petroleum
              Co. (ADR) .......................     14,855
     175,000  Texaco, Inc......................     17,172

POLLUTION CONTROL - 1.9%

     625,000  Browning-Ferris
              Industries, Inc. .................    16,406

RETAIL - 3.8%

     347,500  May Department
              Stores Co. .......................    16,246
     725,000  Wal-Mart Stores, Inc. ............    16,584

RETAIL - GROCERS - 4.2%

     476,000  Albertson's, Inc. ................    16,958
     450,000  American Stores Co. ..............    18,394

TELECOMMUNICATIONS - 2.2%

     435,000  AT&T Corp. .......................  $ 18,923

TRANSPORTATION - 1.8%

     175,000  Burlington Northern
              Santa Fe .........................    15,116

UTILITIES - TELEPHONE - 4.2%

     300,000  Bell Atlantic Corp. ..............    19,425
     360,000  GTE Corp. ........................    16,380
                                                   -------
TOTAL COMMON STOCKS ............................   820,044
                                                   -------
TEMPORARY INVESTMENTS - 4.7%

U.S. AGENCY NOTES:
$39,855,000  Federal Home
             Loan Mortgage Corp.
             5.70%, due 1/02/97 ................    39,849
                                                    ------

TOTAL TEMPORARY INVESTMENTS ....................    39,849
                                                    ------
TOTAL INVESTMENTS - 100.8% .....................   859,893

Liabilities, less Other Assets .................    (6,813)
                                                    ------

NET ASSETS .....................................  $853,080
                                                  ========

----------------------------------------------------------
*Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO INCOME FUND
                               December 31, 1996

         1996 was a great year for SAFECO Income Fund. Your fund returned 23.95% for the Advisor Class A shares and 23.67% for the Advisor Class B shares, not including the effects of sales charges, surpassing the S&P which returned 22.94% and the equity-income peer group which returned, on average, 18.83% according to Lipper Analytical Services.

         It was a year in which companies with predictable earnings growth did well, as they typically do in slow-growth, low-inflation economies such as the one we're experiencing. In general, our success was due to recognizing the environment we're investing in and investing appropriately. Specific picks that enabled us to beat the S&P and peer group included HEWLETT PACKARD, GE, PHILIP MORRIS, AMERICAN BANKERS INSURANCE, ITT HARTFORD, ALTERA and SEAGATE.

         While large, stable, dividend-paying companies continue to predominate the Income Fund, I have tailored the portfolio for more capital appreciation potential. I have also maintained a fairly high level of convertible securities (28% of assets at year end) to preserve yield and down market protection.

         To enhance return potential, I've added some smaller positions in technology stocks. That's made SAFECO Income unique among equity-income funds. While most of our peers eschew technology stocks (which are volatile and hard to understand) we have 11% of net assets invested in computer services and systems. Such stocks currently represent 11.5% of the S&P Index and post average annual revenue and earnings growth rates ranging from 15% to 35%. It's my view that a manager can't afford not to invest here.

                             [Photo of Thomas Rath]

         Choosing these technology stocks, I look for the same qualities I look for in any stock -- consistent growth and reasonable prices. I follow key trends in the industry and invest only in companies that drive or move in concert with them. These companies are typically the dominant players in growing markets.

         Examples of these include: Seagate (high-end disk-drives), MICROS SYSTEMS, (point-of-sale technology), 3-COM (local area networks), Altera and XILINX (programmable logic devices).

                                  HIGHLIGHTS
                                     SAFECO
                                  INCOME FUND
                            As of December 31, 1996

                      NET ASSET CAPITALIZATION WEIGHTINGS
                           AS A PERCENT OF NET ASSETS
                            AS OF DECEMBER 31, 1996

                                  [Pie Chart]

1.  Large:  53%  ($4Bil. and above)

2.  Medium:  5%  ($1Bil. - $4Bil)

3.  Small:  11%  (Less than $1Bil)

4.  Preferred Stocks:       16%

5.  Corporate Bonds:        12%

6.  Cash and Other Assets:   3%


TOP FIVE INDUSTRIES
AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 1996

[Bar chart]


Petroleum & Petroleum Services: 8%

Banking & Finance:              7%

Food & Tobacco:                 7%

Financial Services:             6%

Computer Services:              6%

We actually no longer own Altera. I sold the position after it surpassed our target price and added to the Xilinx convertible.

         Convertibles, with their high yields and lower volatility, are a less treacherous way to invest in technology than stocks. In fact, the calling of three securities that converted into Seagate Technology stock, created gains for the portfolio. Seagate dominates the growing digital storage market.

         Another substantial convertible position is FIRST FINANCIAL MANAGEMENT. It pays a 5% yield and is convertible into FIRST DATA CORP., a company with majority market share in the fast growing industry of credit card processing.

         I have reduced the banks and added non-bank financials such as FEDERAL NATIONAL MORTGAGE and MEDALLION FINANCIAL. I've been especially pleased with the contributions ITT Hartford and American Bankers Insurance Group have made to the portfolio.

         I added a position in LANDAUER, a maker of radiation detection equipment. While Landauer is not an exciting name, it carries a high yield, has a history of increasing dividends and is the leader in its market.

         My approach is to find stocks of companies that can grow

                                                        (Continued on next page)

REPORT FROM THE
INCOME FUND MANAGER
(continued)

earnings at a faster pace than the broader market and that are trading at reasonable prices. The companies I like tend to have high market shares, strong balance sheets, good levels of cash flow and dividends, and are the dominant players in growing industries.

         The stock market has had two great years back-to-back, and given current stock prices relative to earnings, I don't expect a third. I anticipate a slowing of returns for 1997. The deciding factors will be corporate earnings and the level of interest rates.

         Regardless of the market environment, in SAFECO Income you have a diversified portfolio positioned for total return -- both income and capital appreciation. Your Fund is structured to advance with the market while delivering above the average current income -- income that can help hold up returns should the market falter.


/s/ Thomas Rath
------------------------
Thomas Rath
Income Fund Manager

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

HIGHLIGHTS (Continued)
SAFECO INCOME FUND
As of December 31, 1996

                                             PERCENT OF
TOP TEN HOLDINGS                             NET ASSETS
--------------------------------------------------------
Philip Morris Cos., Inc. ................      5.0%
  (Food, Beverage & Tobacco Company)
Seagate Technology, Inc. ................      3.4%
  (Magnetic Disk Manufacturer)
GTE Corp............ ....................      3.1%
  (Telephone Company)
American Home Products Corp. ............      2.8%
  (Pharmaceuticals)
Texaco, Inc......... ....................      2.7%
  (Oil Company)
First Financial Management
  5.00%, due 12/15/99. ..................      2.7%
  (Information Processor)
Landauer, Inc...... .....................      2.3%
  (Pollution Control)
ITT Hartford Group, Inc. ................      2.3%
  (Insurance Company)
GATX Corp. $3.875 Cumulative
  Convertible........ ...................      2.2%
  (Railway & Terminal Operator)
Chase Manhattan Corp. ...................      2.2%
  (Bank)

TOP FIVE PURCHASES
(Oct. to Dec.)                            COST (000'S)
--------------------------------------------------------
Salomon, Inc 6.25% Exchangeable .........   $4,605

J.C. Penney Co., Inc. ...................    3,566

Xilinx, Inc. 5.25%, due 11/1/02 (144A) ..    2,953

Electronic Data Systems Corp. ...........    2,775

Nuevo Energy Co. $2.875 Cvt. ............    2,257

TOP FIVE SALES
(Oct. to Dec.)                          PROCEEDS (000'S)
--------------------------------------------------------
Seagate Technology, Inc. ................   $6,093

*Altera Corp. 5.75%,
  due 6/15/02 (144A) ....................    3,953

Sturm Ruger & Co., Inc. .................    2,652

Cooper Industries, Inc. 7.05%,
  due 1/01/15............................    2,651

*Price/Costco, Inc. 6.75%, due 3/1/01 ...    2,621

--------------------------------------------------------
*Security sold, no longer in portfolio.

                            PORTFOLIO OF INVESTMENTS

                               SAFECO Income Fund

                            As of December 31, 1996

SHARES OR
PRINCIPAL AMOUNT                         VALUE (000'S)
------------------------------------------------------
COMMON STOCKS - 68.8%

BANKING & FINANCE - 7.3%

35,000    Boatmen's Bancshares, Inc. .....   $2,257
70,000    Chase Manhattan Corp. ..........    6,247
46,100    Norwest Corp. ..................    2,005
105,000   US Bancorp .....................    4,718
136,642   Washington Mutual
          Savings Bank ...................    5,918

COMMERCIAL SERVICES - 1.5%

139,000   American List Corp. ............    4,222

COMPUTER SERVICES - 1.2%

110,000 * Keane, Inc. ....................    3,493

COMPUTER SOFTWARE - 0.9%

60,000    Electronic Data
          Systems Corp. ..................    2,595

COMPUTER SYSTEMS - 5.5%

50,000    Hewlett-Packard Co. ............    2,512

114,000 * MICROS Systems, Inc. ...........    3,505

250,219 * Seagate Technology, Inc. .......    9,884

CONGLOMERATES - 1.9%

65,000    Minnesota Mining &
          Manufacturing Co. ..............    5,387

COSMETICS - 0.8%

54,600    International Flavors &
          Fragrances, Inc. ...............    2,457

DRUGS & HOSPITAL SUPPLIES - 3.6%

140,000   American Home
          Products Corp. .................    8,207
30,000    Merck and Co., Inc. ............    2,377

ELECTRIC UTILITY - 3.4%

220,000   Houston Industries, Inc. .......    4,978
125,000   NIPSCO Industries, Inc. ........    4,953

ELECTRICAL EQUIPMENT & ELECTRONICS - 3.8%

155,000   AMP, Inc. ......................    5,948
50,000    General Electric Co. ...........    4,944

FINANCIAL SERVICES - 4.1%

140,000   Federal National
          Mortgage Association ...........   $5,215
100,000   H&R Block, Inc. ................    2,900
250,000   Medallion Financial Corp. ......    3,813

FOOD & TOBACCO - 6.6%

90,000    ConAgra, Inc. ..................    4,478
130,000   Philip Morris Cos., Inc. .......   14,641

HOUSEHOLD PRODUCTS - 3.8%

60,000    Colgate-Palmolive Co. ..........    5,535
57,500    Kimberly-Clark Corp. ...........    5,477

INSURANCE - 2.3%

100,000   ITT Hartford Group, Inc. .......    6,750

LEISURE TIME - 0.6%

85,000    Sturm, Ruger & Co., Inc. .......    1,647

PETROLEUM & PETROLEUM SERVICES - 6.7%

50,000    Exxon Corp. ....................    4,900
20,000    Mobil Corp. ....................    2,445
25,000    Royal Dutch
          Petroleum Co. (ADR) ............    4,269
80,000    Texaco, Inc. ...................    7,850

POLLUTION CONTROL - 2.3%

275,900   Landauer, Inc. .................    6,760

REAL ESTATE INVESTMENT TRUSTS - 1.7%

148,600   Omega Healthcare
          Investors, Inc. ...............     4,941

RETAIL - 4.4%

115,000   J.C. Penney Co., Inc...........     5,606
90,000    May Department Stores Co.......     4,208
62,039    Sears, Roebuck & Co............     2,862

RETAIL - GROCERS - 1.0%

70,000    American Stores Co.............     2,861

TELECOMMUNICATIONS - 1.2%

80,000    AT&T Corp......................     3,480



                        SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Income Fund
As of December 31, 1996

SHARES OR
PRINCIPAL AMOUNT                         VALUE (000'S)
------------------------------------------------------

UTILITIES - GAS - 1.1%

135,000   Northwest Natural Gas Co. ...    $3,240

UTILITIES - TELEPHONE - 3.1%

200,000   GTE Corp. ...................     9,100
                                          -------
TOTAL COMMON STOCKS ...................   199,585
                                          -------

PREFERRED STOCKS - 16.2%

COMPUTER SERVICES - 2.0%

115,000 # Vanstar Financing Trust
          6.75% Convertible (144A) ....     5,951

CONTAINERS - 1.8%

100,000   Crown Cork & Seal
          4.50% Convertible ...........     5,200

FINANCIAL SERVICES - 2.1%

150,000   Advanta Corp.
          Class B Series
          95 SAILS ....................     6,075

FOOD & TOBACCO - 0.7%

300,000   RJR Nabisco Holdings Corp.
          $0.835 Convertible ..........     2,025

INSURANCE - 1.1%

52,000    American Bankers Insurance
          Series B Convertible ........     3,107

OIL & GAS - 0.8%

44,800    Nuevo Energy Co.
          $2.875 Convertible ...........    2,403

PAPER & FOREST PRODUCTS - 1.0%

55,000    James River Corp. of Virginia
          $3.375 Cumulative Convertible
          Exchangeable .................    2,826

POLLUTION CONTROL - 1.6%

160,000   Browning Ferris Industries, Inc.
          7.25% "ACES"..................    4,560

TRANSPORTATION - 3.5%

110,000   GATX Corp.  $3.875 Cumulative
          Convertible ..................   $6,421
37,000    Interpool, Inc.
          5.75% Convertible ............    3,774

Utilities - Telephone - 1.6%

80,400    Salomon, Inc. 6.25%
          Exchangeable Convertible
          to Cincinnati Bell, Inc. .....    4,844
                                           ------

TOTAL PREFERRED STOCKS .................   47,186
                                           ------
CORPORATE BONDS - 11.7%

CONVERTIBLE SUBORDINATED DEBENTURES:

COMPUTER SERVICES - 2.7%

$4,500,000  First Financial Management
            5.00%, due 12/15/99
            Convertible to First Data
            Corp......................    7,757

DRUGS & HOSPITAL SUPPLIES - 0.9%

2,400,000   Bindley Western
            Industries, Inc.
            6.50%, due 10/01/02 ......    2,556

ELECTRICAL EQUIPMENT - 0.9%

2,500,000   Cooper Industries, Inc.
            7.05%, due 1/01/15 .......    2,625

ELECTRONICS - 1.8%

5,250,000 # Xilinx, Inc.
            5.25%, due 11/01/02
            (144A) ...................    5,198

PAPER & FOREST PRODUCTS - 0.7%

2,115,000   Repap Enterprises, Inc.
            8.50%, due 8/01/97
            (EuroDollar) .............    2,041

PETROLEUM & PETROLEUM SERVICES - 1.3%

2,500,000   Pennzoil Co.
            6.50%, due 1/15/03 .......    3,856

                       SEE NOTES TO FINANCIAL STATEMENTS

                               SAFECO Income Fund
                            As of December 31, 1996

SHARES OR
PRINCIPAL AMOUNT                         VALUE (000'S)
------------------------------------------------------
PUBLISHING - 1.1%

$3,000,000  Thomas Nelson, Inc.
            5.75%, due 11/30/99 ......        $3,023

RETAIL - 0.8%

2,500,000 Home Depot, Inc.
          3.25%, due 10/01/01 ........         2,434

TELECOMMUNICATION EQUIPMENT - 1.0%

1,300,000 # 3Com Corp. 10.25%,
          due 11/01/01 (144A) ........         2,884

TRANSPORTATION - 0.5%

1,605,000  Alaska Air Group, Inc.
           6.875%, due 6/15/14 .......         1,521
                                          ----------
TOTAL CORPORATE BONDS ................        33,895
                                          ----------
TEMPORARY INVESTMENTS - 3.3%

INVESTMENT COMPANIES: ................    $9,717,004

$9,717,004 Short-Term Investments Co.
           (Prime Portfolio) .........     $   9,717
                                          ----------
TOTAL TEMPORARY INVESTMENTS ..........         9,717
                                          ----------
TOTAL INVESTMENTS - 100.0% ...........       290,383

Liabilities, less Other Assets .......          (110)
                                          ----------
NET ASSETS ...........................      $290,273
                                          ===========


 *   Non-income producing security.

 # Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". At December 31, 1996, such securities are Vanstar Financing Trust (144A) at 6.75%, acquired 9/27/96, Xilinx, Inc. (144A) at 5.25%, acquired 4/01/96, due 11/01/02 and 3Com Corp. (144A) at 10.25%,
     acquired 7/23/96, due 11/01/01. The total cost of such securities is $12,925,875 and total value is 4.8% of Net Assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO NORTHWEST FUND
                               December 31, 1996


         The SAFECO Northwest Fund returned 14.95% for the Advisor Class A shares and 14.71% for the Advisor Class B shares, not including the effects of sales charges, for the year ended December 31, 1996 compared to 25.89% for the Northwest 50(TM) Index. The portfolio's heavy weighting in very small companies held the Fund's performance below its peer funds and benchmark index.

         1996 proved to be a year in which larger company stocks outperformed. By October we were realigning the Fund toward larger stocks. We fully eliminated 11 small company positions and cut two more by half. We added eight new, larger cap names, among them STARBUCKS, SEQUENT COMPUTER (high-performance computer systems), PRECISION CASTPARTS (Boeing supplier); AMP (computer connectors); and INTEL (computer chips).

         The shift in investments was in the area of market capitalization, not industry sector as I still expect banks and financials to outperform. 23% of net assets remain invested in these sectors. The Portfolio currently has 49% of net assets invested in companies over $1 billion.

                          [Photo of Carles R. Driggs]

         We anticipate employment in the Northwest will be well above the U.S. average as Boeing adds 5,000 jobs in 1997 (on top of 13,000 in 1996) and Microsoft's Redmond Campus grows from 9,000 to 11,000 employees. Furthermore, we expect personal income gains in the Northwest should approach 7%, versus 5.3% for the United States. After all, Boeing pays an average salary of $49,000 and Microsoft $59,000.

         Economic growth (GDP) should average 3.3% for the West over the next three years and 2.0% for the U.S.

         This regional strength bodes particularly well for the companies in our portfolio that provide goods and services locally.

         All in all, the Northwest is a fine place to invest. And we're stocked up on the regions premiere companies.


/s/ Charles R. Driggs
----------------------
Charles R. Driggs,
Northwest Fund Manager

Charles Driggs has 27 years in securities analysis in the Northwest. He joined SAFECO in 1984 as a utility and financial services expert and took the helm of SAFECO Northwest Fund in November 1992. Driggs holds a Bachelor of Science in Investments from Portland State University in Oregon.



                                   HIGHLIGHTS
                                     SAFECO
                                 NORTHWEST FUND
                            As of December 31, 1996


                      Net Asset Capitalization Weightings
                           As a Percent of Net Assets
                            as of December 31, 1996

                                  [Pie Chart]

1.  Large:   34%  ($4Bil. and above)

2.  Medium:  15%  ($1Bil. - $4Bil)

3.  Small:   47%  (Less than $1Bil)

4.  Cash and Other Assets:  4%

Top Five Industries
As a Percent of Net Assets
as of December 31, 1996

                                  [Bar Chart]


Savings & Loans/Savings Banks:              12%

Banking:                                    11%

Electrical Equipment & Electronics:         11%

Retail:                                      8%

Computer Software:                           8%

                             SAFECO NORTHWEST FUND
                            As of December 31, 1996

TOP TEN HOLDINGS                                NET ASSETS
----------------                                ----------

Microsoft Corp. .........................        6.9%
  (Personal Computer Software)

US Bancorp ..............................        5.6%
  (Bank)

Boeing Co. ..............................        5.4%
  (Aerospace)

Schnitzer Steel Industries, Inc. ........        4.7%
(Steel Manufacturing)

Washington Mutual Savings Bank ..........        4.5%
  (Savings & Loan)

Price/Costco, Inc. ......................        3.9%
  (Wholesale Membership Warehouse)

Sterling Financial Corp. ................        3.4%
  (Savings & Loan Holding Co.)

Albertson's, Inc. .......................        2.8%
  (Retail Grocer)

Intel Corp. .............................        2.7%
  (Microcomputer Components
  Manufacturer)

NIKE, Inc. ..............................        2.7%
  (Athletic & Leisure Footware & Apparel)


TOP FIVE PURCHASES
(Oct. to Dec.)                       COST (000'S)
--------------                       ------------
Intel Corp. .................... ...   $1,123

AMP, Inc. ...................... ...    1,037

Precision Castparts Corp. ...... ...      977

Starbucks Corp. ................ ...      931

Houston Industries, Inc. ....... ...      858


TOP FIVE SALES
(Oct. to Dec.)                      PROCEEDS (000'S)
--------------                      ----------------

*Rochester Gas & Electric Corp. ....   $1,091

Lattice Semiconductor Corp. ........      904

*Wholesome & Hearty Foods, Inc. ....      885

Washington Mutual Savings Bank .....      769

*BMC West Corp. ....................      747


*Security sold, no longer in portfolio.


                            PORTFOLIO OF INVESTMENTS
                                     SAFECO
                                 NORTHWEST FUND
                            As of December 31 ,1996

SHARES OR
PRINCIPAL AMOUNT                           VALUE (000'S)
--------------------------------------------------------
COMMON STOCKS - 96.0%

AEROSPACE - 7.7%

   22,100   Boeing Co......................       $2,351
   21,000   Precision Castparts Corp.......        1,042

AIR TRANSPORT - 1.6%

   30,000   Airborne Freight Corp..........          701

APPAREL MANUFACTURING - 2.7%

   20,000   NIKE, Inc......................        1,195

AUTOS - 2.0%

   54,000 * Monaco Coach Corp..............          878

BANKING - 10.9%
   26,620 * Cascade Bancorp................          559
   72,300   Northrim Bank..................          678
   15,800   Security Bank Holding Co.......          134
   55,000   US Bancorp.....................        2,472
   51,975   West Coast Bancorp, Inc........          942

BEVERAGES - 1.3%

   58,200 * Redhook Ale Brewery, Inc.......          560

BUILDING MATERIALS - 2.1%

   40,000   TJ International, Inc...........         930

CHEMICALS - 1.7%

  253,200 * Consep, Inc.....................         760

COMMERCIAL SERVICES - 1.0%

   29,000 * Barrett Business
            Services, Inc..................          442

COMPUTER SOFTWARE - 8.0%

   28,300 * Analogy, Inc...................          127
   27,500 * Mentor Graphics Corp...........          268
   36,600 * Microsoft Corp.................        3,024
   10,000 * ThrustMaster, Inc..............           76

COMPUTER SYSTEMS - 0.9%

   21,000 * Sequent Computer
            Systems, Inc...................          373

ELECTRIC UTILITY - 3.8%

   40,000   Houston Industries, Inc........          905
   12,000   LG&E Energy Corp...............          294
   12,000   Public Service Company of
            Colorado.......................          467




                       SEE NOTES TO FINANCIAL STATEMENTS

                             SAFECO NORTHWEST FUND
                            As of December 31, 1996


SHARES OR
PRINCIPAL AMOUNT                                  VALUE (000's)
---------------------------------------------------------------
ELECTRICAL EQUIPMENT & ELECTRONICS - 11.1%
   29,000     AMP, Inc. ...............................  $1,113
   76,600 *   Flir Systems, Inc. ......................   1,053
    9,200     Intel Corp. .............................   1,205
   23,000 *   Lattice Semiconductor Corp. .............   1,058
   77,000 *   Pacific Aerospace & Electronics, Inc. ...     226
   21,700 *   Praegitzer Industries, Inc. .............     222
HEALTH CARE - 2.5%
   29,200 *   Assisted Living Concepts, Inc. ..........     445
   49,000 *   Emeritus Corp. ..........................     662
METALS - 5.5%
   23,100     Oregon Steel Mills, Inc. ................     387
   80,000     Schnitzer Steel Industries, Inc. ........   2,050
PAPER & FOREST PRODUCTS - 2.0%
   48,500     Longview Fibre Co. ......................     891
POLLUTION CONTROL - 0.3%
   88,000 *   R-B Rubber Products, Inc. ...............     148
RETAIL - GROCERS - 3.6%
   35,000     Albertson's, Inc. .......................   1,247
   66,000 *   Carr-Gottstein Foods Co. ................     248
    2,284 *   Quality Food Centers, Inc. ..............      77
RETAIL - 8.4%
   60,000 *   Hollywood Entertainment Corp. ...........   1,110
   24,600     Nordstrom, Inc. .........................     872
   68,000 *   Price/Costco, Inc. ......................   1,709
RETAIL - SPECIALTY - 3.5%
  138,450 *   Egghead, Inc. ...........................     727
   28,000 *   Starbucks Corp. .........................     801
SAVINGS & LOANS / SAVINGS BANKS - 11.9%
   33,000     Interwest Savings Bank$ .................   1,064
   24,000     Security Bancorp.........................     708
  106,000 *   Sterling Financial Corp. ................   1,497
   45,200     Washington Mutual Savings Bank...........   1,958
TRANSPORTATION - 2.3%
   37,200     Expeditors International
              of Washington, Inc. .....................     856
   14,000     Greenbrier Cos., Inc. ...................     145
UTILITIES - GAS - 1.2%
   30,400     Cascade Natural Gas Corp. ...............     517
                                                        -------
TOTAL COMMON STOCKS....................................  42,174
                                                        -------
WARRANTS - 0.1%
ELECTRICAL EQUIPMENT & ELECTRONICS - 0.1%
   77,000 *   Pacific Aerospace &
              Electronics, Inc. .......................      48
                                                        -------
TOTAL WARRANTS.........................................      48
                                                        -------
TEMPORARY INVESTMENTS - 2.6%
INVESTMENT COMPANIES:
$1,129,106  Short-Term Investments Co.
            (Prime Portfolio)..........................   1,129
                                                        -------
TOTAL TEMPORARY INVESTMENTS............................   1,129
                                                        -------
TOTAL INVESTMENTS - 98.7%..............................  43,351
Other Assets, less Liabilities.........................     595
                                                        -------
NET ASSETS............................................. $43,946
                                                        =======

------------------------------------------------------------------
 *  Non-income producing security.


                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO BALANCED FUND
                               December 31, 1996


     Since the Balanced Fund's inception, January 31, 1996 through December 31, 1996, the Advisor Class A shares have returned 11.36% and the Advisor Class B shares have returned 11.12%, not including the effects of sales charges. This is slightly lower than 12.07%, the return on a 60/40 mix of the S&P 500 and the Lehman Brothers Government Corporate Bond Index.

     Within the asset classes, our stocks performed better than the market as measured by the S&P stock index while our bonds returned somewhat less than the Lehman Government Corporate Bond Index.

     At year end, our asset allocation was 56% stocks and 41% bonds. We remain fully invested, with cash at just 3.7% of net assets. Although in hindsight, a higher equity allocation would have been better in 1996, with the stock market setting new all time highs and bonds having a difficult year, we are comfortable with our asset mix at this time. Of course, we have the flexibility to increase the equity exposure to a maximum of 70%, anytime we feel it's appropriate.

                                                    [Photo of Rex Bentley]

                                                    [Photo of Michael C. Knebel]

     In the first half of 1996, economic activity grew faster than expected which led to higher interest rates driven by concerns about inflation and a potential tightening by the Federal Reserve Board. By the end of the year, as evidence mounted that the economy was slowing, inflation concerns abated and interest rates declined. Still, interest rates ended the year higher than they began. Although bonds declined in price, coupon payments more than offset the lower prices giving bonds a positive return for the year.

     Throughout the year, the stock market performed exceptionally well. The fourth quarter was the year's strongest with the S&P 500 rising 8.33%. This brought the total return for the S&P for all 1996 to 22.94%, and 18.90% for the eleven months since the inception of the SAFECO Balanced Fund.

     The best performing stocks had three characteristics in common. First, bigger was definitely better. Large capitalization stocks outperformed small companies. Second, companies with the best earnings gains for 1996 also had the best share price appreciation. Third, the most profitable companies as measured by return on equity were among the strongest performers.

     Our equity strategy focuses on finding undervalued securities within the large capitalization universe of stocks. At year end, the stocks in the portfolio had a price earnings ratio of 15 times the 1997 expected earnings compared to the S&P price earnings ratio of 17.2 times. The dividend yield on the stock portion of the portfolio was 2.5%

                                                       (Continued on next page.)

                                   HIGHLIGHTS
                                     SAFECO
                                 BALANCED FUND
                            As of December 31, 1996


NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 1996

                                  [Pie Chart]

1 Large: 47% ($4 Bil. and above)
2 Medium: 7% ($1 Bil.-$4 Bil.)
3 Small: 2% (Less than $1 Bil.)
4 Corporate Bonds: 12%
5 U.S. Government Securities: 29%
6 Cash and Other Assets: 3%


TOP FIVE INDUSTRIES
AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 1996

                                  [Bar Chart]

Drugs & Hospital Supplies: 5%
Electrical Equipment & Electronics: 5%
Petroleum & Petroleum Services: 3%
Banking & Finance: 3%
Electric Utility: 3%

                              SAFECO BALANCED FUND
                            As of December 31, 1996

                                                                        PERCENT  OF
TOP TEN STOCK HOLDINGS                                                  NET ASSETS
----------------------                                                  -----------
SmithKline Beecham, plc (ADR) .........................................     1.8%
  (Pharmaceuticals)
Mobil Corp. ...........................................................     1.7%
  (Oil/Gas Exploration & Production)
NationsBank Corp. .....................................................     1.6%
  (Bank)
Albertson's, Inc. .....................................................     1.6%
  (Retail Grocer)
ITT Hartford Group, Inc. ..............................................     1.6%
  (Insurance Company)
AMP, Inc. .............................................................     1.6%
  (Electrical Equipment Manufacturer)
American Home Products Corp. ..........................................     1.5%
  (Pharmaceuticals)
General Electric Co. ..................................................     1.5%
  (Manufacturing & Communication)
Atlantic Richfield Co. ................................................     1.4%
  (Oil Company)
Bell Atlantic Corp. ...................................................     1.3%
  (Telephone Company)


TOP FIVE PURCHASES
(Common Stock)
(Oct. To Dec.)                                                          COST (000'S)
------------------                                                      ------------
Albertson's, Inc. .....................................................     $134
Electronic Data Systems Corp. .........................................       95
Advanta Corp. .........................................................       70
International Flavors & Fragrances, Inc. ..............................       70
Raytheon Co. ..........................................................       65

TOP FIVE SALES
(Common Stock)
(Oct. to Dec.)                                                         PROCEEDS (000'S)
--------------                                                         ----------------
*MBNA Corp. ...........................................................     $106
*American General Corp. ...............................................       71
*American Stores Co. ..................................................       68
*J.P. Morgan & Co. ....................................................       56
*AlliedSignal, Inc. ...................................................       52

--------------------------------------------------------------------------------
*Security sold, no longer in portfolio

                                REPORT FROM THE
                                 BALANCED FUND
                              MANAGERS (Continued)

compared to the market yield of 2.1%.

     At this time consensus estimates call for the stocks we own to produce better earnings growth than the broad market, 11% versus 7%. We share that belief: We think our stocks have better potential than the market, and they sell at lower valuations.

     Within the equity portion of the portfolio, we recently reduced the weighting in the financial services sector. We had over-weighted here, but cut back as these stocks have done very well. Over the past two years, they have risen on average 44.5% per year while the S&P 500 advanced 30.2% per year. We remain overweighted in capital goods and conglomerates where we find attractive valuations.

     We bought ALBERTSON'S, BELL ATLANTIC, ELECTRONIC DATA SYSTEMS and RAYTHEON after fairly sharp price declines. Stocks sold include AMERICA GENERAL CORP., MBNA CORP. and JP MORGAN, all of which had appreciated substantially.

     In the fixed income portion of the portfolio, we continue to emphasize high-quality, intermediate bonds. Roughly two-thirds of the bonds are U.S. Treasury obligations, with government agency and corporate debt making up the rest. As rates declined in the fourth quarter of the year, we increased the duration (sensitivity to interest rate changes) of the bond portion of the portfolio from just under 2.1 to around 3.9. This compares to an index duration of approximately 5.1.

     Looking ahead to 1997, we expect current economic trends to continue with Gross Domestic product (GDP) growing at 2.25% - 2.50% and inflation increasing a moderate 3%. This scenario should be attractive for financial assets as economic growth will be fast enough to create jobs and enable companies to increase earnings, but not so fast as to escalate inflation. There is some concern that the weak economies of Europe and Japan could dampen the U.S. Economic growth. Although we are optimistic about the outlook for stocks and bonds, we do not anticipate that 1997 equity returns by the S&P 500 will match the 37.50% in 1995 or the 22.94% in 1996.

/s/ REX BENTLEY
----------------------------
Rex L. Bentley, Stocks



/s/ MICHAEL C. KNEBEL
----------------------------
Michael C. Knebel, Bonds

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Michael Knebel oversees SAFECO Corporation's entire taxable bond operation. He has 13 years investment experience, an MBA from the University of Minnesota and is a Chartered Financial Analyst.

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1996


SHARES OR
PRINCIPAL AMOUNT                                       VALUE (000's)
--------------------------------------------------------------------------------
COMMON STOCKS - 55.8%
AIR TRANSPORT - 0.6%
    2,200   Airborne Freight Corp. ...................     $ 51
AUTOS & AUTO PARTS - 1.0%
    2,600   Echlin, Inc. .............................       82
BANKING & FINANCE - 2.9%
    1,200   Chase Manhattan Corp. ....................      107
    1,400   NationsBank Corp. ........................      137
BEVERAGES - 1.3%
    3,700   PepsiCo, Inc. ............................      108
BEVERAGES - Alcoholic - 0.8%
    1,800   Anheuser-Busch Companies, Inc. ...........       72
BUILDING MATERIALS - 1.1%
    1,300   Armstrong World Industries, Inc. .........       90
CHEMICALS - 1.9%
      800   DuPont (E.I.) De Nemours & Co. ...........       75
    2,300   Nalco Chemical Co. .......................       83
COMPUTER SOFTWARE - 1.0%
    2,000   Electronic Data Systems Corp. ............       87
COMPUTER SYSTEMS - 2.1%
    2,000   Hewlett-Packard Co. ......................      101
    2,000 * Seagate Technology, Inc. .................       79
COSMETICS - 1.8%
    1,400   Avon Products, Inc. ......................       80
    1,600   International Flavors & Fragrances, Inc. .       72
DRUGS & HOSPITAL SUPPLIES - 5.3%
    2,200   American Home Products Corp. .............      129
      700   Bristol-Myers Squibb Co. .................       76
    1,500   Schering-Plough Corp. ....................       97
    2,200   SmithKline Beecham, plc (ADR) ............      150
ELECTRIC UTILITY - 2.5%
    4,700   Houston Industries, Inc. .................      106
    2,600   NIPSO Industries, Inc. ...................      103
ELECTRICAL EQUIPMENT & ELECTRONICS - 4.8%
    3,500   AMP, Inc. ................................      134
    1,300   General Electric Co. .....................      129
    1,200   Motorola, Inc. ...........................       74
    1,400   Raytheon Co. .............................       67
FINANCIAL SERVICES - 1.6%
    1,800   Advanta Corp. ............................       74
    1,700   Federal National Mortgage Association.....       63
FOOD - 1.0%
    1,100   CPC International, Inc. ..................       85
FOOD & TOBACCO - 2.2%
    1,800   ConAgra, Inc. ............................       89
      900   Philip Morris Cos., Inc. .................      101
HOUSEHOLD PRODUCTS - 2.2%
    1,000   Colgate-Palmolive Co. ....................       92
    1,000   Kimberly-Clark Corp. .....................       95
INDUSTRIAL PRODUCTS & SUPPLIES - 1.2%
    2,200   Corning, Inc. ............................      102
INSURANCE - 1.6%
    2,000   ITT Hartford Group, Inc. .................      135
MACHINERY DIVERSIFIED - 0.9%
    1,800   Briggs & Stratton Corp. ..................       79
MANUFACTURING - 1.6%
    2,400   Crane Co. ................................       70
    1,000   Harsco Corp. .............................       69
METALS - 0.5%
      700   Aluminum Co. of America ..................       45
OIL & GAS - 1.6%
    1,000   Amoco Corp. ..............................       81
      102   El Paso Natural Gas Co. ..................        5
    1,100   Tenneco, Inc. ............................       50
PETROLEUM & PETROLEUM SERVICES - 3.1%
      900   Atlantic Richfield Co. ...................      119
    1,200   Mobil Corp. ..............................      147
PHARMACEUTICALS - 1.0%
    1,500   Abbott Laboratories ......................       76
POLLUTION CONTROL - 1.1%
    3,500   Browning-Ferris Industries, Inc. .........       92

                       SEE NOTES TO FINANCIAL STATEMENTS

                              SAFECO BALANCED FUND
                            As of December 31, 1996



SHARES OR
PRINCIPAL AMOUNT                                      VALUE (000's)
--------------------------------------------------------------------------------
RETAIL - 2.2%
    2,100   J.C. Penney Co., Inc.$ ...................      102
    1,900   May Department Stores Co. ................       89
RETAIL - GROCERS - 1.6%
    3,800   Albertson's, Inc. ........................      135
TELECOMMUNICATIONS - 1.3%
    2,500   AT&T Corp. ...............................      109
TEXTILES - 0.7%
    1,300   Springs Industries, Inc. (Class A)........       56
TRANSPORTATION - 0.9%
    1,300   Union Pacific Corp. ......................       78
UTILITIES - TELEPHONE - 2.4%
    1,700   Bell Atlantic Corp. ......................      110
    2,100   GTE Corp. ................................       96
                                                         ------
TOTAL COMMON STOCKS ..................................    4,733
                                                         ------
CORPORATE BONDS - 12.0%
AUTOS - 1.2%
 $100,000   General Motors Acceptance Corp.
              6.625%, due 10/01/02 ...................       99
BANKING & FINANCE - 3.6%
  100,000   Associates Corp. of North America
              6.625%, due 5/15/01 ....................      100
  100,000   BankAmerica Corp.
              9.50%, due 4/01/01 .....................      111
  100,000   Norwest Corp. (MTN)
              6.25%, due 3/15/01 .....................       99
ELECTRIC UTILITY - 1.1%
  100,000   Southern California Edison Co.
              5.875%, due 1/15/01 ....................       97
ENTERTAINMENT - 1.2%
 $100,000   Walt Disney Co.
              6.375%, due 3/30/01 ....................      100
FINANCE - AUTO - 1.2%
  100,000   Ford Motor Credit Note
              6.25%, due 8/11/00 .....................       99
FINANCE - CONSUMER - 1.3%
  100,000   Household Financial Corp.
              9.00%, due 9/28/01 .....................      109
FINANCE - MISC - 2.4%
  100,000   Associates Corp. of North America
              7.02%, due 5/15/01 .....................      102
  100,000   International Lease Finance Corp.
              6.20%, due 5/01/00 .....................       99
                                                         ------
TOTAL CORPORATE BONDS ................................    1,015
                                                         ------
U.S. GOVERNMENT SECURITIES - 29.1%
U.S TREASURY NOTES - 28.8%
  290,000   7.50%, due 2/15/05 .......................      310
  245,000   7.25%, due 8/15/04 .......................      258
1,565,000   6.375%, due 9/30/01 ......................    1,574
  300,000   6.00%, due 10/15/99 ......................      300
U.S TREASURY PRINCIPAL STRIPS - 0.3%
   50,000   0.00%, due 8/15/05 .......................       29
                                                         ------
TOTAL U.S GOVERNMENT SECURITIES ......................    2,471
                                                         ------
TEMPORARY INVESTMENTS - 3.7%
INVESTMENT COMPANIES:
  313,399   Short-Term Investments Co.
              (Prime Portfolio) ......................      313
                                                         ------
TOTAL TEMPORARY INVESTMENTS ..........................      313
                                                         ------
TOTAL INVESTMENTS - 100.6% ...........................    8,532
Liabilities, less Other Assets .......................      (45)
                                                         ------
NET ASSETS ...........................................   $8,487
                                                         ======

-------------------------------------------------------------------
*  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO INTERNATIONAL STOCK FUND
                               December 31, 1996


     For the eleven months from inception on January 31 to December 31, the SAFECO International Stock Fund returned 14.15% for the Advisor Class A shares and 13.91% for the Advisor Class B shares, not including the effects of sales charges. The Morgan Stanley EAFE index returned 5.90% for the same period.

     For the fourth quarter, the International Fund returned 9.19% for the Advisor Class A shares and 8.96% for the Advisor Class B shares, while the EAFE Index returned 1.67% and the average international fund returned 3.85%, according to Lipper.

     The Fund's strong outperformance for the period came from the solid positive gains achieved in virtually all themes (strategic investment opportunities). Among the better performing themes were Telecommunications, Positive Banking Environment, Personal Savings Products, Healthcare, Restructuring Opportunities and Leisure Activities. The only disappointments were those directed at opportunities in the developing markets in the Pacific Basin.

     The limited hedging program, which remains in place, protected the Fund against the impact of the strengthening U.S. dollar throughout the period and our limited investments in Japan further contributed to the Fund outperforming the index.

     1996 as a whole was a year of strength in international equity markets with only two markets within the EAFE Index producing negative returns either in local currency or U.S. dollar terms -- Japan and Singapore. However, given the large weighting of the Japanese market in the index -- 38% at year end -- its sizable underperformance tolled heavily on the overall EAFE return for the year.

     In the U.K., strong returns in the second half of the year more than made up for a relatively poor first half. The continued strong earnings announcements, the improving domestic economy and the rise in U.S. stock values all helped to drive the market to an all-time high by year end. The local currency return was greatly enhanced by the particularly strong rise in Sterling against the

U.S. dollar over the year -- an exception to the general strengthening of the dollar against most other international currencies.

     In continental Europe, the four largest markets, Germany, France, Netherlands and Switzerland, all performed strongly with returns in excess of 20% in local currency terms. While conversion of these returns into U.S. dollar terms was impacted to different degrees by the strength of the dollar, the largest of the currency movements was for the Swiss franc which weakened by almost 15% over the year. Among the smaller European markets, Spain and Sweden also produced very strong returns while Italy, although still in positive territory, was among the poorest performing. These performances were achieved despite the general sluggishness of the respective economies and were attributable to particularly strong gains achieved by individual stocks and sectors.

     In the Far East, returns were mixed with Malaysia, Hong Kong, Indonesia and the Philippines well

                                                       (Continued on next page.)


                                   HIGHLIGHTS
                                     SAFECO
                            INTERNATIONAL STOCK FUND
                            As of December 31, 1996

                              PERCENT OF
TOP FIVE INDUSTRIES           NET ASSETS
--------------------------------------------------------------------------------
Banking & Finance .............  19%
Pharmaceuticals ...............  10%
Publishing ....................   6%
Holding Co. Diversified .......   6%
Tobacco .......................   6%


Top Five Countries
As a Percent of Net Assets
as of December 31, 1996
--------------------------------------------------------------------------------

                                  [Bar Chart]

United Kingdom: 31%
Netherlands: 10%
Switzerland: 9%
Australia: 8%
Singapore: 8%

                              SAFECO INTERNATIONAL
                                   STOCK FUND
                            As of December 31, 1996

PERCENT OF
TOP TEN HOLDINGS                                                         NET ASSETS
-----------------------------------------------------------------------------------
Novartis AG ............................................................    4.0%
  (Pharmaceuticals)
National Australia Bank, Ltd. ..........................................    3.0%
  (Banking & Finance)
B.A.T. Industries, plc .................................................    2.6%
  (Tobacco)
ABN Amro Holdings NV ...................................................    2.3%
  (Banking & Finance)
Singapore Press Holdings, Ltd. .........................................    2.2%
  (Publishing)
Siebe, plc .............................................................    2.2%
  (Industrial & Electronic Equipment)
Zeneca Group, plc ......................................................    2.2%
  (Pharmaceuticals)
Development Bank of Singapore, Ltd. ....................................    2.1%
  (Banking & Finance)
Canon, Inc. ............................................................    2.1%
  (Office Equipment)
Elsevier NV ............................................................    2.1%
  (Publishing)

TOP FIVE PURCHASES
(OCT. TO DEC.)                                                          COST (000'S)
-----------------------------------------------------------------------------------
Glaxo Wellcome, plc ....................................................    $145
Ciba-Geigy AG ..........................................................     117
Zeneca Group, plc ......................................................      89
Granada Group, plc .....................................................      70
Royal PTT Nederland NV .................................................      69

TOP FIVE SALES
(OCT. TO DEC.)                                                         PROCEEDS (000'S)
--------------------------------------------------------------------------------------
*General Accident, plc .................................................    $133
Repsol SA ..............................................................      60
*Philips Electronics NV ................................................      49
*ENI SpA ...............................................................      46
*AssiDoman AB ..........................................................      41

--------------------------------------------------------------------------------
*Security sold, no longer in portfolio


                                REPORT FROM THE
                                 INTERNATIONAL
                               STOCK FUND MANAGER
                                  (Continued)


into positive territory. Singapore was modestly negative while Japan and Thailand were the major losers.

     The Japanese market continued to cause concern for both domestic and international investors and the poor local currency return was further exacerbated for U.S. investors by the sharp decline of the yen against the dollar.

     Thailand was beset by civil unrest in the second half of the year and a less than satisfactory outcome to the December election did little to restore confidence to the market.

     Hong Kong proved, once again, to be one of the better performers but concerns remain over a greatly overheated real estate sector and the nature of the business environment after the Chinese takeover on July 1, 1997.

     Indonesian political uncertainty earlier in the year subsided and the market recovered strongly in the latter stages. Modest performance in Australia was enhanced by the additional gains from the strengthening Australian dollar against its U.S. counterpart.

     The strength of the international equity markets in 1996 was achieved in a period of stable or falling interest rates, low inflation and strong earnings growth. Much of the same factors remain in place as we enter the new year.

     In continental Europe, much of the focus will be on the decisions and impact surrounding the European Monetary Unit (EMU), which is to be established in 1999. Tight fiscal constraints will be required of the countries gaining admission which may lead to an extended period of low growth, particularly in Germany. While the outlook for earnings growth in the U.K. remains positive, the upcoming general election and the possibility of an interest rate rise, triggered by a robust domestic economy, may influence the market.

     In the Pacific Rim, Japan continues to have problems, and while there is some evidence of a recovery, economic fundamentals and domestic investor confidence remain in tatters. Hong Kong is due to change to Chinese control on July 1 and the impact of this unique event will be watched eagerly. Many of the other economies continue to experience strong growth and the respective markets should reflect this. However, these markets will be susceptible to developments in other global markets.

     While returns in the coming year are unlikely to match those of the period just ended, we remain satisfied with the structure of the portfolio from a fundamental, value-oriented prospective. We will continue with a fully invested posture, with the major emphasis on holdings in the U.K., the core continental European markets and the Pacific Basin, sans Japan.


Bank of Ireland
Asset Management (U.S.) Limited
------------------------------------
The Bank of Ireland Asset Management (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1996


SHARES OR
PRINCIPAL AMOUNT                                     VALUE (000's)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.4%
AUSTRALIA - 7.5%
   13,500   Broken Hill
            Proprietary Co., Ltd. ...................    $192
            (Metals & Mining)
   29,000   National Australia Bank, Ltd. ...........     342
            (Banking & Finance)
   35,100   News Corp., Ltd. ........................     186
            (Television & Publishing)
   22,100   WMC, Ltd. ...............................     140
            (Metals & Mining)
FINLAND - 0.7%
    3,750   Kymmene Oy Corp. ........................      78
            (Paper & Forest Products)
FRANCE - 1.5%
      900   Elf Aquitaine ...........................      81
            (Oil & Gas)
    1,630   Michelin "B" ............................      87
            (Tire & Rubber)
GERMANY - 5.4%
    4,800   Hoechst AG ..............................     225
            (Chemicals)
      507   Mannesmann AG ...........................     218
            (Machinery & Engineering)
    1,990   Siemens AG ..............................      93
            (Electrical Equipment & Electronics)
    1,465   VEBA AG .................................      84
            (Utilities - Electric)
HONG KONG - 1.3%
    6,600   HSBC Holdings, plc ......................     141
            (Banking & Finance)
INDONESIA - 4.5%
   33,000   PT Gudang Garam .........................     142
            (Tobacco)
   38,000   PT Hanjaya Mandala
            Sampoerna ...............................    $203
            (Tobacco)
   12,000   PT Hero Supermarket .....................       9
            (Retail - Grocery)
   33,000   PT Indocement Tunggal
            Perkasa (Building Materials) ............      50
   33,000   PT Mayora Indah .........................      14
            (Food-Processing)
   56,500   PT Telekomunikasi Indonesia .............      97
            (Telecommunications)
IRELAND - 1.6%
    8,680   Allied Irish Bank, plc ..................      57
            (Banking & Finance)
   42,900   Smurfit (Jefferson) Group ...............     125
            (Paper Products)
ITALY - 1.0%
   25,960   Stet-Societa Finanz Telefon .............     117
            (Telecommunications)
JAPAN - 2.1%
   11,000   Canon, Inc. .............................     242
            (Office Equipment)
MALAYSIA - 4.9%
   30,000   DCB Holdings Berhad .....................     103
            (Banking & Finance)
   16,000   Hume Industries Berhad ..................     101
            (Building Materials)
   45,000   Sime Darby Berhad .......................     177
            (Conglomerates)
   19,000   United Engineers, Ltd. ..................     171
            (Construction)
MEXICO - 0.8%
   42,000   Grupo Financiero Series B ...............      88
            (Banking & Finance)

                       SEE NOTES TO FINANCIAL STATEMENTS

                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1996


SHARES OR
PRINCIPAL AMOUNT                                     VALUE (000's)
--------------------------------------------------------------------------------
NETHERLANDS - 10.3%
  4,137     ABN Amro Holdings NV ....................    $266
            (Banking & Finance)
    840     DSM NV ..................................      82
            (Chemicals)
 14,150     Elsevier NV .............................     237
            (Publishing)
  5,832     Internationale Nederlanden
            Groep NV ................................     208
            (Banking & Finance)
    920     Nutricia Vereenigde
            Bedrijven NV ............................     138
            (Food-Processing)
    655     Royal Dutch Petroleum Co. ...............     114
            (Oil & Gas)
   3,560    Royal PTT Nederland NV ..................     134
            (Commercial Services)
PHILIPPINES - 0.7%
  19,000    San Miguel Corp. (Class B) ..............      84
            (Wine & Spirits, Food)
SINGAPORE - 7.5%
 23,000     City Developments, Ltd. .................     207
            (Real Estate)
 18,000     Development Bank of
            Singapore, Ltd. .........................     243
            (Banking & Finance)
 14,800     Fraser & Neave, Ltd. ....................     152
            (Beverages)
 12,950     Singapore Press Holdings, Ltd. ..........     255
            (Publishing)
SPAIN - 2.0%
  1,510     Banco Santander SA ......................      96
            (Banking & Finance)
  7,530     Iberdrola SA ............................     106
            (Utilities - Electric)
    600     Repsol SA ...............................      23
            (Oil & Gas)
SWEDEN - 0.9%
  2,000     Pharmacia & Upjohn, Inc. ................  $   81
            (Pharmaceuticals)
  1,650     Stora Kopparbergs .......................      23
            (Paper & Forest Products)
SWITZERLAND - 8.8%
    243     Alusuisse-Lonza Holding AG ..............     192
            (Holding Co. - Diversified)
    404     Novartis AG .............................     459
            (Pharmaceuticals)
     21     Roche Holding AG ........................     162
            (Pharmaceuticals)
    182     Schweizerische Rueckversicherungs-
            Gesellschaft ............................     193
            (Insurance)
THAILAND - 2.0%
 15,000     Bangkok Bank Public Co., Ltd. ...........     145
            (Banking & Finance)
 14,000     Thai Farmers Bank
            Public Co., Ltd. ........................      87
            (Banking & Finance)
UNITED KINGDOM - 30.9%
 36,230     B.A.T. Industries, plc ..................     297
            (Tobacco)
 26,400     BTR, plc ................................     127
            (Holding Co. - Diversified)
 12,150     Barclays, plc ...........................     206
            (Banking & Finance)
  9,850     Cable & Wireless, plc ..................       81
            (Telecommunications)
 19,030     Cadbury Schweppes, plc ..................     159
            (Beverages)
 10,500     Chubb Security, plc .....................      58
            (Electronic Security Systems)
  8,195     EMI Group, plc ..........................     192
            (Leisure)
 16,950     General Electric Co., plc ...............     110
            (Electronics)

                       SEE NOTES TO FINANCIAL STATEMENTS

                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1996


SHARES OR
PRINCIPAL AMOUNT                                      VALUE (000's)
--------------------------------------------------------------------------------
UNITED KINGDOM (Continued)
  8,650     Glaxo Wellcome, plc ...................   $   139
            (Pharmaceuticals)
 15,600     Granada Group, plc ....................       228
            (Leisure)
 13,850     Grand Metropolitan, plc ...............       108
            (Wine & Spirits, Food)
 21,070     Ladbroke Group, plc ...................        82
            (Hotels & Property Management)
 27,240     Lloyds Bank, plc ......................       199
            (Banking & Finance)
  8,470     Medeva, plc ...........................        37
            (Pharmaceuticals)
 12,250     Premier Farnell, plc ..................       156
            (Electronics)
 18,020     Prudential Corp., plc .................       150
            (Insurance)
 18,210     Safeway, plc ..........................       125
            (Retail - Grocery)
 20,290     Scottish Power, plc ...................       121
            (Utilities - Electric)
 10,300     Shell Transport &
            Trading Co., plc ......................       176
            (Oil & Gas)
 13,850     Siebe, plc ............................       254
            (Industrial & Electronic
            Equipment)
 18,700     TI Group, plc .........................       184
            (Manufacturing)
 21,910     Vodafone Group, plc ...................        91
            (Telecommunications)
  8,875     Zeneca Group, plc .....................       248
            (Pharmaceuticals)
                                                      -------
TOTAL COMMON STOCKS ...............................    10,778
                                                      -------
PREFERRED STOCKS - 0.2%
AUSTRALIA - 0.2%
   6000     News Corp., Ltd. ......................        27
            (Television & Publishing)
                                                      -------
TOTAL PREFERRED STOCKS ............................        27
                                                      -------
WARRANTS - 0.0%
THAILAND - 0.0%
    1,125   Thai Farmers Bank
            Public Co., Ltd. ......................   $     1
            (Banking & Finance)                       -------

TOTAL WARRANTS ....................................         1
                                                      -------
TOTAL INVESTMENTS - 94.6% .........................    10,806
Domestic Cash .....................................       446
Foreign Cash ......................................       127
Other Assets, Less Liabilities ....................        44
                                                      -------
NET ASSETS ........................................   $11,423
                                                      =======

                                           PERCENT OF
INDUSTRY DIVERSIFICATION                   NET ASSETS
--------------------------------------------------------------------------------
Banking & Finance ........................   19.1%
Pharmaceuticals ..........................    9.9
Publishing ...............................    6.2
Holding Company - Diversified ............    5.8
Tobacco ..................................    5.6
Telecommunications .......................    4.6
Leisure Time .............................    4.4
Petroleum & Petroleum Services ...........    4.2
Machinery - Diversified ..................    4.1
Electrical Equipment & Electronics .......    3.1
Food .....................................    3.0
Insurance ................................    3.0
Metals ...................................    2.9
Beverages ................................    2.7
Chemicals ................................    2.7
Office Equipment & Supplies ..............    2.1
Manufacturing ............................    2.1
Electric Utility .........................    2.0
Paper & Forest Products ..................    2.0
Real Estate ..............................    1.8
Building Materials .......................    1.3
Retail - Grocers .........................    1.2
Tire & Rubber ............................    0.8
                                             ----
                                             94.6%
                                             ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO SMALL COMPANY STOCK FUND
                               December 31, 1996


     For the eleven months from its inception, January 31, 1996, to December 31, 1996, the SAFECO Small Company Stock Fund returned 25.01% for the Advisor Class A shares and 24.79% for the Advisor Class B shares, not including the effects of sales charges, significantly outperforming the Russell 2000 Index, which earned 16.62% for the same period and the S&P 500, which returned 18.90%. For the quarter ended December 31, 1996, the Fund earned a return of 2.61% for the Advisor Class A shares and 2.43% for the Advisor Class B shares, while the small company peer group returned 2.48% according to Lipper Analytical Services.

     The Fund's performance was enhanced by large gains in some significantly weighted stocks in the portfolio. Financial services, small banks, commercial services, technology and gaming issues contributed to the Fund's performance. And, it is a remarkable success as large, not small, companies were the clear winners in 1996. Witness the disparate returns of the Russell 2000 (a measure of small companies) and the S&P 500.

                                                           [PHOTO OF GREG EISEN]

     Some of our latest purchases include: AIRBORNE FREIGHT CORP., CUSTOM CHROME, SODAK GAMING, STAGE STORES, and ZURN INDUSTRIES.

     Airborne is a well known name, providing express delivery of small packages for primarily business customers. We purchased this stock when it traded down to a low valuation.

     Custom Chrome makes parts for the Harley Davidson line of motorcycles. Harley has undergone a surge in popularity among riders willing to pay premium prices for the ride of their dreams.

     Sodak Gaming supplies slot machine equipment to tribal casinos all over the USA, and is expanding distribution into Brazil. I sold this stock earlier this year, but repurchased when the price fell significantly as business prospects still look good.
                                                       (Continued on next page.)

                                   HIGHLIGHTS
                                     SAFECO
                            SMALL COMPANY STOCK FUND
                            As of December 31, 1996


NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 1996


Pie Chart Showing:


1. Large-Cap: 0% (over $4 bil.)
2. Mid-Cap:   0% ($1 bil.-$4 bil.)
3. Small Cap     (under $1 bil.)
   a. Large:   2% (over $750 mil.)
   b. Medium: 36% ($250 mil. - $750 mil.)
   c. Small:  57% (Less than $250 mil.)
4. Cash and Other Assets: 5%



TOP FIVE INDUSTRIES
AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 1996


Bar Chart Showing:

Financial Services:     13%
Banks:                  10%
Building Materials:      7%
Commercial Services:     7%
Manufacturing:           6%


                                REPORT FROM THE
                            SMALL COMPANY STOCK FUND
                              MANAGER (Continued)

     Stage Stores is a retailer selling department store quality merchandise in small towns in the center of the country where there is less direct competition and lower costs of operations.

     Zurn Industries is a leading plumbing products company.

     We sold SAN JOSE NATIONAL BANK when it achieved our price target and added two new banks to our portfolio. COLUMBIA BANKING SYSTEM is a community bank based in Tacoma, Washington which is run by some experienced managers who have come from other, larger banking companies. FIRST UNITED BANCORP is a community bank based in Palm Beach County, Florida that is consolidating smaller community banks and building a multi-county franchise in Palm Beach and the counties to the north.

     As I stated earlier, large capitalization stocks outperformed small cap stocks, making 1996 the third consecutive year of underperformance by the small capitalization category. Going into 1997, I think small capitalization stocks are attractively priced compared to large capitalization. Earnings growth is expected to slow in the large cap universe, and this could highlight the superior earnings growth rates of small cap stocks.

     The Fund will remain essentially fully invested across the broad range of market sectors, in stocks that present the opportunity to provide better than average returns.



/s/GREG EISEN
-------------------------
Greg Eisen,
Small Company Stock
Fund Manager

---------------------
Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a certified public accountant and a Chartered Financial Analyst.

                             HIGHLIGHTS (Continued)
                                  SAFECO SMALL
                               COMPANY STOCK FUND
                            As of December 31, 1996


                                                                          PERCENT
TOP TEN HOLDINGS                                                         NET ASSETS
-----------------------------------------------------------------------------------
Lancer Corp. ........................................................       4.0%
  (Beverage Equipment Manufacturer)
Penederm, Inc. ......................................................       3.7%
  (Drug Delivery System)
American List Corp. .................................................       3.3%
  (Commercial Services)
Lifetime Hoan Corp. .................................................       3.3%
  (Household Products)
York Group, Inc. ....................................................       3.2%
  (Casket Manufacturer)
Cole National Corp. (Class A) .......................................       3.0%
  (Specialty Retailer)
Tracor, Inc. ........................................................       3.0%
  (Aerospace Electronics)
Vallen Corp. ........................................................       2.8%
  (Safety Products)
Jayhawk Acceptance Corp. ............................................       2.8%
  (Financial Services)
Stage Stores, Inc. ..................................................       2.7%
(Retail Store)

Top Five PURCHASES
(Oct. to Dec.)                                                         COST (000'S)
-----------------------------------------------------------------------------------
Stage Stores, Inc. ........................................                 $376
Zurn Industries, Inc. .....................................                  325
1st United Bancorp ........................................                  283
American Buildings Co. ....................................                  263
Columbia Banking System, Inc. .............................                  248

TOP FIVE SALES
(Oct. to Dec.)                                                        PROCEEDS (000'S)
--------------------------------------------------------------------------------------
*Cotelligent Group, Inc. .....................................              $325
*Monro Muffler Brake, Inc. ...................................               238
*Genesee & Wyoming, Inc. .....................................               204
*Inference Corp. .............................................               174
*Stimsonite Corp. ............................................               156

--------------------
*Security sold, no longer in portfolio

                            PORTFOLIO OF INVESTMENTS
                        SAFECO Small Company Stock Fund
                            As of December 31, 1996


SHARES OR
PRINCIPAL AMOUNT                                            VALUE (000's)
--------------------------------------------------------------------------------
COMMON STOCKS - 95.3%
AIR TRANSPORT - 3.2%
    9,000   Airborne Freight Corp. ......................        210
    7,000   Air Express
            International Corp. .........................        226
BANKS - DOMESTIC - 10.2%
   25,000   1st United Bancorp ..........................        325
   16,000 * Columbia Banking
            System, Inc. ...............................        260
   20,000 * Hanmi Bank
            (Los Angeles, CA) ...........................        240
   10,500 * Imperial Bancorp ............................        252
   20,000   UnionBancorp, Inc. ..........................        290
BUILDING MATERIALS - 7.4%
   12,000 * American Buildings Co. ......................        286
   10,800 * Fibreboard Corp. ............................        365
   13,000   Zurn Industries, Inc. .......................        340
COMMERCIAL SERVICES - 6.5%
   14,400   American List Corp. .........................        437
   22,000   York Group, Inc. ............................        429
COMPUTER SOFTWARE - 2.1%
   10,000 * SPSS, Inc. ..................................        279
COMPUTER SYSTEMS - 5.8%
    8,500 * MICROS Systems, Inc. ........................        261
   35,000 * Optimal Robotics Corp. ......................        166
   45,500 * PC Service Source, Inc. .....................        353
DRUGS & HOSPITAL SUPPLIES - 3.7%
   40,000 * Penederm, Inc. ..............................        495
ELECTRONICS - 3.0%
   19,100 * Tracor, Inc. ................................        406
ENTERTAINMENT - 1.5%
   50,000 * Q-Zar, Inc. .................................        206
FINANCIAL * 12.6%
   37,500 * First Enterprise
            Financial Group, Inc. .......................        352
    8,600   First Financial Caribbean
            Corp. .......................................        239
   32,900 * Jayhawk Acceptance Corp. ....................        370
   24,675   Litchfield Financial Corp. ..................        364
    7,000 * Ocwen Financial Corp. .......................        187
   14,500 * Rockford Industries, Inc. ...................        181
FOOD - 4.5%
   11,600 * JP Foodservice, Inc. ........................        323
   20,000   Tasty Baking Co. ............................        275
HOTELS - MOTELS - 0.2%
    2,500 * U.S. Franchise Systems, Inc.
           (Class A)$       25
HOUSEHOLD PRODUCTS - 5.2%
   14,500 * Guest Supply, Inc. ..........................        256
   37,100 * Lifetime Hoan Corp. .........................        436
LEISURE TIME - 3.8%
   14,000 * Custom Chrome, Inc. .........................        282
   15,000 * Sodak Gaming, Inc. ..........................        231
MANUFACTURING - 6.1%
   14,200 * ABC Rail Products Corp. .....................        282
   26,000 * Lancer Corp. ................................        530
METALS - 0.4%
   30,000 * Republic Engineered Steels, Inc. ............         56
MISCELLANEOUS - 2.8%
   22,500 * Vallen Corp. ................................        374
OIL SERVICES - 1.8%
    5,000 * Trico Marine Services, Inc. .................        240
PETROLEUM & PETROLEUM SERVICES - 4.8%
   30,000 * Harcor Energy, Inc. .........................        146
    8,000 * Seitel, Inc. ................................        320
    6,000 * Swift Energy Co. ............................        179
RETAIL - DEPARTMENT STORES - 2.7%
   20,000 * Stage Stores, Inc. ..........................        365
RETAIL - SPECIALTY - 3.0%
   15,500 * Cole National Corp. (Class A) ...............        407
TRANSPORTATION - 2.4%
    6,600   GATX Corp. ..................................        320
UTILITIES * Gas - 1.6%
    9,000   Northwest Natural Gas Co. ...................        216
                                                             -------
TOTAL COMMON STOCKS .....................................     12,782
                                                             -------
TEMPORARY INVESTMENTS - 5.9%
INVESTMENT COMPANIES:
 $673,838   Short-Term Investments Co.
           (Prime Portfolio) ............................        674
  117,006   Short-Term Investments Co.
           (Treasury Portfolio) .........................        117
                                                             -------
TOTAL TEMPORARY INVESTMENTS .............................        791
                                                             -------
TOTAL INVESTMENTS - 101.2% ..............................     13,573
Liabilities, less Other Assets ..........................       (166)
                                                             -------
NET ASSETS ..............................................    $13,407
                                                             =======

-----------------------------------
* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                  OVERVIEW OF
                          SAFECO TAX-EXEMPT BOND FUNDS
                               December 31, 1996

      After a summer of watchful waiting, investors decided that inflation was still under control. The Federal Reserve decided to leave interest rates unchanged and the bond markets breathed a sigh of relief.

      And in this market, municipal bonds outperformed treasury bonds. Over the 12 months ending December 31, 1996 the Bond Buyer 40 Index, an index based on the average yield of 40 municipal bonds went from 5.56% to 5.72% the course of the year; reaching a high of 6.22% in June and a low of 5.47% in February.

      The 30-year Treasury bond yield went from 5.95% to 6.64%.

      Although Municipal bonds prices declined about two and one-half points over 1996, Treasury prices dropped nine points.

      The main reason for muni's outperformance was low supply and the elimination from the political scene of the "flat tax" advocates.

      Flat-tax proposals -- which would reduce, or eliminate, the value of tax-exemption -- caused municipal bonds to become grossly undervalued compared to treasury bonds. As flat-tax schemes were dismissed, the muni market regained its normal relationship with taxable bonds. Tax-exempts went from yielding 95% of similar-length, taxable Treasury bonds to yielding 85% of Treasuries.

[PICTURE OF STEPHEN C. BAUER]
STEPHEN C. BAUER

      The second factor holding up muni values was low supply in a market with a strong demand. Individuals and insurance companies have been big buyers of municipal bonds. Almost every new issue priced has been snapped up by cash-laden investors. That, combined with bonds reaching maturity or being called, made 1996 the second consecutive year in which the outstanding volume of tax-exempts declined.

      Should renewed inflation fears prompt the Federal Reserve to raise interest rates, I doubt the reaction will be either severe or long lasting. Any increase causing a decline in bond prices will more likely be seen as a buying opportunity, as investors are confident the Fed will ensure a low inflation environment.

                                                       (Continued on next page.)

                                REPORT FROM THE
                             TAX-EXEMPT BOND FUNDS
                              MANAGER (Continued)

      Although 1996 paled in comparison to 1995's largess, there were positives. Additionally, I think 1997 could bring substantial improvements. Modest economic growth and the Fed's commitment to restrain inflation is good news for bond investors.

/s/ Stephen C. Bauer

Stephen C. Bauer
President,
SAFECO Asset Management

                          REPORT FROM THE FUND MANAGER
                                     SAFECO
                                   MUNICIPAL
                                   BOND FUND
                            As of December 31, 1996

      The SAFECO Municipal Bond Fund returned 3.18% for the Advisor Class A shares and 2.93% for the Advisor Class B shares, not including sales charges, for the year ended December 31, while the average municipal bond fund returned 3.30% according to Lipper Analytical Services. The Lehman Brothers Long Municipal Bond Index posted 4.49% for the same period.

      It's nearly impossible for a bond fund to beat a bond index because the index has no expenses, no cash and no call features. The difference in performance of the Fund and its peer group can be attributed to our deep discount bonds which performed poorly when rates were rising.

      In the last year, transactions in the Municipal Bond Fund were to sell prerefunded bonds and reinvest in longer, higher-yielding issues, and to improve call protection by buying discount bonds.

      A prerefunded bond is a bond for which funds have been set aside to prepay it at the first date at which it can be called. This advance refunding effectively shortens a bond's life to seven or eight years, making it an intermediate-term bond. While these bonds are very stable in price and an excellent source of liquidity in any market, significant yield pickups can be achieved by selling pre-re's and reinvesting in long-term bonds.

      I sold prerefunded bonds with yields around 4.4% and reinvested the money in longer bonds yielding about 6.1%. Although substantial capital gains occurred with the sales, they were offset by tax losses left over from 1994.

      My second emphasis has been to improve call protection by buying discount bonds. Discount bonds are priced below their par (face value) because their yields are below current rates. As yields fall lower, par bonds are often called in and refinanced at the new, lower rates. Their call feature inhibits the ability of par bonds to appreciate. Meanwhile, discount bonds with their lower coupons can appreciate a long way before the market undercuts their yields and causes them to be called.

/s/ Stephen C. Bauer,

Stephen C. Bauer,
Municipal Bond Fund Manager

Steve Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

                                   HIGHLIGHTS
                                     SAFECO
                                   MUNICIPAL
                                   BOND FUND
                            As of December 31, 1996

S&P Credit Ratings
As a Percent of Net Assets
as of December 31, 1996

Pie Chart Showing:

1. AAA:         38%
2. AA:          20%
3. A:           26%
4. BBB:          7%
5. B:            1%
6. Not Rated:    7%
7. Cash & Other: 1%


Top Five Type of Bonds
As a Percent of Net Assets
as of December 31, 1996

Bar Graph Showing:

Escrow Secured-U.S. Treasury (Prerefunded):     15%
Electric Utilities-Combination:                 15%
Hospital:                                        8%
Utilities-Sewer:                                 6%
Lease Rental:                                    5%

                                SAFECO MUNICIPAL
                                   BOND FUND
                            As of December 31, 1996

                                                                    PERCENT OF
TOP FIVE HOLDINGS                                                   NET ASSETS
-------------------------------------------------------------------------------
San Joaquin Hills (CA) Transportation
  Corridor Agency ......................................................   4.5%
Illinois Educational Facilities Authority ..............................   3.5%
Austin Combined Utility System .........................................   3.3%
Alaska Housing Finance Corp. ...........................................   3.2%
East Chicago (IN) Elementary School
  Building Corp. .......................................................   2.6%

                                                                      PERCENT OF
TOP FIVE STATES                                                       NET ASSETS
--------------------------------------------------------------------------------
California ..............................................................    21%
Washington ..............................................................    11%
Illinois ................................................................    10%
Texas ...................................................................     7%
South Carolina ..........................................................     6%

                            PORTFOLIO OF INVESTMENTS
                                SAFECO MUNICIPAL
                                    BOND FUND
                            As of December 31, 1996

PRINCIPAL AMOUNT (000's)                                           VALUE (000's)
--------------------------------------------------------------------------------
BONDS - 99.4%
ALABAMA - 0.5%
$ 1,310             Board of Trustees Alabama
                    Agriculture and Mechanical
                    University Revenue
                    5.50%, due 11/01/20 [MBIA]* .................      $   1,293
  1,000             Citronelle Industrial
                    Development Board
                    Pollution Control Revenue
                    8.00%, due 12/01/12 .........................          1,107
ALASKA - 3.3%
                    Alaska Housing Finance Corp.
                    Veterans Mortgage Program
    765             6.50%, due 6/01/31 ..........................            775
 17,000             5.00%, due 12/01/18 .........................         15,169
ARIZONA - 2.6%
                    Phoenix Civic Improvement Corp.
                    Wastewater System Lease Revenue
  4,220             5.00%, due 7/01/18 [MBIA] ...................          3,931
  9,800             4.75%, due 7/01/23 ..........................          8,380
CALIFORNIA - 21.3%
  1,500             Foothill/Eastern Transportation
                    Corridor Agency
                    Toll Road Revenue
                    5.00%, due 1/01/ ............................        351,294
  2,500             Los Angeles County Certificates
                    of Participation
                    (Disney Parking Project)
                    5.50%, due 9/01/21 ..........................          2,358
 13,000             Los Angeles Department of
                    Water and Power
                    Electric Plant Revenue
                    5.25%, due 11/15/26 .........................         11,955
                    Los Angeles Wastewater
                    System Revenue
  1,280             4.70%, due 11/01/17 [FGIC] ..................          1,128
  5,000             4.70%, due 11/01/19 [FGIC] ..................          4,360

                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL AMOUNT (000'S)                                           VALUE (000'S)
--------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
$ 2,200             Metropolitan Water District
                    of Southern California
                    Waterworks Revenue
                    5.75%, due 3/01/14 ..........................       $  2,221
  5,250             Northern California Power Agency
                    Geothermal Project Revenue
                    5.00%, due 7/01/09 ..........................          5,089
                    Pittsburg Redevelopment Agency
                    Los Medanos Community
                    Development Project
                    Tax Allocation
 11,995             5.80%, due 8/01/34 [AMBAC] ..................         12,103
  6,400             4.625%, due 8/01/21 [AMBAC] .................          5,488
  1,000             Redding Joint Powers Financing
                    Solid Waste and Corporation
                    Yard Revenue
                    5.00%, due 1/01/23 ..........................            863
  8,750             Sacramento County Sanitation District
                    Finance Authority
                    4.75%, due 12/01/23 .........................          7,484
  5,000             Sacramento Municipal Utility District
                    Electric Revenue
                    6.00%, due 2/01/15 ..........................          5,001
  3,600             San Francisco Airport Commission
                    Sewer Revenue
                    6.00%, due 5/01/25 [FGIC] ...................          3,722
  1,700             San Francisco Redevelopment
                    Financing Authority
                    Tax Allocation Revenue
                    4.75%, due 8/01/18 [FGIC] ...................          1,499
  8,010             San Joaquin County Public
                    Facilities Financing Corp.
                    Certificates of Participation
                    Capital Facilities Project
                    4.75%, due 11/15/19 [MBIA] ..................          7,025
 25,000             San Joaquin Hills
                    Transportation Corridor Agency
                    Senior Lien Toll Road Revenue
                    5.00%, due 1/01/33 ..........................         21,657
                    Southern California Public
                    Power Authority
                    Power Project Revenue
                    (Multiple Projects)
$ 4,085 #           5.50%, due 7/01/20
                    (Prerefunded 7/01/00 @ 100) .................       $  4,262
  3,165             5.50%, due 7/01/20 ..........................          3,064
  2,200             Southern California Public
                    Power Authority
                    Power Project Revenue
                    (Palo Verde Project)
                    5.00%, due 7/01/17 ..........................          2,000
COLORADO - 0.3%
  1,000             Colorado Housing Finance Authority
                    Multi-Family Mortgage Revenue
                    8.30%, due 10/01/23 .........................          1,108
    290             Colorado Housing Finance Authority
                    Single Family Residential
                    Housing Revenue
                    8.75%, due 9/01/17 ..........................            302
DELAWARE - 0.8%
  4,500             Delaware River and Bay
                    Authority Revenue
                    4.75%, due 1/01/24 [MBIA] ...................          3,954
FLORIDA - 1.9%
                    Florida Board of Education
                    General Obligation
  1,000             5.00%, due 6/01/12 ..........................            955
  3,000             5.00%, due 6/01/24 ..........................          2,695
  2,750             Mid-Bay Bridge
                    Authority Revenue
                    6.10%, due 10/01/22 .........................          2,768
  3,000             Orlando Utility Commission
                    Water and Electric Revenue
                    5.00%, due 10/01/23 .........................          2,694


                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -51-

                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL AMOUNT (000'S)                                           VALUE (000'S)
--------------------------------------------------------------------------------
GEORGIA - 3.1%
$ 6,750             Atlanta Water and Sewerage Revenue
                    4.50%, due 1/01/18 ..........................       $  5,758
  4,000             Cobb County Kennestone Hospital
                    Authority Revenue
                    5.00%, due 4/01/24 [MBIA] ...................          3,625
  5,000             Municipal Electric Authority
                    Project One Special Obligation
                    Fourth Crossover Series
                    6.50%, due 1/01/20 ..........................          5,489
ILLINOIS - 10.2%
  7,000             Chicago Wastewater
                    Transmission Revenue
                    5.125%, due 1/01/20 [FGIC] ..................          6,379
  5,500             Illinois Dedicated Tax Revenue
                    (Civic Center)
                    7.00%, due 12/15/10 [AMBAC] .................          6,052
 17,500             Illinois Educational Facilities Authority
                    Adjustable Demand Revenue
                    (University of Chicago)
                    5.70%, due 12/01/25 .........................         17,064
  5,000             Metropolitan Pier and Exposition
                    Authority McCormick Place
                    Convention Complex
                    Hospitality Facilities Revenue
                    7.00%, due 7/01/26 ..........................          5,551
  8,360             Regional Transportation Authority
                    6.75%, due 6/01/25 [FGIC] ...................          9,569
  4,770             University of Illinois
                    Auxiliary Facilities System Revenue
                    5.75%, due 4/01/22 ..........................          4,701
INDIANA - 5.5%
    200             Beech Grove Economic Development
                    Revenue (Westvaco Corp.)
                    8.75%, due 7/01/10 ..........................            204
 11,000 #           East Chicago Elementary School
                    Building Corp.First Mortgage
                    7.00%, due 1/15/16
                    (Prerefunded 1/15/03 @ 102) .................         12,488
$ 7,715             Hammond Multi-School Building Corp.
                    First Mortgage Revenue
                    6.20%, due 7/10/15 ..........................       $  8,062
  6,450             Indianapolis Gas Utility System Revenue
                    4.00%, due 6/01/11 [FGIC] ...................          5,695
IOWA - 0.2%
    880             Iowa Housing Finance Authority
                    Multiple Family Housing Revenue
                    10.00%, due 4/01/23 .........................            884
KENTUCKY - 1.9%
  8,805 #           Kentucky Local Correctional Facilities
                    Construction Authority
                    Multi-County Revenue
                    7.00%, due 11/01/14
                    (Prerefunded 11/01/97 @ 102) ................          9,222
MARYLAND - 1.9%
  5,125             Baltimore Project and Revenue
                    (Water Projects)
                    5.00%, due 7/01/24 ..........................          4,798
  5,000             Maryland Health and Higher
                    Educational Facilities Authority Revenue
                    (University of Maryland
                    Medical System)
                    4.75%, due 7/01/23 [FGIC] ...................          4,306
MASSACHUSETTS - 2.5%
                    Massachusetts Water
                    Resources Authority
                    General Revenue
  5,140             6.20%, due 7/01/38 ..........................          5,153
  4,500             6.00%, due 4/01/20 ..........................          4,513
  2,500             4.75%, due 12/01/23 .........................          2,141
MICHIGAN - 1.4%
  5,250             Detroit Water Supply System Revenue
                    4.75%, due 7/01/19 [FGIC] ...................          4,604
  2,000             University of Michigan Hospital Revenue
                    6.375%, due 12/01/24 ........................          2,050


                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -52-

                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL AMOUNT (000'S)                                           VALUE (000'S)
--------------------------------------------------------------------------------
NEW JERSEY - 0.4%
$ 1,640 #           New Jersey Turnpike
                    Authority Revenue
                    10.375%, due 1/01/03
                    (Escrowed to Maturity) ......................       $  1,972
NEW MEXICO - 0.5%
  2,500             Farmington Collateralized
                    Pollution Control Revenue
                    (Tucson Gas and Electric Co.)
                    6.10%, due 1/01/08 ..........................          2,469
NEW YORK - 5.7%
                    New York City Municipal Water
                    Finance Authority
                    Water and Sewer System Revenue
$ 2,205             6.00%, due 6/15/19 [FGIC] ...................          2,214
  2,100             5.00%, due 6/15/17 [FGIC] ...................          1,943
                    New York Dormitory Authority
                    State University
                    Educational Facilities Revenue
  4,400             7.50%, due 5/15/11 ..........................          5,160
  5,250             7.50%, due 5/15/13 ..........................          6,329
  6,500             5.25%, due 5/15/15 ..........................          6,085
  1,500             5.00%, due 7/01/15 ..........................          1,417
  4,000 #           New York Local Government
                    Assistance Corp.
                    7.00%, due 4/01/21
                    (Prerefunded 4/01/01 @ 100) .................          4,404
NORTH CAROLINA - 2.3%
 11,000             North Carolina Eastern Municipal
                    Power Agency
                    Power System Revenue
                    6.00%, due 1/01/22 ..........................         10,888
OKLAHOMA - 1.3%
  5,590             McGee Creek Authority
                    Water Revenue
                    6.00%, due 1/01/23 [MBIA] ...................          6,039
PENNSYLVANIA - 4.0%
$ 5,000             Centre County University Area
                    Joint Authority
                    Sewer Revenue
                    4.75%, due 11/01/20 [MBIA] ..................       $  4,379
  6,000 #           Pennsylvania Intergovernmental
                    Cooperative Authority
                    Special Tax Revenue
                    (City of Philadelphia)
                    6.80%, due 6/15/22
                    (Prerefunded 6/15/02 @ 100) .................          6,658
  7,415 #           Philadelphia Water and
                    Sewer Revenue
                    7.00%, due 8/01/18
                    (Prerefunded 8/01/01 @100) ..................          8,194
PUERTO RICO - 1.9%
 10,000             Puerto Rico Highway and
                    Transportation Authority
                    Highway Revenue
                    5.00%, due 7/01/36 ..........................          8,948
SOUTH CAROLINA - 6.2%
 10,250             Charleston County Hospital
                    Facility Revenue
                    5.00%, due 10/01/22 [MBIA] ..................          9,248
  1,135             Charleston County Pollution Control
                    Facilities Revenue
                    5.90%, due 8/01/03 ..........................          1,136
  4,000             Charleston Waterworks and
                    Sewer System Revenue
                    5.00%, due 1/01/16 ..........................          3,735
  5,500             Pickens County and Richland
                    County Hospital Revenue
                    5.75%, due 8/01/21 [AMBAC] ..................          5,493
                    South Carolina Public
                    Service Authority
                    Power Supply Revenue
  1,395             5.70%, due 7/01/08 ..........................          1,395
 10,000             5.125%, due 1/01/32 .........................          8,953


                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -53-

                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL AMOUNT (000'S)                                           VALUE (000'S)
--------------------------------------------------------------------------------
TEXAS - 6.7%
$10,000             Austin Combined Utility
                    System Revenue
                    12.50%, due 11/15/07 [MBIA] .................        $16,099
  4,350             Austin Water, Sewer and
                    Electric Revenue
                    14.00%, due 11/15/01 ........................          5,574
  1,600 #           Coastal Industrial Water Authority
                    Water Revenue
                    5.50%, due 12/15/09
                    (Escrowed to Maturity) ......................          1,611
  2,260             Texas Municipal Power
                    Agency Revenue
                    5.50%, due 9/01/13 [FGIC] ...................          2,260
  7,500             Waco Texas Health Facilities
                    Development Corp.
                    Hospital Revenue
                    5.00%, due 11/01/25 .........................          6,751
UTAH - 1.1%
                    Intermountain Power Agency
                    Special Obligation
                    First Crossover Series
  1,900             6.00%, due 7/01/23 ..........................          1,903
  2,750             5.00%, due 7/01/16 ..........................          2,489
  1,000 #           Salt Lake City Hospital Revenue
                    (IHC Hospitals)
                    5.00%, due 6/01/15
                    (Escrowed to Maturity) ......................            967
VIRGINIA - 0.2%
  1,155 #           Richmond Metropolitan
                    Expressway Authority Revenue
                    5.60%, due 1/15/13
                    (Escrowed to Maturity) ......................          1,169
WASHINGTON - 10.9%
  7,255             Douglas County Public Utility District #1
                    Wells Hydroelectric Revenue
                    8.75%, due 9/01/18 ..........................          9,429
$ 2,500             Everett School District #2
                    Snohomish County Unlimited Tax
                    General Obligation
                    6.20%, due 12/01/12 [MBIA]                           $ 2,673
  2,200             King County Housing Authority
                    Pooled Housing Refunding Revenue
                    6.80%, due 3/01/26 ..........................          2,298
  1,650             King County Limited Tax
                    General Obligation
                    (Various Purpose)
                    4.75%, due 1/01/19 ..........................          1,449
  2,255             King County Public Hospital District #1
                    Hospital Facilities Revenue
                    (Valley Medical Center)
                    5.50%, due 9/01/17 [AMBAC] ..................          2,163
  4,800             Lewis County Public Utility District #1
                    Cowlitz Falls Hydroelectric
                    Project Revenue
                    6.00%, due 10/01/24 .........................          4,811
  4,000             Port of Seattle Revenue
                    6.00%, due 12/01/14 .........................          4,030
  3,000             Washington Health Care Facilities
                    Authority Revenue
                    (Fred Hutchinson Cancer
                    Research Center)
                    7.375%, due 1/01/18 .........................          3,232
  6,350             Washington Health Care Facilities
                    Authority Revenue
                    (Yakima Valley Memorial
                    Hospital Association)
                    7.25%, due 1/01/21 ..........................          7,084
  8,500             Washington Public Power
                    Supply System
                    Nuclear Project #1 Revenue
                    6.00%, due 7/01/17 ..........................          8,505
  4,000             Washington Public Power
                    Supply System
                    Nuclear Project #2 Revenue
                    6.30%, due 7/01/12 ..........................          4,309


                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -54-

                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL AMOUNT (000'S)                                           VALUE (000'S)
--------------------------------------------------------------------------------
WASHINGTON (CONTINUED)
$ 2,610             Washington Public Power
                    Supply System
                    Nuclear Project #3 Revenue
                    5.50%, due 7/01/18 ..........................       $  2,463
WEST VIRGINIA - 0.6%
  3,025             West Virginia Housing
                    Development Fund
                    Single Family Mortgage Revenue
                    6.125%, due 7/01/13 .........................          3,046
WISCONSIN - 0.2%
  1,000             Wisconsin Health and Education
                    Facilities Authority Revenue
                    6.00%, due 10/01/12 [MBIA] ..................          1,011
                                                                        --------
TOTAL BONDS .....................................................        478,397
                                                                        ========
TEMPORARY INVESTMENTS - 0.2%
INVESTMENT COMPANIES:
$ 1,245             Federated Tax-Exempt Money
                    Market Fund, Inc. ...........................       $  1,245
                                                                        --------
TOTAL TEMPORARY
INVESTMENTS .....................................................          1,245
                                                                        --------
TOTAL INVESTMENTS - 99.6% .......................................        479,642
Other Assets, less Liabilities ..................................          1,751
                                                                        --------
NET ASSETS ......................................................       $481,393
                                                                        ========

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of total bonds they guarantee at the period end are as follows:

Municipal Bond Investors Assurance
  Corp. [MBIA] ..................................................          12.4%
Financial Guaranty Insurance Corp. [FGIC] .......................          10.0
AMBAC Indemnity Corp. [AMBAC] ...................................           6.5
                                                                           ----
                                                                           28.9%
                                                                           ====

#Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -55-

                          REPORT FROM THE FUND MANAGER
                           SAFECO CALIFORNIA TAX-FREE
                                  INCOME FUND
                               December 31, 1996

      The SAFECO California Tax-Free Income Fund returned 2.56% for the Advisor Class A shares and 2.29% for the Advisor Class B shares, not including sales charges, for the year ended December 31, while the average California municipal bond fund returned 3.65%, according to Lipper Analytical Services. Meanwhile the Lehman Brothers Long Municipal Bond Index posted 4.49% for the one-year period.

      The performance differential is due to our preference for discount bonds. When rates rise, as they did in 1996 discount bonds are hardest hit. However, when rates are falling and prices are rising, the outperformance of discount bonds compensates for their downside.

      Like the SAFECO Municipal Bond Fund, the California Fund reduced its percentage in pre refunded bonds, and improved call protection and appreciation potential performance by selling par bonds and buying discounts.

      The Foothill/Eastern Toll Road bonds continue to be among the best performers the Fund owns. These bonds and the San Joaquin Toll Road bonds have outperformed the market because the two construction projects are proceeding ahead of schedule and under budget. Once they have a history of toll collections, they may be upgraded by the rating agencies, which would further enhance their value.

      One new name added to the Fund was Eldorado Public Agency Financing Authority, which is responsible for water and wastewater treatment in the Placerville area.

/s/ Stephen C. Bauer

Stephen C. Bauer
California Tax-Free Income Fund
Fund Manager

Stephen Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

                            PORTFOLIO OF INVESTMENTS
                                     SAFECO
                                 CALIFORNIA TAX-
                                FREE INCOME FUND
                            As of December 31, 1996

PRINCIPAL                                                                  VALUE
AMOUNT (000'S)                                                           (000'S)
--------------------------------------------------------------------------------
BONDS - 96.7%
$ 2,250             California Department
                    of Water Resources
                    Central Valley Project
                    Water System Revenue
                    5.25%, due 12/01/24
                    [FGIC]* .....................................        $ 2,142
  2,250             California Health Facilities
                    Financing Authority Insured
                    Health Facility Revenue
                    (Catholic Healthcare West)
                    4.75%, due 7/01/19 [MBIA] ...................          1,963
  2,750             California Statewide
                    Communities Development
                    Authority Certificates of
                    Participation (The Trustees
                    of the J. Paul Getty Trust)
                    5.00%, due 10/01/23 .........................          2,519
  3,715             California Statewide
                    Communities Development
                    Authority Certificates of
                    Participation (Childrens
                    Hospital of Los Angeles)
                    4.75%, due 6/01/21 [MBIA] ...................          3,222
     20             Concord Redevelopment
                    Agency Tax Allocation
                    Central Concord
                    Redevelopment Project
                    8.00%, due 7/01/18 [BIG] ....................             21
  3,750             Culver City Redevelopment
                    Financing Authority Tax
                    Allocation Revenue
                    4.60%, due 11/01/20
                    [AMBAC] .....................................          3,211
  3,150             East Bay Regional Park
                    District California General Obligation
                    5.75%, due 9/01/17 ..........................          3,165

                                   HIGHLIGHTS
                                     SAFECO
                        CALIFORNIA TAX-FREE INCOME FUND
                            As of December 31, 1996

S&P Credit Ratings
As a Percent of Net Assets
as of December 31, 1996

[PIE CHART]

                                                                      PERCENT OF
TOP FIVE TYPE OF BONDS                                                NET ASSETS
--------------------------------------------------------------------------------
Local General Obligation -
  Limited Tax ...........................................................    14%
Electric Utilities - Combination ........................................    11%
Toll Road ...............................................................    11%
Hospital ................................................................    11%
Utilities - Sewer .......................................................    11%

                                                                      PERCENT OF
TOP FIVE HOLDINGS                                                     NET ASSETS
--------------------------------------------------------------------------------
San Joaquin Hills Transportation
  Corridor Agency ......................................................    6.0%
Los Angeles County Sanitation District
  Financing Authority ..................................................    5.8%
Pittsburg Redevelopment Agency .........................................    5.3%
Foothill/Eastern Transportation
  Corridor Agency ......................................................    5.0%
San Jose Redevelopment Agency ..........................................    4.7%

                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                            As of December 31, 1996

PRINCIPAL                                                                  VALUE
AMOUNT (000'S)                                                           (000'S)
--------------------------------------------------------------------------------
$ 2,000             Eldorado Public Agency
                    Financing Authority
                    5.50%, due 2/15/21 [FGIC] ...................        $ 1,966
  4,195             Foothill/Eastern
                    Transportation Corridor
                    Agency Toll Road Revenue
                    5.00%, due 1/01/35 ..........................          3,620
    670             Inglewood Insured
                    Hospital Revenue
                    (Daniel Freeman Hospital)
                    6.75%, due 5/01/13 ..........................            715
                    Los Angeles Convention
                    and Exhibition Center
                    Authority Certificates
                    of Participation
  1,200 #           9.00%, due 12/01/20
                    (Prerefunded 12/01/05
                    @ 100) ......................................          1,583
  1,300             5.125%, due 8/15/21 [MBIA] ..................          1,208
  4,500             Los Angeles County
                    Sanitation District Financing
                    Authority Revenue
                    (Capital Projects)
                    5.25%, due 10/01/19 .........................          4,222
  3,800             Los Angeles Department
                    of Water and Power
                    Waterworks Revenue
                    4.75%, due 11/15/19 .........................          3,337
  2,000             Los Angeles Wastewater
                    System Revenue
                    4.70%, due 11/01/17 [FGIC] ..................          1,762
  2,500             Northern California
                    Power Agency
                    Geothermal Project Revenue
                    5.00%, due 7/01/09 ..........................          2,423
$ 2,350             Palomar Pomerado Health
                    System California Insured
                    Revenue Service
                    4.75%, due 11/01/23 [MBIA] ..................        $ 2,025
  4,435             Pittsburg Redevelopment
                    Agency Los Medanos
                    Community Development
                    Project Tax Allocation
                    4.625%, due 8/01/21 .........................          3,803
                    Pleasanton Joint Powers
                    Financing Authority
                    Reassessment Revenue
  1,670             6.20%, due 9/02/17 ..........................          1,692
  1,890             6.15%, due 9/02/12 ..........................          1,947
  3,900             Redding Joint Powers
                    Financing Authority
                    Solid Waste and Corporation
                    Yard Revenue
                    5.00%, due 1/01/23 ..........................          3,367
  2,000             Riverside County
                    Certificates of Participation
                    (Capital Projects)
                    6.125%, due 11/01/21 ........................          2,040
  3,000             Sacramento Municipal Utility
                    District Electric Revenue
                    4.75%, due 9/01/21 [MBIA] ...................          2,621
  1,750             San Diego Public Facilities
                    Financing Authority
                    Sewer Revenue
                    5.25%, due 5/15/20 ..........................          1,632
  5,000             San Joaquin Hills
                    Transportation Corridor
                    Agency Senior Lien Toll
                    Road Revenue
                    5.00%, due 1/01/33 ..........................          4,331


                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -58-

                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                            As of December 31, 1996

PRINCIPAL                                                                  VALUE
AMOUNT (000'S)                                                           (000'S)
--------------------------------------------------------------------------------
$ 4,000             San Jose
                    Redevelopment Agency
                    4.75%, due 8/01/22 ..........................        $ 3,378
                    Southern California Public
                    Power Authority
                    Power Project Revenue
                    (Multiple Projects)
  2,665 #           5.50%, due 7/01/20
                    (Prerefunded 7/01/00 @ 100)..................          2,780
  1,335             5.50%, due 7/01/20 ..........................          1,292
  1,000             Southern California Public
                    Power Authority
                    Power Project Revenue
                    (Transportation Project)
                    4.75%, due 7/01/23 ..........................            870
    970             Stanislaus Waste-to-Energy
                    Financing Agency
                    Solid Waste Facility Revenue
                    7.625%, due 1/01/10 .........................          1,046
                                                                         -------
TOTAL BONDS .....................................................         69,903
                                                                         -------
TEMPORARY INVESTMENTS - 2.0%

INVESTMENT COMPANIES:
  1,497             SEI Tax Exempt Trust
                    Institutional Tax Free
                    Portfolio ...................................          1,497
                                                                         -------
TOTAL TEMPORARY INVESTMENTS .....................................          1,497
                                                                         -------
TOTAL INVESTMENTS - 98.8% .......................................         71,400
Other Assets, less Liabilities ..................................            907
                                                                         -------
NET ASSETS ......................................................        $72,307
                                                                         =======

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of total bonds they guarantee at the period end are as follows:

      Municipal Bond Investors
       Assurance Corp. [MBIA] .......................................      15.3%
      Financial Guaranty Insured Corp. [FGIC] .......................       8.1
      AMBAC Indemnity Corp. [AMBAC] .................................       4.4
                                                                           ----
                                                                           27.8%
                                                                           ====

# Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -59-

                          REPORT FROM THE FUND MANAGER
                            SAFECO WASHINGTON STATE
                              MUNICIPAL BOND FUND
                               December 31, 1996

      The 12-month return for the SAFECO Washington State Municipal Bond Fund was 2.97% for the Advisor Class A shares and 2.96% for the Advisor Class B shares, not including sales charges, while the average return for Washington funds was 3.75% according to Lipper, and the Lehman Brothers Long Municipal Bond Index returned 4.49%.

      The Fund's investment strategy of buying and holding long-term bonds makes for greater volatility in both up and down markets. There's greater price appreciation in "bull markets" when interest rates are falling, and further declines when rates increase as they did in 1996, thus causing the Fund's underperformance.

      Our strategy, and subsequently this Fund, is appropriate for long-term investors who can withstand share price volatility in pursuit of the higher long-term gains provided by longer-term bonds.

      Purchases for the Washington State Municipal Bond Fund included Seattle Drainage and Wastewater Revenue bond maturing in 2020 at a yield of 5.80% and Seattle Water Metro maturing in 2020 with a yield of 5.75%.

[PICTURE OF BEVERLY R. DENNY]
BEVERLY DENNY

      Attractive prices allowed us to add to our holdings in University of Washington Housing, Grant PUD and Snohomish PUD.

      Sales included Centralia Water Revenue, Tacoma Limited G.O., and Tumwater G.O. The shorter average maturities on these bonds -- around the year 2011 -- made them good candidates for sale as we were able to swap them for longer bonds with better call protection and an average maturity around 2021.

      I will continue to try to extend maturities, call protection and yield during 1997.

/s/ Beverly R. Denny

Beverly R. Denny,
Washington State Municipal
Bond Fund Manager

Beverly Denny came to SAFECO from T. Rowe Price in 1991. She holds an MBA from the University of Virginia and a B.S. in finance/economics from Babson College.

                            PORTFOLIO OF INVESTMENTS
                                     SAFECO
                                WASHINGTON STATE
                                 MUNICIPAL BOND
                                      FUND
                            As of December 31, 1996

PRINCIPAL AMOUNT (000's)                          VALUE (000's)
---------------------------------------------------------------
BONDS - 98.2%
  $200         Chelan County Public Utility
               District #1
               Columbia River Rock
               Hydroelectric System Revenue
               6.375%, due 6/01/29 ....................    $202
   315         Grant County Public Utility
               District #2
               Wanapum Hydroelectric Revenue
               6.375%, due 1/01/23 ....................     319
   100         Kent Limited Tax
               General Obligation
               5.75%, due 12/01/26 [MBIA] * ...........     100
   300         King County Housing Authority
               Pooled Housing Refunding Revenue
               6.80%, due 3/01/26 .....................     313
   250         King County Limited Tax General
               Obligation (Various Purposes)
               4.75%, due 1/01/19 .....................     220
   200         King County Public Hospital
               District #1
               Hospital Facilities Revenue
               (Valley Medical Center)
               5.50%, due 9/01/17 [AMBAC] .............     192
   100         King County School District #415
               (Kent)
               Unlimited Tax General Obligation
               6.45%, due 12/01/12 ....................     107
   200         Kitsap County School District #401
               (Central Kitsap)
               Unlimited Tax General Obligation
               5.50%, due 12/01/11 ....................     201
   100         Kitsap County, Sewer Revenue
               5.75%, due 7/01/16 [MBIA] ..............     101
   250         Klickitat County Public Hospital
               District # 1
               Unlimited Tax General Obligation
               5.75%, due 10/01/27 [FGIC] .............     248


                                   HIGHLIGHTS
                                     SAFECO
                                WASHINGTON STATE
                                 MUNICIPAL BOND
                                      FUND
                            As of December 31, 1996

S&P Credit Ratings
As a Percent of Net Assets
as of December 31, 1996

[TAKEN FROM PIE CHART]

1. AAA: 48%
2. AA: 20%
3. A: 20%
4. Not Rated: 10%
5. Cash & Other: 2%

                                                                      PERCENT OF
TOP FIVE TYPES OF BONDS                                               NET ASSETS
Local G.O. - Limited Tax ................................................    14%
Hospital ................................................................    12%
Utilities - Water .......................................................     9%
Local G.O. - Unlimited Tax ..............................................     9%
Electric Utility - Hydro ................................................     9%

                                                                      PERCENT OF
TOP FIVE HOLDINGS                                                     NET ASSETS
Snohomish County Public Utility
  District #1 ..........................................................    4.7%
University of Washington Housing
  and Dining System Revenue ............................................    4.5%
Everett School District #2
  Unlimited Tax G.O.  ..................................................    4.5%
Grant County Public
  Utility District #2 ..................................................    4.5%
King County Housing Authority ..........................................    4.4%

                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL AMOUNT (000's)                          VALUE (000's)
---------------------------------------------------------------
  $100         Lewis County Public Utility
               District #1
               Cowlitz Falls Hydroelectric Project
               Revenue
               6.00%, due 10/01/24 ....................    $100
    95         Pike Place Market Preservation
               and Development Authority
               Special Obligation Revenue
               6.60%, due 12/01/21 ....................     103
   100         Port of Seattle Revenue
               6.00%, due 12/01/14 ....................     101
   300         Renton Water and Sewer
               Improvement Revenue
               5.375%, due 4/01/13 ....................     290
   250         Seattle Drainage and
               Wastewater Utility
               Improvement Revenue
               5.75%, due 12/01/22 ....................     250
   200         Seattle Metro Sewer Revenue
               6.30%, due 1/01/33 [MBIA] ..............     212
   200         Seattle Water Metro Municipality
               5.65%, due 1/01/20 .....................     198
   200         Seattle Water System Revenue
               5.25%, due 12/01/23 ....................     188
   350         Snohomish County Public Utility
               District #1
               Generation System Revenue
               5.50%, due 1/01/20 [FGIC] ..............     335
   300         Snohomish County Unlimited Tax
               General Obligation
               Everett School District #2
               6.20%, due 12/01/12 [MBIA] .............     321
   250         Spokane Regional Solid Waste
               Management System Revenue
               6.25%, due 12/01/11 [AMBAC] ............     268
   250         Tacoma Water System Revenue
               5.50%, due 12/01/13 ....................     250
   200         Tukwila Limited Tax General
               Obligation 5.90%, due 1/01/14 ..........     206
   350         University of Washington Housing
               and Dining System Revenue
               5.00%, due 12/01/21 [MBIA] .............     322
   100         Washington Certificates of
               Participation
               (State Office Building Project)
               6.00%, due 4/01/12 .....................     101
   200         Washington Health Care
               Facilities Authority Revenue
               (Franciscan Health System
               St. Joseph Hospital and
               Health Care Center, Tacoma)
               5.625%, due 1/01/13 [MBIA] .............     199
   150         Washington Health Care
               Facilities Authority Revenue
               (Grays Harbor Medical Center)
               5.90%, due 7/01/23 [AG] ................     150
   200         Washington Health Care
               Facilities Authority Revenue
               (Northwest Hospital, Seattle)
               5.75%, due 11/15/23 [AMBAC] ............     198
   100         Washington Health Care
               Facilities Authority Revenue
               (Swedish Hospital Medical Center)
               6.30%, due 11/15/22 [AMBAC] ............     105
   250         Washington Higher Education
               Facilities Authority Revenue
               and Refunding Revenue
               (Pacific Lutheran University
               Project) 5.70%, due 11/01/26 [CL] ......     244
   120         Washington Public Power
               Supply System
               Nuclear Project #2 Revenue
               5.50%, due 7/01/18 .....................     113
   250         Washington State Housing
               Finance Commission
               Revenue (Horizon House Project)
               6.125%, due 7/01/27 [AG] ...............     255

                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -62-

                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                            As of December 31, 1996

PRINCIPAL AMOUNT (000's)                                VALUE (000'S)
---------------------------------------------------------------------
  $250         Whatcom County Limited Tax
               General Obligation
               5.75%, due 12/01/12 [FSA] ..............    $  254
   200         Yakima-Tieton Irrigation
               District Revenue
               6.20%, due 6/01/19 [FSA] ...............       211
                                                           ------
TOTAL BONDS ...........................................     6,977
                                                           ------
TEMPORARY INVESTMENTS - 0.9%
INVESTMENT COMPANIES:
    61         Federated Tax-Exempt
               Money Market Fund, Inc. ................        61
                                                           ------
TOTAL TEMPORARY INVESTMENTS ...........................        61
                                                           ------
TOTAL INVESTMENTS - 99.1% .............................     7,038
Other Assets, less Liabilities ........................        67
                                                           ------
NET ASSETS ............................................    $7,105
                                                           ======

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of total bonds they guarantee at period end are as follows:

Municipal Bond Investors
  Assurance Corp. [MBIA] ....................................              17.8%
AMBAC Indemnity Corp. [AMBAC] ...............................              10.8
Financial Guaranty Insurance
  Corp. [FGIC] ..............................................               8.3
Financial Security
  Assurance, Inc. [FSA] .....................................               6.6
Asset Guaranty [AG] .........................................               5.8
Connie Lee [CL] .............................................               3.5
                                                                           ----
                                                                           52.8%
                                                                           ====


                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -63-

                          REPORT FROM THE FUND MANAGER
                            SAFECO Intermediate-Term
                               U.S. Treasury Fund
                            SAFECO Managed Bond Fund
                               December 31, 1996

      Both the Intermediate-Term U.S. Treasury and Managed Bond Funds are actively managed using a trend-following strategy: that is, we invest in concert with interest rate trends. We reduce the Funds' average maturities as rates rise, and increase them as rates fall. In general under this strategy, returns at first lag, and then surpass the market as a new trend unfolds.

      A market which changes course frequently, however, wreaks havoc on funds which employ trend-following strategies. In other words, our strategy sustained a recurrent case of whiplash in '96. The Funds suffered at the hands of a capricious market in which rates oscillated furiously only to end the year markedly higher.

      We began 1996 with a long average maturity in response to 1995's bull market. When rates rose rapidly and unexpectedly in the early part of this year, the performance of both Funds lagged. In the second and third quarters, we recouped our losses by maintaining shorter average maturities as rates continued climbing.

[PICTURE OF MICHAEL C. KNEBEL]
MICHAEL C. KNEBEL

      Ironically, this same defensive posture caused us to lag in the fourth quarter as rates began to fall. The good news/bad news is that as rates reverted upward yet again, rising in December and into early 1997, our defensive strategy is finally paying off.

      Looking ahead to 1997, we expect this market volatility to continue and the investment environment to remain challenging. Renewed economic strength will likely rekindle inflation fears which, in turn, may prompt speculation that the Federal Reserve will raise short-term interest rates. We think any talk of Fed tightening is still premature.

      While we've yet to see evidence the economy is overheating, we wouldn't be surprised to see rates move higher anyway, as the bond market responds bearishly to a more bullish outlook for the economy. We will seek to increase the Funds' yields while maintaining their conservative risk profiles. And that should better insulate both the Managed Bond Fund and the Intermediate-Term U.S. Treasury Fund from the effects of gyrating interest rates.

      THE SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND returned 0.33% for the Advisor Class A shares and 0.25% for the Advisor Class B shares, not including sales charges, for the period ended December 31, 1996. On average, intermediate-term Treasury funds, as measured by Lipper Analytical Services, had a 12-month return of 2.10%. The sector, as measured by the Merrill Lynch Intermediate Treasury Index (which includes no operating expenses or transaction costs), returned 3.89% for the year.

      THE SAFECO MANAGED BOND FUND returned 0.07% for the Advisor Class A shares and -0.12% for the Advisor Class B shares, not including sales charges, for the year ended December 31, 1996. The sector as a whole, as measured by the Lehman Brothers Government/ Corporate Index (and without accounting for operating expenses or transaction costs), returned 2.90% for the year.

      We have gradually reduced the allocation to corporate bonds to about 25% of net assets as the difference in yield narrowed, diminishing the attractiveness of
                                                       (Continued on next page.)

                                   HIGHLIGHTS
                                     SAFECO
                                    MANAGED
                                   BOND FUND
                            As of December 31, 1996

S&P Credit Rating Distribution
As a Percent of Net Assets
as of December 31, 1996

[TAKEN FROM PIE CHART]
1. AAA: 72%
2. AA: 11%
3. A: 14%
4. Cash and Other Assets, Less Liability: 3%

Bonds by Type
As a Percent of Net Assets
as of December 31, 1996

[TAKEN FROM BAR GRAPH]
US Treasury Securities:                70%

Utilities:                             13%

Banking & Finance:                      9%

Canadian Provinces, U.S. Funds:         2%

Asset Backed Securities:                2%

Cash, Temporary Investments and Other:  4%

                                REPORT FROM THE
                               INTERMEDIATE-TERM
                               U.S. TREASURY FUND
                              AND MANAGED BOND FUND
                               MANAGER (Continued)

the corporate sector. We also increased the Managed Bond Fund's duration (sensitivity to interest rates) to just under four years -- it was two years at September 30, 1996. Still, Managed Bond Fund's duration remains considerably shorter than the general market's duration.

/s/ Michael C. Knebel

Michael Knebel
Fund Manager
Intermediate-Term
  U.S. Treasury Fund
Managed Bond Fund

Mike Knebel has managed bond portfolios for SAFECO since 1989. Before that he managed municipal bond and money market funds for Lutheran Brotherhood. He earned his M.B.A. in Finance at the University of Minnesota, and he is a Chartered Financial Analyst.

                            PORTFOLIO OF INVESTMENTS
                                     SAFECO
                                INTERMEDIATE-TERM
                               U.S. TREASURY FUND
                            As of December 31, 1996

PRINCIPAL AMOUNT (000's)     VALUE (000's)
------------------------------------------
U.S. GOVERNMENT SECURITIES - 98.4%

U.S. TREASURY NOTES - 86.6%
$2,450  7.75%, due 2/15/01 .....   $ 2,589
 1,300  7.50%, due 11/15/01 ....     1,369
 2,505  7.25%, due 8/15/04 .....     2,637
 6,110  6.875%, due 3/31/00 ....     6,247
   670  6.00%, due 10/15/99 ....       670

U.S. TREASURY PRINCIPAL STRIPS
 - 11.8% 2,160, 0.00%,
  due 8/15/99 ..................     1,849
                                   -------
TOTAL U.S. GOVERNMENT SECURITIES    15,361
                                   -------
TEMPORARY INVESTMENTS - 0.2%

INVESTMENT COMPANIES:
    33  Short-Term Investments Co.
        (Prime Portfolio) ......        33
                                   -------
TOTAL TEMPORARY INVESTMENTS ....        33
                                   -------
TOTAL INVESTMENTS - 98.6% ......    15,394

Other Assets, less Liabilities .       212
                                   -------
NET ASSETS .....................   $15,606
                                   =======

                                      -66-

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MANAGED BOND FUND
                            As of December 31, 1996

PRINCIPAL AMOUNT (000's)                      VALUE (000's)
-----------------------------------------------------------
ASSET BACKED SECURITIES - 1.9%
FINANCIAL - 1.9%
    $84   Chevy Chase Auto ABS
          Series 1996-1, Class A
          6.60%, due 12/15/02 ...............     $    84
                                                  -------
TOTAL ASSET BACK SECURITIES .................          84
                                                  -------
CORPORATE BONDS - 24.7%

BANKING & FINANCE - 9.1%
   100    Associates Corp. of North America
          8.80%, due 8/01/98 ................         104
   100    International Lease Finance Corp.
          6.625%, due 4/01/99 ...............         101
   100    Norwest Financial, Inc.
          6.25%, due 3/15/99 ................         100
   100    Transamerica Finance Corp.
          6.80%, due 3/15/99 ................         101

CANADIAN PROVINCES, U.S. FUNDS - 2.4%
   100    Manitoba (Province)
          9.50%, due 9/15/98 ................         105

UTILITIES - 13.2%
   100    Central Power & Light Co.
          7.50%, due 5/01/99 ................         102
   100    Consolidated Natural Gas Co.
          5.875%, due 10/01/98 ..............         100
   185    GTE California, Inc.
          6.25%, due 1/15/98 ................         186
   100    Nova Gas Transmission
          7.25%, due 7/06/99 ................         102
   100    Virginia Electric & Power Co.
          7.25%, due 3/01/97 ................         100
                                                  -------
TOTAL CORPORATE BONDS .......................       1,101
                                                  -------
U.S. GOVERNMENT SECURITIES - 70.0%

U.S. TREASURY NOTES - 64.2%
   370    7.75%, due 12/31/99 ...............         387
   320    7.50%, due 2/15/05 ................         342
 1,245    7.25%, due 8/15/04 ................       1,311
   350    6.50%, due 5/31/01 ................         354
   465    6.375%, due 8/15/02 ...............         468

U.S. TREASURY PRINCIPAL STRIPS - 5.8%
   300    0.00%, due 8/15/99 ................         257
                                                  -------
TOTAL U.S. GOVERNMENT SECURITIES ............       3,119
                                                  -------
TEMPORARY INVESTMENTS - 1.6%

INVESTMENT COMPANIES:
    69    Short-Term Investments Co.
          (Prime Portfolio) .................          69
                                                  -------
TOTAL TEMPORARY INVESTMENTS .................          69
                                                  -------
TOTAL INVESTMENTS - 98.2% ...................       4,373
                                                  -------
Other Assets, less Liabilities ..............          82
                                                  -------
NET ASSETS ..................................     $ 4,455
                                                  =======

                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -67-

                          REPORT FROM THE FUND MANAGER
                            SAFECO MONEY MARKET FUND
                               December 31, 1996

      In the 12 months ended December 31, 1996, the SAFECO Money Market Fund returned 4.78% for both the Advisor Class A and B shares. On December 31, 1996, the Fund's seven-day yield was 4.93% for the Advisor Class A shares and 4.94% for the Advisor Class B shares while the average money fund seven-day yield, as reported by IBC/Donoghue, was 4.82%. The Consumer Price Index, a broad inflation measure, rose 3.30% for the 12 months ending December 31, 1996.

      In the last quarter, 90-day commercial paper rates initially fell from 5.49% to 5.40% in November, then rose to 5.63% by December 31, 1996. The average maturity of the Fund rose from 35 days in October to 45 days when it became questionable whether the Federal Reserve would raise rates as anticipated. At year end, the seven-day weighted average maturity was 36 days.

      I invested in U.S. agency securities, commercial paper issued by top tier corporations and bank certificates of deposit and notes. All of the securities had less than 13 months to maturity. Four securities have a rate that floats monthly so investors can benefit from higher yields if short-term rates continue to rise. I reduced lower-yielding overnight investments from about $35 million or 20% of total assets in the third quarter to $4.4 million or 2.8% of total assets at year end.

[PICTURE OF NAOMI URATA]
NAOMI URATA

      I added XEROX CORPORATION and SMITH BARNEY to our approved securities list. Both of these companies are rated in the top tier category.

      I believe that the Federal Reserve will hold rates steady for the next few months. After that, there is no consensus on their next move. The economic data is mixed, but recently, the market has responded negatively to signs of strength in the housing and manufacturing sectors, which has caused rates to rise. I will maintain an average maturity that is not highly sensitive to interest rate changes based on that uncertainty.

/s/ Naomi Urata

Naomi Urata,

Money Market
Fund Manager

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August 1994. She holds a Masters in Management from Yale University and is a Chartered Financial Analyst.

                                   HIGHLIGHTS
                                     SAFECO
                                  MONEY MARKET
                                      FUND
                            As of December 31, 1996

Top Five Categories

[BAR CHART]

Floating Rate Notes:               19%

Financial Services -- Brokerage:   15%

Asset Backed:                      12%

Finance -- Diversified & Business: 12%

Finance -- Auto:                   12%

7-Day Weighted Average Maturity:      36 Days

Average Annual Return
------------------------
Class A            4.78%
Class B            4.78%

Portfolio Credit Quality
------------------------
Highest Rated(1)    100%
Split Rated(2)        0%
Not Rated(3)          0%
                    ---
                    100%
                    ===

(1) Rated highest quality by at least two nationally recognized rating organizations or, when rated by only one organization, received its highest rating

(2)   Rated highest by one organization and second highest by another

(3) Although unrated, comparable in credit quality to securities in the highest or split-rated categories, in the opinion of SAFECO Asset Management Company, the Fund's investment advisor.

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                            As of December 31, 1996

PRINCIPAL AMOUNT (000's)                     VALUE (000's)
----------------------------------------------------------
COMMERCIAL PAPER - 78.4%
ASSET BACKED - 12.3%
          Apreco, Inc.
 $4,000   5.48%, due 2/18/97 ................       $3,971
  4,000   5.30%, due 2/14/97 ................        3,974
  4,000   Ciesco L.P
          5.28%, due 1/17/97 ................        3,991
  4,000   Corporate Asset Funding Co.
          5.30%, due 1/08/97 ................        3,996
  4,000 # Receivables Capital Corp. 4(2)
          5.62%, due 1/23/97 ................        3,986

BANKING & FINANCE - 2.5%
  4,000   Associates Corp. of
          North America
          5.28%, due 3/04/97 ................        3,964

BANKS - FOREIGN - 9.8%
  4,000   Cheltenham & Gloucester
          Building Society
          5.26%, due 3/24/97 ................        3,952
  4,000   National Australia Funding
          (DE), Inc.
          5.45%, due 1/13/97 ................        3,993
          Westpac Capital Corp.
  4,000   5.32%, due 1/30/97 ................        3,983
  4,000   5.32%, due 2/06/97 ................        3,979

CONGLOMERATES - 2.4%
  4,000   B.A.T. Capital Corp.
          5.43%, due 2/19/97 ................        3,970

FINANCE - AUTO - 12.3%
          Ford Motor Credit Co.
  4,000   5.39%, due 1/28/97 ................        3,984
  4,000   5.31%, due 1/14/97 ................        3,992
          General Motors
          Acceptance Corp.
  4,000   5.36%, due 2/04/97 ................        3,980
  4,000   5.32%, due 2/20/97 ................        3,971
  4,000   New Center Asset Trust
          5.30%, due 5/08/97 ................        3,925

FINANCE - CONSUMER - 4.9%
          Household Finance Corp.
  4,000   5.32%, due 1/09/97 ................        3,995
  4,000   5.31%, due 1/10/97 ................        3,995

FINANCE - DIVERSIFIED & BUSINESS - 12.3%
          General Electric Capital Corp.
  4,000   5.32%, due 1/15/97 ................        3,992
  4,000   5.30%, due 1/22/97 ................        3,988
          Heller Financial, Inc.
  4,000   5.55%, due 1/07/97 ................        3,996
  4,000   5.40%, due 2/11/97 ................        3,975
  4,000   Transamerica Finance Corp.
          5.30%, due 1/27/97 ................        3,985

FINANCIAL SERVICES - BROKERAGE - 14.7%
          CS First Boston Group, Inc.
  3,950   5.32%, due 1/29/97 ................        3,934
  4,000   5.31%, due 2/27/97 ................        3,966
          Merrill Lynch & Co., Inc.
  4,000   5.31%, due 1/31/97 ................        3,982
  4,000   5.30%, due 5/01/97 ................        3,929
          Smith Barney Inc. CP
  3,950   5.31%, due 1/02/97 ................        3,949
  4,000   5.30%, due 1/16/97 ................        3,991

INSURANCE NON-AFFILIATED MULTI-LINE - 2.5%
  4,000   Prudential Funding Corp.
          5.30%, due 2/13/97 ................        3,975

METALS - 2.3%
  3,728   BHP Finance (USA), Inc.
          5.33%, due 1/24/97 ................        3,715

MISCELLANEOUS - 2.4%
  4,000   Tasmanian Public Finance Corp.
          5.34%, due 4/17/97 ................        3,937
                                                  --------
TOTAL COMMERCIAL PAPER                             126,915
                                                  --------
U.S. GOVERNMENT AND
AGENCY SECURITIES - 2.8%

FEDERAL HOME LOAN MORTGAGE ASSOCIATION
DISCOUNT NOTES - 2.8%
  4,470   5.70%, due 1/02/97 ................        4,469
                                                  --------
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES ...........................        4,469
                                                  --------


                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -70-

                            SAFECO MONEY MARKET FUND
                            As of December 31, 1996

PRINCIPAL AMOUNT (000's)                     VALUE (000's)
----------------------------------------------------------
FLOATING RATE NOTES* - 19.5%
 $8,500   Dean Witter, Discover
          5.57%, due 8/08/97                      $  8,500
  8,000   First Bank FSB Fargo ND BN
          5.53%, due 8/29/97                         7,999
  7,000   Key Bank of Wa. BN
          5.51%, due 12/10/97                        6,997
  8,000   MBNA America Bank BN
          5.64%, due 6/17/97                         8,000
                                                  --------
TOTAL FLOATING RATE NOTES                           31,496
                                                  --------
TOTAL INVESTMENTS - 100.7%                        $162,880
Liabilities,  Less Other Assets                     (1,123)
                                                  --------
NET ASSETS ..................................     $161,757
                                                  ========

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". At December 31, 1996, such security is Receivables Capital Corp. 4(2) at 5.62%, acquired 12/18/96, due 1/23/97. The total value of this security is $3,986,262 or 2.5% of net assets.

* Securities have variable rates which change periodically based on specified market rates or indices. Rates shown are those in effect on December 31, 1996.


                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -71-

                      STATEMENTS OF ASSETS AND LIABILITIES
                            As of December 31, 1996

                                                     SAFECO      SAFECO      SAFECO
                                                     GROWTH      EQUITY      INCOME
(In Thousands, Except Per-Share Amounts)               FUND        FUND        FUND
-----------------------------------------------------------------------------------
ASSETS
Investment at Cost                                 $155,983    $707,316    $226,221
                                                   ========    ========    ========
  Investments at Value
    Unaffiliated Issuers                            147,296     859,893     290,383
    Affiliated Issuers                               47,847          --          --
                                                   --------    --------    --------
     Total Investments at Value                     195,143     859,893     290,383

  Cash                                                   --           5          --
  Receivables
    Investment Securities Sold                           --       4,857          --
    Trust Shares Sold                                 1,246       4,115         647
    Dividends and Interest                              164       1,317       1,031
    Forward Currency Contracts Closed                    --          --          --
  Forward Currency Contracts Open, Net                   --          --          --
  Deferred Organization Expense                          --          --          --
                                                   --------    --------    --------
     Total Assets                                   196,553     870,187     292,061

LIABILITIES
  Payables
    Investment Securities Purchased                      --      13,395         509
    Trust Shares Redeemed                               187       1,038         113
    Dividends                                           126       1,906         930
    Investment Advisory Fees                            116         410         169
    Notes Payable                                        --         170          --
    Organization Expense                                 --          --          --
    Other                                                61         188          67
                                                   --------    --------    --------
     Total Liabilities                                  490      17,107       1,788
                                                   --------    --------    --------
Net Assets                                         $196,063    $853,080    $290,273
                                                   ========    ========    ========
  No-Load Class:
   Net Assets                                      $195,760    $849,831    $289,968
   Trust Shares Outstanding                          11,534      51,183      13,726
                                                   --------    --------    --------
    Net Asset Value, Offering Price, and
      Redemption Price Per Share                   $  16.97    $  16.60    $  21.13
                                                   ========    ========    ========
  Class A:
   Net Assets                                      $    187    $  2,894    $    193
   Trust Shares Outstanding                              11         174           9
                                                   --------    --------    --------
   Net Asset Value and
    Redemption Price Per Share                     $  16.97    $  16.62    $  21.15
                                                   ========    ========    ========
   Maximum Offering Price Per Share
    (Net Asset Value Plus Sales Charge of 4.5%)    $  17.77    $  17.40    $  22.15
                                                   ========    ========    ========
  Class B:
   Net Assets                                      $    116    $    355    $    112
   Trust Shares Outstanding                               7          22           5
                                                   --------    --------    --------
   Net Asset Value and
     Offering Price Per Share*                     $  16.94    $  16.60    $  21.12
                                                   ========    ========    ========

*Redemption price per share is the net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

                            As of December 31, 1996

                                                    SAFECO    SAFECO           SAFECO           SAFECO
                                                 Northwest  Balanced    International    Small Company
(In Thousands, Except Per-Share Amounts)              Fund      Fund       Stock Fund       Stock Fund
------------------------------------------------------------------------------------------------------
ASSETS
Investment at Cost                                 $31,242    $8,031          $ 9,641          $12,050
                                                   =======    ======          =======          =======
  Investments at Value
    Unaffiliated Issuers                            43,351     8,532           10,806           13,573
    Affiliated Issuers                                  --        --               --               --
                                                   -------    ------          -------          -------
     Total Investments at Value                     43,351     8,532           10,806           13,573

  Cash                                                  --        --              573               --
  Receivables
    Investment Securities Sold                         609        --               --               --
    Trust Shares Sold                                   21         7               51              121
    Dividends and Interest                              43        72               26                5
    Forward Currency Contracts Closed                   --        --               53               --
  Forward Currency Contracts Open, Net                  --        --                2               --
  Deferred Organization Expense                         --        16               16               16
                                                   -------    ------          -------          -------
     Total Assets                                   44,024     8,627           11,527           13,715

LIABILITIES
  Payables
    Investment Securities Purchased                     --        --                9               --
    Trust Shares Redeemed                               24        --               19              276
    Dividends                                           --       115               34               --
    Investment Advisory Fees                            28         6               11               10
    Notes Payable                                       --        --               --               --
    Organization Expense                                --        16               16               16
    Other                                               26         3               15                6
                                                   -------    ------          -------          -------
     Total Liabilities                                  78       140              104              308
                                                   -------    ------          -------          -------
Net Assets                                         $43,946    $8,487          $11,423          $13,407
                                                   =======    ======          =======          =======
  No-Load Class:
   Net Assets                                      $43,345    $8,262          $11,157          $13,169
   Trust Shares Outstanding                          3,081       772              988            1,115
                                                   -------    ------          -------          -------
    Net Asset Value, Offering Price, and
      Redemption Price Per Share                   $ 14.07    $10.70          $ 11.29          $ 11.81
                                                   =======    ======          =======          =======
  Class A:
   Net Assets                                      $   369    $  110          $   154          $   135
   Trust Shares Outstanding                             26        10               14               11
                                                   -------    ------          -------          -------
   Net Asset Value and
    Redemption Price Per Share                     $ 14.06    $10.69          $ 11.29          $ 11.81
                                                   =======    ======          =======          =======
   Maximum Offering Price Per Share
    (Net Asset Value Plus Sales Charge of 4.5%)    $ 14.72    $11.19          $ 11.82          $ 12.37
                                                   =======    ======          =======          =======
  Class B:
   Net Assets                                      $   232    $  115          $   112          $   103
   Trust Shares Outstanding                             17        11               10                9
                                                   -------    ------          -------          -------
   Net Asset Value and
     Offering Price Per Share*                     $ 14.03    $10.70          $ 11.28          $ 11.79
                                                   =======    ======          =======          =======

                        SEE NOTES TO FINANCIAL STATEMENTS

                            As of December 31, 1996

                                                    SAFECO       SAFECO
(In Thousands, Except                    INTERMEDIATE-TERM      MANAGED
Per-Share Amounts)                       U.S TREASURY FUND    BOND FUND
-----------------------------------------------------------------------
ASSETS
Investment at Cost                                 $15,390       $4,376
                                                   =======       ======
  Investments at Value
    Unaffiliated Issuers                            15,394        4,373
                                                   -------       ------
    Affiliated Issuers                                  --           --
                                                   -------       ------
     Total Investments at Value                     15,394        4,373

  Cash                                                  --           14
  Receivables
    Investment Securities Sold                          --           --
    Trust Shares Sold                                   16           --
    Dividends and Interest                             269           83
    Forward Currency Contracts Closed                   --           --
  Forward Currency Contracts Open, Net                  --           --
  Deferred Organization Expense                         --           13
                                                   -------       ------
     Total Assets                                   15,679        4,483

LIABILITIES
  Payables
    Investment Securities Purchased                     --           --
    Trust Shares Redeemed                               17           --
    Dividends                                           43            1
    Investment Advisory Fees                             8            2
    Notes Payable                                       --           --
    Organization Expense                                --           13
    Other                                                5           12
                                                   -------       ------
     Total Liabilities                                  73           28
                                                   -------       ------
Net Assets                                         $15,606       $4,455
                                                   =======       ======
  No-Load Class:
   Net Assets                                      $14,679       $4,215
   Trust Shares Outstanding                          1,452          505
                                                   -------       ------
    Net Asset Value, Offering Price, and
    Redemption Price Per Share                     $ 10.11       $ 8.35
                                                   =======       ======
  Class A:
   Net Assets                                      $   704       $  140
   Trust Shares Outstanding                             70           17
                                                   -------       ------
   Net Asset Value and
    Redemption Price Per Share                     $ 10.11       $ 8.35
                                                   =======       ======
   Maximum Offering Price Per Share
    (Net Asset Value Plus Sales Charge of 4.5%)    $ 10.59       $ 8.74
                                                   =======       ======
  Class B:
   Net Assets                                      $   223       $  100
   Trust Shares Outstanding                             22           12
                                                   -------       ------
   Net Asset Value and
     Offering Price Per Share*                     $ 10.12       $ 8.35
                                                   =======       ======

** Redemption price per share is the net asset value less any applicable contingent deferred sales charge.

**    Also represents offering price per share.

                       SEE NOTES TO FINANCIAL STATEMENTS

                            As of December 31, 1996


                                                     SAFECO                 SAFECO                 SAFECO          SAFECO
(in thousands, except                             MUNICIPAL    CALIFORNIA TAX-FREE       WASHINGTON STATE    MONEY MARKET
per-share amounts)                                BOND FUND            INCOME FUND    MUNICIPAL BOND FUND            FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment at Cost                                 $429,268                $65,281                 $6,750        $162,880
                                                   ========                =======                 ======        ========
  Investments at Value
    Unaffiliated Issuers                            479,642                 71,400                  7,038         162,880
    Affiliated Issuers                                   --                     --                     --              --
                                                   --------                -------                 ------        --------
     Total Investments at Value                     479,642                 71,400                  7,038         162,880

  Cash                                                   --                     --                     --               1
  Receivables
    Investment Securities Sold                           --                     --                     --              --
    Trust Shares Sold                                   168                      2                     --           2,030
    Dividends and Interest                            8,772                  1,284                    108              74
    Forward Currency Contracts Closed                    --                     --                     --              --
  Forward Currency Contracts Open, Net                   --                     --                     --              --
  Deferred Organization Expense                          --                     --                      2              --
                                                   --------                -------                 ------        --------
     Total Assets                                   488,582                 72,686                  7,148         164,985

LIABILITIES
  Payables
    Investment Securities Purchased                   5,152                     --                     --              --
    Trust Shares Redeemed                               975                    186                     --           2,533
    Dividends                                           822                    140                     26              27
    Investment Advisory Fees                            179                     35                      4              71
    Notes Payable                                        --                     --                     --             540
    Organization Expense                                 --                     --                      2              --
    Other                                                61                     18                     11              57
                                                   --------                -------                 ------        --------
     Total Liabilities                                7,189                    379                     43           3,228
                                                   --------                -------                 ------        --------
Net Assets                                         $481,393                $72,307                 $7,105        $161,757
                                                   ========                =======                 ======        ========
  No-Load Class:
   Net Assets                                      $480,970                $72,084                 $6,558        $161,356
   Trust Shares Outstanding                          34,402                  5,897                    623         161,356
                                                   --------                -------                 ------        --------
    Net Asset Value, Offering Price, and
    Redemption Price Per Share                     $  13.98                $ 12.22                 $10.53        $   1.00
                                                   ========                =======                 ======        ========
  Class A:
   Net Assets                                      $    311                $   122                 $  336        $    295
   Trust Shares Outstanding                              22                     10                     32             295
                                                   --------                -------                 ------        --------
   Net Asset Value and
    Redemption Price Per Share                     $  13.99                $ 12.23                 $10.53        $   1.00 **
                                                   ========                =======                 ======        ========
   Maximum Offering Price Per Share
    (Net Asset Value Plus Sales Charge of 4.5%)    $  14.65                $ 12.81                 $11.03
                                                   ========                =======                 ======
  Class B:
   Net Assets                                      $    112                $   101                 $  211        $    106
   Trust Shares Outstanding                               8                      8                     20             106
                                                   --------                -------                 ------        --------
   Net Asset Value and
     Offering Price Per Share*                     $  13.98                $ 12.22                 $10.55        $   1.00
                                                   ========                =======                 ======        ========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS
                     For the Period Ended December 31, 1996

                                                    SAFECO         SAFECO       SAFECO
                                                    GROWTH         EQUITY       INCOME
(In Thousands)                                        FUND *         FUND *       FUND *
--------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
      of $3 in the International Fund)             $   204        $ 3,921      $ 2,155
   Interest                                             20            674          501
                                                   -------        -------      -------
      Total Investment Income                          224          4,595        2,656
EXPENSES
   Investment Advisory Fees                            327          1,131          469
   Transfer Agent Fees                                  99            378          123
   Shareholder Service Fees (Note 1)                    --              1           --
   Distribution Fees - Class B (Note 1)                 --              1           --
   Legal and Auditing Fees                              15             25           17
   Custodian Fees                                        6              6            3
   Reports to Shareholders                               8             35           10
   Trustees' Fees                                        1              6            2
   Loan Interest                                         4             --           --
   Amortization of Organization Expenses                --             --           --
                                                   -------        -------      -------
      Total Expenses Before Reimbursement              460          1,583          624

   Expense Reimbursement                                --             --           --
      Total Expenses After Reimbursement               460          1,583          624
                                                   -------        -------      -------
NET INVESTMENT INCOME (LOSS)                          (236)         3,012        2,032

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
      Investments in Unaffiliated Issuers            2,653         28,862        7,031
      Investments in Affiliated Issuers                237             --           --
      Foreign Currency Transactions                     --             --           --
                                                   -------        -------      -------
      Total Net Realized Gain (Loss)                 2,890         28,862        7,031

   Net Change in Unrealized Appreciation
      (Depreciation) on:
        Investments                                 17,540         33,741       14,121
        Foreign Currency Related Transactions           --             --          --
                                                   -------        -------      -------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY        20,430         62,603       21,152
                                                   -------        -------      -------
Net Change in Net Assets
   Resulting from Operations                       $20,194        $65,615      $23,184
                                                   =======        =======      =======

  * For the three-month period ended December 31, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS

                     For the Period Ended December 31, 1996


                                                  SAFECO        SAFECO            SAFECO             SAFECO
                                               NORTHWEST      BALANCED      INTERNATIONAL     SMALL COMPANY
(in thousands)                                      FUND *        FUND *       STOCK FUND *      STOCK FUND *
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
      of $3 in the International Fund)           $    88          $ 30               $ 24             $  21
   Interest                                           12            61                  6                 8
                                                 -------          ----               ----             -----
      Total Investment Income                        100            91                 30                29
EXPENSES
   Investment Advisory Fees                           80            15                 28                27
   Transfer Agent Fees                                32             2                  5                 8
   Shareholder Service Fees (Note 1)                  --            --                 --                --
   Distribution Fees - Class B (Note 1)               --            --                 --                --
   Legal and Auditing Fees                            12             9                 11                 9
   Custodian Fees                                      3             3                 (3)                3
   Reports to Shareholders                             3             1                  1                 1
   Trustees' Fees                                      1            --                 --                --
   Loan Interest                                       3            --                 --                --
   Amortization of Organization Expenses              --             1                  1                 1
                                                 -------          ----               ----             -----
      Total Expenses Before Reimbursement            134            31                 43                49

   Expense Reimbursement                              --            (6)                (8)               (6)
                                                 -------          ----               ----             -----
      Total Expenses After Reimbursement             134            25                 35                43
                                                 -------          ----               ----             -----

NET INVESTMENT INCOME (LOSS)                         (34)           66                 (5)              (14)

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
      Investments in Unaffiliated Issuers         (2,374)           99                 19              (278)
      Investments in Affiliated Issuers               --            --                 --                --
      Foreign Currency Transactions                   --            --                 68                --
                                                 -------          ----               ----             -----
      Total Net Realized Gain (Loss)              (2,374)           99                 87              (278)

   Net Change in Unrealized Appreciation
      (Depreciation) on:
        Investments                                3,280           243                855               643
        Foreign Currency Related Transactions         --            --                 (2)               --
                                                 -------          ----               ----             -----
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY         906           342                940               365
                                                 -------          ----               ----             -----
Net Change in Net Assets
   Resulting from Operations                     $   872          $408               $935             $ 351
                                                 =======          ====               ====             =====

                       SEE NOTES TO FINANCIAL STATEMENTS

                     For the Period Ended December 31, 1996


                                                                SAFECO            SAFECO
                                                     INTERMEDIATE-TERM           MANAGED
(In Thousands)                                      U.S. TREASURY FUND *       BOND FUND **
----------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
      of $3 in the International Fund)                               --               --
   Interest                                                       $ 275            $ 263
                                                                  -----            -----

      Total Investment Income                                       275              263

EXPENSES
   Investment Advisory Fees                                          21               21
   Transfer Agent Fees                                                6               --
   Shareholder Service Fees (Note 1)                                 --               --
   Distribution Fees - Class B (Note 1)                              --               --
   Legal and Auditing Fees                                           12               13
   Custodian Fees                                                     1                5
   Reports to Shareholders                                            1                6
   Trustees' Fees                                                    --                4
   Loan Interest                                                     --               --
   Amortization of Organization Expenses                             --                6
                                                                  -----            -----
      Total Expenses Before Reimbursement                            41               55

   Expense Reimbursement                                             (8)              --
                                                                  -----            -----
      Total Expenses After Reimbursement                             33               55
                                                                  -----            -----

NET INVESTMENT INCOME (LOSS)                                        242              208

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
      Investment in Unaffiliated Issuers                           (125)               2
      Investments in Affiliated Issuers                              --               --
      Foreign Currency Transactions                                  --               --
                                                                  -----            -----
      Total Net Realized Gain (Loss)                               (125)               2

   Net Change in Unrealized Appreciation
      (Depreciation) on:
        Investments                                                 144             (210)
        Foreign Currency Related Transactions                        --               --
                                                                  -----            -----

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY                         19             (208)
                                                                  -----            -----
Net Change in Net Assets
   Resulting from Operations                                      $ 261            $   0
                                                                  =====            =====

  *  For the three-month period ended December 31, 1996.
 **  For the year ended December 31, 1996.
***  For the nine-month period ended December 31, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS
                     for the Period Ended December 31, 1996

                                                                                                     SAFECO
                                                    SAFECO                     SAFECO            WASHINGTON             SAFECO
                                                  MUNICIPAL       CALIFORNIA TAX-FREE       STATE MUNICIPAL       MONEY MARKET
(in thousands)                                    BOND FUND ***           INCOME FUND ***         BOND FUND ***           FUND ***
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
      of $3 in the International Fund)                   --                        --                    --                 --
   Interest                                         $21,820                    $3,132                  $294             $6,815
                                                    -------                    ------                  ----             ------

      Total Investment Income                        21,820                     3,132                   294              6,815

EXPENSES
   Investment Advisory Fees                           1,533                       290                    32                630
   Transfer Agent Fees                                  300                        48                     2                325
   Shareholder Service Fees (Note 1)                     --                        --                    --                 --
   Distribution Fees - Class B (Note 1)                  --                        --                    --                 --
   Legal and Auditing Fees                               24                        13                    12                 18
   Custodian Fees                                         9                         5                     5                 17
   Reports to Shareholders                               36                         6                     1                 25
   Trustees' Fees                                         9                         3                     3                  5
   Loan Interest                                          6                         1                    --                 --
   Amortization of Organization Expenses                 --                        --                     1                 --
                                                    -------                    ------                  ----             ------

      Total Expenses Before Reimbursement             1,917                       366                    56              1,020
   Expense Reimbursement                                 --                        --                    --                 --
                                                    -------                    ------                  ----             ------
      Total Expenses After Reimbursement              1,917                       366                    56              1,020
                                                    -------                    ------                  ----             ------
                                                     19,903                     2,766                    238             5,795

NET INVESTMENT INCOME (LOSS)

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
      Investment in Unaffiliated Issuers              2,341                       197                     4                 --
      Investments in Affiliated Issuers                  --                        --                    --                 --
      Foreign Currency Transactions                      --                        --                    --                 --
                                                    -------                    ------                  ----             ------
      Total Net Realized Gain (Loss)                  2,341                       197                     4                 --

   Net Change in Unrealized Appreciation
      (Depreciation) on:
        Investments                                   7,844                     2,196                   125                 --
        Foreign Currency Related Transactions            --                        --                    --                 --
                                                    -------                    ------                  ----             ------

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY         10,185                     2,393                   129                 --
                                                    -------                    ------                  ----             ------
Net Change in Net Assets
   Resulting from Operations                        $30,088                    $5,159                  $367             $5,795
                                                    =======                    ======                  ====             ======

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS
                    For the Period Ended September 30, 1996

                                             SAFECO          SAFECO         SAFECO         SAFECO
                                             GROWTH          EQUITY         INCOME      NORTHWEST
(In Thousands)                                 FUND *          FUND *         FUND *         FUND *
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $20 in the
     International Fund)                    $ 1,398        $ 14,463        $ 7,818        $   431
   Interest                                     191           1,829          2,574             64
                                            -------        --------        -------        -------
       Total Investment Income                1,589          16,292         10,392            495

EXPENSES
   Investment Advisory Fees                   1,260           3,752          1,597            305
   Transfer Agent Fees                          384           1,203            359            105
   Legal and Auditing Fees                       18              31             19             14
   Custodian Fees                                26              27             15             10
   Reports to Shareholders                       24              86             30              7
   Trustees' Fees                                 6              10              7              5
   Loan Interest                                123              --             --             --
   Amortization of
     Organization Expenses                       --              --             --              2
                                            -------        --------        -------        -------
       Total Expenses                         1,841           5,109          2,027            448
                                            -------        --------        -------        -------

NET INVESTMENT INCOME (LOSS)                   (252)         11,183          8,365             47
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in
       Unaffiliated Issuers                  29,417          77,448         22,848          5,695
     Investments in Affiliated
       Issuers                               (2,655)             --             --             --
     Foreign Currency
       Transactions                              --              --             --             --
                                            -------        --------        -------        -------
       Total Net Realized
         Gain (Loss)                         26,762          77,448         22,848          5,695
   Net Change in Unrealized
     Appreciation (Depreciation) on:
     Investments                             (1,973)         18,119          9,944         (1,961)
     Foreign Currency
       Related Transactions                      --              --             --             --
                                            -------        --------        -------        -------

NET GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY (NOTE 1)             24,789          95,567         32,792          3,734
                                            -------        --------        -------        -------

Net Change in Net Assets
   Resulting from Operations                $24,537        $106,750        $41,157        $ 3,781
                                            =======        ========        =======        =======

  * For the year ended September 30, 1996.
 ** For the period from January 31, 1996 (commencement of operations) to September 30, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    For the Period Ended September 30, 1996


                                          SAFECO            SAFECO              SAFECO                   SAFECO
                                        BALANCED     INTERNATIONAL       SMALL COMPANY        INTERMEDIATE-TERM
                                            FUND **     STOCK FUND **       STOCK FUND **    U.S. TREASURY FUND *
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $20 in the
     International Fund)                    $ 72              $143              $   36                       --
   Interest                                  134                15                  41                    $ 902
                                            ----              ----              ------                    -----
       Total Investment Income               206               158                  77                      902
EXPENSES
   Investment Advisory Fees                   32                53                  51                       78
   Transfer Agent Fees                         4                 9                  13                       39
   Legal and Auditing Fees                    10                12                  10                       13
   Custodian Fees                              9                34                  12                        5
   Reports to Shareholders                    --                --                  --                        4
   Trustees' Fees                              2                 2                   2                        5
   Loan Interest                              --                --                   1                       --
   Amortization of
     Organization Expenses                     3                 3                   3                       --
                                            ----              ----              ------                    -----
       Total Expenses                         60               113                  92                      144
                                            ----              ----              ------                    -----

NET INVESTMENT INCOME (LOSS)                 146                45                 (15)                     758
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in
       Unaffiliated Issuers                    5               (17)                723                      290
     Investments in Affiliated
       Issuers                                --                --                  --                       --
     Foreign Currency
       Transactions                           --                 6                  --                       --
                                            ----              ----              ------                    -----
       Total Net Realized
         Gain (Loss)                           5               (11)                723                      290
   Net Change in Unrealized
     Appreciation (Depreciation) on:
     Investments                             258               310                 880                     (496)
     Foreign Currency
       Related Transactions                   --                 4                  --                       --
                                            ----              ----              ------                    -----

NET GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY (NOTE 1)             263               303               1,603                     (206)
                                            ----              ----              ------                    -----
Net Change in Net Assets
   Resulting from Operations                $409              $348              $1,588                    $ 552
                                            ====              ====              ======                    =====

                       SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                SAFECO GROWTH FUND
                                           ---------------------------------------
                                            THREE-MONTH
                                           PERIOD ENDED
                                            DECEMBER 31    YEAR ENDED SEPTEMBER 30
(In Thousands)                                     1996         1996         1995
-------------------------------------------------------    -----------------------
OPERATIONS
   Net Investment Income (Loss)                  $   (236)    $   (252)     $   552
   Net Realized Gain (Loss)  from
     Investments and Foreign
     Currency Transactions                          2,890       26,762       46,016
   Net Change in Unrealized
     Appreciation (Depreciation)                   17,540       (1,973)     (10,634)
                                                 --------     --------      -------
   Net Change in Net Assets
     Resulting from Operations                     20,194       24,537       35,934

NET EQUALIZATION CREDITS (DEBITS)                      --           --            2

DIVIDENDS TO SHAREHOLDERS FROM
 Net Investment Income - No-Load Class                 --          (45)        (557)
                       - Class A                       --           --           --
                       - Class B                       --           --           --
 Net Realized Gain on Investments -No-Load Class   (2,644)     (26,481)     (46,001)
                                  -Class A             (3)          --           --
                                  -Class B             (2)          --           --
                                                 --------     --------      -------
     Total                                         (2,649)     (26,526)     (46,558)

NET TRUST SHARE TRANSACTIONS
   No-Load Class                                   (1,336)       5,080       30,997
   Class A                                             74          100          --
   Class B                                              6          100          --
                                                 --------     --------      -------
     Total                                         (1,256)       5,280       30,997
                                                 --------     --------      -------
TOTAL CHANGE IN NET ASSETS                         16,289        3,291       20,375

NET ASSETS AT BEGINNING OF PERIOD                 179,774      176,483      156,108
                                                 --------     --------      -------
NET ASSETS AT END OF PERIOD                      $196,063     $179,774     $176,483
                                                 ========     ========      =======

OTHER INFORMATION
   INCREASE (DECREASE) IN FUND
   SHARES AND AMOUNTS

SHARES:
   Sales                                            1,572       22,451       26,526
   Reinvestments                                      148        1,627        2,736
   Redemptions                                     (1,807)     (23,589)     (27,099)
                                                 --------     --------      -------
   NET CHANGE                                         (87)         489        2,163
                                                 ========     ========      =======
AMOUNTS:
   Sales                                         $ 25,444     $372,215     $490,890
   Reinvestments                                    2,522       25,225       43,424
   Redemptions                                    (29,222)    (392,160)    (503,317)
                                                 --------     --------     --------
   NET CHANGE                                    $ (1,256)    $  5,280      $30,997
                                                 ========     ========     ========

                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -82-

                                                                     SAFECO EQUITY FUND                       SAFECO INCOME FUND
                                                      ---------------------------------       ----------------------------------
                                                     THREE-MONTH                              THREE-MONTH
                                                     PERIOD ENDED                             PERIOD ENDED
                                                     DECEMBER 31  YEAR ENDED SEPTEMBER 30    DECEMBER 31
(In Thousands)                                           1996       1996          1995          1996        1996          1995
----------------------------------------------------------------- -----------------------   -------------- -------   -----------
OPERATIONS
   Net Investment Income (Loss)                      $  3,012     $11,183      $ 12,311       $  2,032     $ 8,365      $  8,954
   Net Realized Gain (Loss)  from
     Investments and Foreign
     Currency Transactions                             28,862      77,448        42,516          7,031      22,848         9,277
   Net Change in Unrealized
     Appreciation (Depreciation)                       33,741      18,119        52,564         14,121       9,944        20,170
                                                     --------     -------      --------       --------     -------      --------
   Net Change in Net Assets
     Resulting from Operations                         65,615     106,750       107,391         23,184      41,157        38,401

NET EQUALIZATION CREDITS (DEBITS)                         --          --             73            --          --            (39)

DIVIDENDS TO SHAREHOLDERS FROM
 Net Investment Income - No-Load Class                 (3,006)    (11,189)      (12,378)        (2,028)     (8,374)       (8,912)
                       - Class A                           (7)        --            --              (1)        --            --
                       - Class B                          --          --            --              (1)        --            --
 Net Realized Gain on Investments -No-Load Class      (28,684)    (77,500)      (42,473)        (7,033)    (22,837)       (9,283)
                                  -Class A                (98)        --            --              (5)        --            --
                                  -Class B                (12)        --            --              (3)        --            --
                                                     --------     -------      --------       --------     -------      --------
     Total                                            (31,807)    (88,689)      (54,851)        (9,071)    (31,211)      (18,195)

NET TRUST SHARE TRANSACTIONS
   No-Load Class                                       90,300     109,137       133,164         15,846      32,207         7,093
   Class A                                              2,742         100           --              85         100           --
   Class B                                                250         100           --               6         100           --
                                                     --------     -------      --------       --------     -------      --------
     Total                                             93,292     109,337       133,164         15,937      32,407         7,093
                                                     --------     -------      --------       --------     -------      --------
TOTAL CHANGE IN NET ASSETS                            127,100     127,398       185,777         30,050      42,353        27,260

NET ASSETS AT BEGINNING OF PERIOD                     725,980     598,582       412,805        260,223     217,870       190,610
                                                     --------     -------      --------       --------     -------      --------
NET ASSETS AT END OF PERIOD                          $853,080    $725,980      $598,582       $290,273    $260,223      $217,870
                                                     ========    ========      ========       ========    ========      ========

OTHER INFORMATION
   INCREASE (DECREASE) IN FUND
   SHARES AND AMOUNTS

SHARES:
   Sales                                                6,132      17,984        29,460            869       2,864         1,662
   Reinvestments                                        1,800       5,249         3,370            385       1,374           833
   Redemptions                                         (2,347)    (16,536)      (23,460)          (503)     (2,649)       (2,145)
                                                     --------     -------      --------       --------     -------      --------
   NET CHANGE                                           5,585       6,697         9,370            751       1,589           350
                                                     ========     =======      ========       ========     =======      ========
AMOUNTS:
   Sales                                             $102,959    $289,961      $419,705       $ 18,394     $58,320      $ 30,024
   Reinvestments                                       29,886      82,876        50,729          8,140      27,638        15,463
   Redemptions                                        (39,553)   (263,500)     (337,270)       (10,597)    (53,551)      (38,394)
                                                     --------     -------      --------       --------     -------      --------
   NET CHANGE                                        $ 93,292    $109,337      $133,164       $ 15,937     $32,407      $  7,093
                                                     ========    ========      ========       ========     =======      ========



                        SEE NOTES TO FINANCIAL STATEMENTS
                                      -83-

                                                                       SAFECO NORTHWEST FUND
                                                    -----------------------------------------
                                                    THREE-MONTH
                                                   PERIOD ENDED
                                                    DECEMBER 31        YEAR ENDED SEPTEMBER 30
(In Thousands)                                             1996          1996         1995
---------------------------------------------------------------       -----------------------
OPERATIONS
   Net Investment Income (Loss)                        $    (34)      $     47       $    112
   Net Realized Gain (Loss)  from
     Investments and Foreign
     Currency Transactions                               (2,374)         5,695          1,432
   Net Change in Unrealized
     Appreciation (Depreciation)                          3,280         (1,961)         4,956
                                                       --------       --------       --------
   Net Change in Net Assets
     Resulting from Operations                              872          3,781          6,500
NET EQUALIZATION CREDITS (DEBITS)                            --             --             (1)
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income-No-Load Class                       --            (48)          (110)
                        -Class A                             --             --             --
                        -Class B                             --             --             --
   Net Realized Gain on Investments-No-Load Class            --         (5,695)        (1,432)
                                   -Class A                  --             --             --
                                   -Class B                  --             --             --
                                                       --------       --------       --------
     Total                                                   --         (5,743)        (1,542)

NET TRUST SHARE TRANSACTIONS
   No-Load Class                                           (632)         4,950         (1,200)
   Class A                                                  254            100             --
   Class B                                                  124            100             --
                                                       --------       --------       --------
     Total                                                 (254)         5,150         (1,200)
                                                       --------       --------       --------
TOTAL CHANGE IN NET ASSETS                                  618          3,188          3,757
NET ASSETS AT BEGINNING OF PERIOD                        43,328         40,140         36,383
                                                       --------       --------       --------
NET ASSETS AT END OF PERIOD                            $ 43,946       $ 43,328       $ 40,140
                                                       ========       ========       ========

OTHER INFORMATION
   INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                                    196          1,209            832
   Reinvestments                                             --            323             84
   Redemptions                                             (215)        (1,175)        (1,019)
                                                       --------       --------       --------
   NET CHANGE                                               (19)           357           (103)
                                                       ========       ========       ========
AMOUNTS:
   Sales                                               $  2,692       $ 17,755       $ 11,348
   Reinvestments                                             --          4,438          1,202
   Redemptions                                           (2,946)       (17,043)       (13,750)
                                                       --------       --------       --------
   NET CHANGE                                          $   (254)      $  5,150       $ (1,200)
                                                       ========       ========       ========

                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -84-

                                                                                 SAFECO INTERNATIONAL       SAFECO SMALL COMPANY
                                                    SAFECO BALANCED FUND                 STOCK FUND                STOCK FUND
                                                  -------------------------    -----------------------     ------------------------
                                                                 JANUARY 31,
                                                                   1996         THREE-     JANUARY 31,     THREE-      JANUARY 31,
                                                               (COMMENCEMENT    MONTH          1996         MONTH         1996
                                                                    OF          PERIOD    (COMMENCEMENT     PERIOD  (COMMENCEMENT OF
                                                  THREE-MONTH   OPERATIONS)      ENDED         OF           ENDED      OPERATIONS)TO
                                                  PERIOD ENDED      TO         DECEMBER   OPERATIONS) TO   DECEMBER      SEPTEMBER
                                                   DECEMBER 31  SEPTEMBER 30,     31      SEPTEMBER 30,       31,           30,
(In Thousands)                                        1996         1996          1996          1996          1996          1996
------------------------------------------------------------      -------      --------      --------      --------      --------
OPERATIONS
   Net Investment Income (Loss)                      $    66      $   146      $     (5)     $     45      $    (14)     $    (15)
   Net Realized Gain (Loss)  from
     Investments and Foreign
     Currency Transactions                                99            5            87           (11)         (278)          723
   Net Change in Unrealized
     Appreciation (Depreciation)                         243          258           853           314           643           880
                                                     -------      -------      --------      --------      --------      --------
   Net Change in Net Assets
     Resulting from Operations                           408          409           935           348           351         1,588
NET EQUALIZATION CREDITS (DEBITS)                         --           --            --            --            --            --
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income-No-Load Class                   (64)        (146)          (62)          (51)           --            --
                        -Class A                          (1)          --            (1)           --            --            --
                        -Class B                          (1)          --            --            --            --            --
   Net Realized Gain on Investments-No-Load Class        (97)          (5)           --            --            --          (708)
                                   -Class A               (1)          --            --            --            --            --
                                   -Class B               (1)          --            --            --            --            --
                                                     -------      -------      --------      --------      --------      --------
     Total                                              (165)        (151)          (63)          (51)           --          (708)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                         393        7,374         1,981         8,026           272        11,672
   Class A                                                 7          100            43           100            31           100
   Class B                                                12          100             4           100             1           100
                                                     -------      -------      --------      --------      --------      --------
     Total                                               412        7,574         2,028         8,226           304        11,872
                                                     -------      -------      --------      --------      --------      --------
TOTAL CHANGE IN NET ASSETS                               655        7,832         2,900         8,523           655        12,752
NET ASSETS AT BEGINNING OF PERIOD                      7,832           --         8,523            --        12,752            --
                                                     -------      -------      --------      --------      --------      --------
NET ASSETS AT END OF PERIOD                          $ 8,487      $ 7,832      $ 11,423      $  8,523      $ 13,407      $ 12,752
                                                     =======      =======      ========      ========      ========      ========
OTHER INFORMATION
   INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                                  43          785           219         1,042           254         1,625
   Reinvestments                                           5            3             3             2            (1)           32
   Redemptions                                            (9)         (34)          (30)         (224)         (226)         (549)
                                                     -------      -------      --------      --------      --------      --------
   NET CHANGE                                             39          754           192           820            27         1,108
                                                     =======      =======      ========      ========      ========      ========
AMOUNTS:
   Sales                                             $   459      $ 7,893      $  2,323      $ 10,466      $  2,918      $ 17,916
   Reinvestments                                          50           31            29            18            (7)          373
   Redemptions                                           (97)        (350)         (324)       (2,258)       (2,607)       (6,417)
                                                     -------      -------      --------      --------      --------      --------
   NET CHANGE                                        $   412      $ 7,574      $  2,028      $  8,226      $    304      $ 11,872
                                                     =======      =======      ========      ========      ========      ========


                        SEE NOTES TO FINANCIAL STATEMENTS
                                      -85-

                                                                          SAFECO INTERMEDIATE-
                                                                       TERM U.S. TREASURY FUND
                                                        ---------------------------------------
                                                      THREE-MONTH
                                                     PERIOD ENDED
                                                      DECEMBER 31        YEAR ENDED SEPT. 30
(IN THOUSANDS)                                               1996         1996         1995
-----------------------------------------------------------------       -----------------------
OPERATIONS
   Net Investment Income (Loss)                          $    242       $    758       $    720
   Net Realized Gain (Loss) from
     Investments and Foreign
     Currency Transactions                                   (125)           290              7
   Net Change in Unrealized
     Appreciation (Depreciation)                              144           (496)           638
                                                         --------       --------       --------
   Net Change in Net Assets
     Resulting from Operations                                261            552          1,365
NET EQUALIZATION CREDITS (DEBITS)                              --             --             --
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class                     (232)          (758)          (720)
                           Class A                             (8)            --             --
                           Class B                             (2)            --             --
   Net Realized Gain on Investments - No Load Class            --             --             --
                           Class A                             --             --             --
                           Class B                             --             --             --
                                                         --------       --------       --------
     Total                                                   (242)          (758)          (720)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                              189            900           (238)
   Class A                                                    607            100             --
   Class B                                                    123            100             --
                                                         --------       --------       --------
     Total                                                    919          1,100           (238)
                                                         --------       --------       --------
TOTAL CHANGE IN NET ASSETS                                    938            894            407
NET ASSETS AT BEGINNING OF PERIOD                          14,668         13,774         13,367
                                                         --------       --------       --------
NET ASSETS AT END OF PERIOD                              $ 15,606       $ 14,668       $ 13,774
                                                         ========       ========       ========
OTHER INFORMATION
   INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                                      149          1,516            431
   Reinvestments                                               12             35             37
   Redemptions                                                (70)        (1,444)          (495)
                                                         --------       --------       --------
   NET CHANGE                                                  91            107            (27)
                                                         ========       ========       ========
AMOUNTS:
   Sales                                                 $  1,515       $ 18,860       $  4,265
   Reinvestments                                              117            358            374
   Redemptions                                               (713)       (18,118)        (4,877)
                                                         --------       --------       --------
   NET CHANGE                                            $    919       $  1,100       $   (238)
                                                         ========       ========       ========



                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -86-

                                                                                                                SAFECO CALIFORNIA
                                                      SAFECO MANAGED BOND FUND  SAFECO MUNICIPAL BOND FUND     TAX-FREE INCOME FUND
                                                     --------------------------  ------------------------   ------------------------
                                                                                 NINE-MONTH                 NINE-MONTH
                                                     YEAR ENDED     YEAR ENDED  PERIOD ENDED   YEAR ENDED  PERIOD ENDED   YEAR ENDED
                                                     DECEMBER 31    DECEMBER 31  DECEMBER 31    MARCH 31    DECEMBER 31    MARCH 31
(IN THOUSANDS)                                         1996           1995        1996           1996        1996           1996
-----------------------------------------------      -----------  ------------- ------------  -----------  ------------   ----------
OPERATIONS
   Net Investment Income (Loss)                      $   208      $   238      $  19,903      $  26,736      $  2,766      $  3,520
   Net Realized Gain (Loss) from
     Investments and Foreign
     Currency Transactions                                 2          167          2,341          2,608           197           704
   Net Change in Unrealized
     Appreciation (Depreciation)                        (210)         331          7,844         11,135         2,196         1,516
                                                     -------      -------      ---------      ---------       -------      --------
   Net Change in Net Assets
     Resulting from Operations                            --          736         30,088         40,479         5,159         5,740
NET EQUALIZATION CREDITS (DEBITS)                         --           --             --             --            --            --
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class                (206)        (238)       (19,899)       (26,736)       (2,764)       (3,520)
                           Class A                        (1)          --             (3)            --            (1)           --
                           Class B                        (1)          --             (1)            --            (1)           --
   Net Realized Gain on Investments - No Load Class       (2)        (156)            --             --          (200)         (449)
                                      Class A             --           --             --             --            --            --
                                      Class B             --           --             --             --            --            --
                                                     -------      -------      ---------      ---------       -------      --------
     Total                                              (210)        (394)       (19,903)       (26,736)       (2,966)       (3,969)

NET TRUST SHARE TRANSACTIONS
   No-Load Class                                         (72)        (472)        (9,855)        (5,669)         (652)        4,717
   Class A                                               140           --            309             --           120            --
   Class B                                               100           --            111             --           100            --
                                                     -------      -------      ---------      ---------      --------      --------
     Total                                               168         (472)        (9,435)        (5,669)         (432)        4,717
                                                     -------      -------      ---------      ---------      --------      --------
TOTAL CHANGE IN NET ASSETS                               (42)        (130)           750          8,074         1,761         6,488
NET ASSETS AT BEGINNING OF PERIOD                      4,497        4,627        480,643        472,569        70,546        64,058
                                                     -------      -------      ---------      ---------      --------      --------
NET ASSETS AT END OF PERIOD                          $ 4,455      $ 4,497      $ 481,393      $ 480,643      $ 72,307      $ 70,546
                                                     =======      =======      =========      =========      ========      ========
OTHER INFORMATION
   INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                                  30           --          4,689         27,285         1,648         2,471
   Reinvestments                                          24           44            908          1,214           168           223
   Redemptions                                           (33)         (99)        (6,271)       (28,766)       (1,849)       (2,299)
                                                     -------      -------      ---------      ---------      --------      --------
   NET CHANGE                                             21          (55)          (674)          (267)          (33)          395
                                                     =======      =======      =========      =========      ========      ========
AMOUNTS:
   Sales                                             $   246      $    --      $  63,875      $ 377,063      $ 19,516      $ 29,742
   Reinvestments                                         201          383         12,498         16,744         2,025         2,678
   Redemptions                                          (279)        (855)       (85,808)      (399,476)      (21,973)      (27,703)
                                                     -------      -------      ---------      ---------      --------      --------
   NET CHANGE                                        $   168      $  (472)     $  (9,435)     $  (5,669)     $   (432)     $  4,717
                                                     =======      =======      =========      =========      ========      ========




                       SEE NOTES TO FINANCIAL STATEMENTS

                                             SAFECO WASHINGTON
                                           STATE MUNICIPAL BOND FUND              SAFECO MONEY MARKET FUND
                                          ----------------------------     ----------------------------------
                                           NINE-MONTH                        NINE-MONTH
                                          PERIOD ENDED     YEAR ENDED      PERIOD ENDED         YEAR ENDED
                                          DECEMBER 31       MARCH 31        DECEMBER 31,          MARCH 31,
                                              1996            1996               1996               1996
------------------------------------------------------     -----------      ------------        -------------
OPERATIONS
   Net Investment Income (Loss)             $   238          $   293          $   5,795          $     8,735
   Net Realized Gain (Loss) from
     Investments and Foreign
     Currency Transactions                        4               28                 --                   --
   Net Change in Unrealized
     Appreciation (Depreciation)                125              124                 --                   --
                                            -------          -------          ---------          -----------
   Net Change in Net Assets
     Resulting from Operations                  367              445              5,795                8,735
NET EQUALIZATION CREDITS (DEBITS)                --               --                 --                   --
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income
                 - No-Load Class               (234)            (293)            (5,792)              (8,735)
                 - Class A                       (3)              --                 (2)                  --
                 - Class B                       (1)              --                 (1)                  --
   Net Realized Gain on Investments
                 - No-Load Class                 (4)             (20)                --                   --
                 - Class A                       --               --                 --                   --
                 - Class B                       --               --                 --                   --
                                            -------          -------          ---------          -----------
     Total                                     (242)            (313)            (5,795)              (8,735)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                (52)             404             (3,766)              (6,836)
   Class A                                      334               --                295                   --
   Class B                                      209               --                106                   --
                                            -------          -------          ---------          -----------
     Total                                      491              404             (3,365)              (6,836)
                                            -------          -------          ---------          -----------
TOTAL CHANGE IN NET ASSETS                      616              536             (3,365)              (6,836)
NET ASSETS AT BEGINNING OF PERIOD             6,489            5,953            165,122              171,958
                                            -------          -------          ---------          -----------
NET ASSETS AT END OF PERIOD                 $ 7,105          $ 6,489          $ 161,757          $   165,122
                                            =======          =======          =========          ===========
OTHER INFORMATION
   INCREASE (DECREASE) IN FUND
   SHARES AND AMOUNTS
SHARES:
   Sales                                         78               50            293,668            1,017,443
   Reinvestments                                  4                3              5,293                7,446
   Redemptions                                  (35)             (15)          (302,326)          (1,031,725)
                                            -------          -------          ---------          -----------
   NET CHANGE                                    47               38             (3,365)              (6,836)
                                            =======          =======          =========          ===========
AMOUNTS:
   Sales                                    $   813          $   528          $ 293,668          $ 1,017,443
   Reinvestments                                 38               31              5,293                7,446
   Redemptions                                 (360)            (155)          (302,326)          (1,031,725)
                                            -------          -------          ---------          -----------
   NET CHANGE                               $   491          $   404          $  (3,365)         $    (6,836)
                                            =======          =======          =========          ===========



                       SEE NOTES TO FINANCIAL STATEMENTS
                                      -88-

                         NOTES TO FINANCIAL STATEMENTS


1.   GENERAL

         These financial statements report on 13 of the SAFECO Mutual Funds. Each Fund is a series of one of the following trusts (each a "Trust") listed below. Each Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company:

SAFECO COMMON STOCK TRUST
         SAFECO Growth Fund
         SAFECO Equity Fund
         SAFECO Income Fund
         SAFECO Northwest Fund
         SAFECO Balanced Fund
         SAFECO International Stock Fund
         SAFECO Small Company Stock Fund

SAFECO TAXABLE BOND TRUST
         SAFECO Intermediate-Term U.S. Treasury Fund

SAFECO MANAGED BOND TRUST
         SAFECO Managed Bond Fund

SAFECO TAX-EXEMPT BOND TRUST
         SAFECO Municipal Bond Fund
         SAFECO California Tax-Free Income Fund
         SAFECO Washington State Municipal Bond Fund

SAFECO MONEY MARKET TRUST
         SAFECO Money Market Fund

         The Tax-Exempt Bond Trust and the Money Market Trust recently changed their fiscal year end from March 31, to December 31. The Common Stock Trust and Taxable Bond Trust recently changed their fiscal year end from September 30, to December 31.
                                                        (Continued on next page)
                                      -89-

         Effective September 30, each of the Funds began issuing two additional classes of shares -- Class A and Class B shares (collectively, "Advisor Classes"). These classes of shares are sold by financial advisors to shareholders and have associated service and distribution charges. Each class of shares represents an interest in the net assets of the fund.

         In connection with issuing the Advisor Classes, the Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class (with the exception of the Money Market Fund Advisor Classes) pays the distributor, SAFECO Securities Inc., for servicing its shares at the annual rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.

         Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.


2.   SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.

         SECURITY VALUATION. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary investments are valued at amortized cost which approximates market.

         SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

         SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis for the Taxable Bond Trust, Managed Bond Trust and Tax-Exempt Bond Trust may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.

         INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any) for the Common Stock Trust is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Bond premiums and original issue discounts are amortized to either call or maturity dates for the Taxable Bond Trust, Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust. Market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition for the Tax-Exempt Bond Trust. Interest is accrued on bonds and temporary investments and bonds daily.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. For the Growth, Northwest, International and Small Company Funds, net investment income is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For the Equity, Income and Balanced Funds, net investment income (if any) is distributed as of the last business day of March, June, September and December. Net investment income for the Taxable Bond Trust, Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust is declared as a dividend to shareholders as of the close of each business day and payment is made as of the last business day of each month. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December.

                                                       (Continued on next page.)

         EQUALIZATION. Prior to September 30, 1995, the Funds followed the accounting practice known as equalization by which a portion of the proceeds from sales and cost of redemption's of Trust shares equivalent, on a per-share basis, to the amount of distributable net investment income on the date of the transaction was credited or charged to undistributed income. As a result, undistributed net investment income per share was unaffected by sales or redemptions of a Fund's shares.

         FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust intends to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing realized net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes. In addition, income which is derived from amortization on bonds purchased below their issued price after April 30, 1993, is treated as ordinary income for Federal income tax purposes.

         FOREIGN CURRENCY TRANSLATION. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

         FOREIGN EXCHANGE CONTRACTS. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

3.   INVESTMENT TRANSACTIONS

                                           SAFECO         SAFECO         SAFECO           SAFECO
                                           GROWTH         EQUITY         INCOME        NORTHWEST
(In Thousands)                               FUND*          FUND*          FUND*            FUND*
------------------------------------------------------------------------------------------------
PURCHASES FOR THE PERIOD ENDED
   DECEMBER 31, 1996
   (excluding short-term securities)        $38,232       $166,782        $26,515         $7,191
                                           ========       ========       ========       ========

SALES FOR THE PERIOD ENDED
   DECEMBER 31, 1996
   (excluding short-term securities)        $44,824       $113,153        $25,614        $11,211
                                           ========       ========       ========       ========


                                                                                         SAFECO
                                            SAFECO          SAFECO SAFECO SMALL   INTERMEDIATE-
                                          BALANCED   INTERNATIONAL      COMPANY        TERM U.S.
(In Thousands)                                FUND*     STOCK FUND*  STOCK FUND*  TREASURY FUND*
------------------------------------------------------------------------------------------------
PURCHASES FOR THE PERIOD ENDED
   DECEMBER 31, 1996
   (excluding short-term securities)        $2,644+       $2,213        $3,021       $10,335
                                           =======       =======       =======       =======
SALES FOR THE PERIOD ENDED
   DECEMBER 31, 1996
   (excluding short-term securities)          $643          $441        $2,229        $3,938
                                           =======       =======       =======       =======



                                                                               SAFECO              SAFECO
                                            SAFECO           SAFECO        CALIFORNIA          WASHINGTON
                                           MANAGED        MUNICIPAL          TAX-FREE      STATE MUNICIPAL
(In Thousands)                           BOND FUND**      BOND FUND***    INCOME FUND***         BOND FUND***
----------------------------------------------------------------------------------------------------------
PURCHASES FOR THE PERIOD ENDED
   DECEMBER 31, 1996
   (excluding short-term securities)        $4,527+        $23,639            $7,521            $1,417
                                           =======         =======           =======           =======

SALES FOR THE PERIOD ENDED
   DECEMBER 31, 1996
   (excluding short-term securities)        $4,508++       $38,046            $5,409              $775
                                            ======         =======            ======              ====
----------------------------------------------------------------------------------------------------------



  *      For the three-month period ended December 31, 1996.

 **      For the year ended December 31, 1996.

***      For the nine-month period ended December 31, 1996.

  + Purchases include $1,908, $10,335 and $4,427 of U.S. Government obligations for Balanced Fund, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.

 ++ Sales include $3,938 and $3,941 of U.S. Government obligations for Intermediate-Term U.S. Treasury and Managed Bond Funds, respectively.

4.   COMPONENTS OF NET ASSETS

 At December 31, 1996, the components of net assets were as follows:

                                                 SAFECO          SAFECO            SAFECO           SAFECO
                                                 GROWTH          EQUITY            INCOME        NORTHWEST
(In Thousands)                                     FUND            FUND              FUND             FUND
----------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
   on Investments and Forward Contracts
   in Which There Is an Excess of Value
   Over Identified Cost                         $50,407         $165,556          $67,427          $14,710

Aggregate Gross Unrealized Depreciation
   on Investments and Forward Contracts
   in Which There Is an Excess of
   Identified Cost Over Value                   (11,247)         (12,979)          (3,265)          (2,601)
                                              ---------        ---------        ---------        ---------

Net Unrealized
   Appreciation (Depreciation)                   39,160          152,577           64,162           12,109

Accumulated Net Realized (Loss)
   on Investment Transactions*                     --               --               --             (2,374)

Paid in Capital (Par Value $.001,
   Unlimited Shares Authorized)                 156,903          700,503          226,111           34,211
                                              ---------        ---------        ---------        ---------

NET ASSETS AT DECEMBER 31, 1996                $196,063         $853,080         $290,273          $43,946
                                              =========        =========        =========        =========

                                                                                               SAFECO
                                                SAFECO          SAFECO          SAFECO  INTERMEDIATE-
                                              BALANCED   INTERNATIONAL   SMALL COMPANY       TERM U.S.
(In Thousands)                                    FUND      STOCK FUND      STOCK FUND   TREASURY FUND
------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
   on Investments and Forward Contracts
   in Which There Is an Excess of Value
   Over Identified Cost                           $590          $1,430          $2,165             $83

Aggregate Gross Unrealized Depreciation
   on Investments and Forward Contracts
   in Which There Is an Excess of
   Identified Cost Over Value                      (89)           (263)           (642)            (79)
                                              --------        --------        --------        --------

Net Unrealized
   Appreciation (Depreciation)                     501           1,167           1,523               4

Accumulated Net Realized (Loss)
   on Investment Transactions*                    --              --              (278)           (196)

Paid in Capital (Par Value $.001,
   Unlimited Shares Authorized)                  7,986          10,256          12,162          15,798
                                              --------        --------        --------        --------

NET ASSETS AT DECEMBER 31, 1996                 $8,487         $11,423         $13,407         $15,606
                                              ========        ========        ========        ========
------------------------------------------------------------------------------------------------------


* See table on next page

                                                                             SAFECO           SAFECO
                                           SAFECO            SAFECO      CALIFORNIA       WASHINGTON
                                          MANAGED         MUNICIPAL        TAX-FREE  STATE MUNICIPAL
(In Thousands)                          BOND FUND         BOND FUND     INCOME FUND       BOND FUND
----------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized
   Appreciation on Investments
   and Forward Contracts in
   Which There Is an Excess of
   Value Over Identified Cost           $      20        $  50,426        $   6,228        $     301

Aggregate Gross Unrealized
   Depreciation on Investments
   and Forward Contracts in
   Which There Is an Excess of
   Identified Cost Over Value                 (23)             (52)            (109)             (13)
                                        ---------        ---------        ---------        ---------

Net Unrealized
   Appreciation (Depreciation)                 (3)          50,374            6,119              288

Accumulated Net Realized (Loss)
   on Investment Transactions*               --             (1,285)            --               --

Paid in Capital (Par Value $.001,
   Unlimited Shares Authorized)             4,458          432,304           66,188            6,817
                                        ---------        ---------        ---------        ---------

NET ASSETS AT DECEMBER 31, 1996         $   4,455        $ 481,393        $  72,307        $   7,105
                                        =========        =========        =========        =========
----------------------------------------------------------------------------------------------------

* The above accumulated net realized losses on investment transactions represent capital loss carryforwards for Federal income tax purposes, which expire as follows:


                                           Amounts   Expiration Dates
                                           -------   ----------------

Northwest Fund                             $(2,374)       2005
Small Company Stock Fund                      (278)       2005
Intermediate-Term U.S. Treasury Fund          (196)       2001
Municipal Bond Fund                         (1,285)       2003

 5.  INVESTMENT ADVISORY FEES AND OTHER

     TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees. SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

EQUITY, INCOME AND GROWTH FUNDS:
 First $100 million                    .75%
 Next $150 million                     .65
 Next $250 million                     .55
 Over $500 million                     .45

BALANCED FUND:
 First $250 million                    .75%
 Next $250 million                     .65
 Over $500 million                     .55

SMALL COMPANY STOCK FUND:
 First $250 million                    .85%
 Next $250 million                     .75
 Over $500 million                     .65

MANAGED BOND FUND:
 First $100 million                    .50%
 Next $150 million                     .40
 Over $250 million                     .35

MONEY MARKET FUND:
 First $250 million                    .50%
 Next $250 million                     .40
 Over $250 million                     .30
 Over $750 million                     .25

NORTHWEST FUND:
 First $250 million                    .75%
 Next $250 million                     .65
 Next $250 million                     .55
 Over $750 million                     .45

INTERNATIONAL STOCK FUND:
 First $250 million                   1.10%
 Next $250 million                    1.00
 Over $500 million                     .90

INTERMEDIATE-TERM U.S.
TREASURY FUND:
 First $250 million                    .55%
 Next $250 million                     .45
 Next $250 million                     .35
 Over $750 million                     .25

MUNICIPAL AND CALIFORNIA FUNDS:
 First $100 million                    .55%
 Next $150 million                     .45
 Next $250 million                     .35
 Over $500 million                     .25

WASHINGTON STATE
MUNICIPAL BOND FUND:
 First $250 million                    .65%
 Next $250 million                     .55
 Next $250 million                     .45
 Over $750 million                     .35

SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company for providing investment research and advice to the International Fund.

         TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.

         NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000. At December 31, 1996, the Equity and Money Market Funds each had a 5.98% note payable of $170,000 and $540,000, respectively, to SAFECO Life Insurance Company of America. These notes were repaid January 2, 1997.

         AFFILIATE OWNERSHIP. At December 31, 1996, SAFECO Insurance Company of America, owned 500,000 shares (16% of outstanding shares) of the Northwest Fund, 500,000 shares (34%) of the Intermediate-Term U.S. Treasury Fund and 502,372 shares (81%) of the Washington Municipal Bond Fund. SAFECO Asset Management Company owned 500,000 shares (51%) of the International Fund and 500,000 shares (65%) of the Balanced Fund. SAFECO Corporation owned 500,000 shares (45%) of the Small Company Fund.

         DEFERRED ORGANIZATION EXPENSE. Costs related to the organization of the Balanced, International, Small Company, Managed Bond and Washington Municipal Bond Funds have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by the affiliates and are being reimbursed by the Fund over the same time period.

         EXPENSE REIMBURSEMENT. During the period ended December 31, 1996, SAFECO Asset Management Company voluntarily reimbursed certain expenses of the Balanced, International, Small Company, and Intermediate-Term U.S. Treasury Funds.

6.   INVESTMENTS IN AFFILIATES

         Each of the companies listed below is an affiliate of the Growth Fund because the Fund owned at least 5% of the company's voting securities during the three-month ended December 31, 1996.

                                           (In Thousands)

                                 SHARES AT                                  SHARES AT            MARKET VALUE
                                 BEGINNING                                        END             DECEMBER 31
SECURITY                         OF PERIOD     ADDITIONS    REDUCTIONS      OF PERIOD   DIVIDENDS        1996
--------------------------------------------------------------------------------------------------------------

American Building Co.                  355            74            --            429       --       $10,238
American Coin
 Merchandising, Inc.                   500            --            --            500       --         2,500
Damark International, Inc.             206           453            --            659       --         6,263
* First Enterprise Financial
 Group, Inc.                           282            --           (72)           210       --            --
Harold's Stores, Inc.                  371             8            --            379       --         5,454
Lifeline Systems, Inc.                 504            --            --            504       --         8,812
* MICROS Systems, Inc.                 415            --           (21)           394       --            --
Open Plan Systems, Inc.                236             8            --            244       --         2,139
Penederm, Inc.                         694            30            --            724       --         8,955
Rent -Way, Inc.                        213           149            --            362       --         3,486
                                                                                                     -------
                                                                                                     $47,847
                                                                                                     =======
--------------------------------------------------------------------------------------------------------------

* Company was not an affiliate at the end of the period.

7.   COMMITMENTS

         At December 31, 1996, the International Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies (in thousands):


                                                     U.S. DOLLAR      UNREALIZED
     CURRENCY        IN EXCHANGE    SETTLEMENT       VALUE AS OF     APPRECIATION
  TO BE DELIVERED        FOR           DATE       DECEMBER 31,1996  (DEPRECIATION)
-----------------------------------------------------------------------------------

 408 Dutch Guilder      $239         1/16/97           $235              $4
 465 Dutch Guilder      $267          3/5/97            269              (3)
 510 Dutch Guilder      $296         3/17/97            296               1
                                                                        -----
                                                                         $2
                                                                        =====
-----------------------------------------------------------------------------------


8.   NET INVESTMENT LOSS

         The Growth Fund had a net investment loss of $236,000. This amount was netted against realized short-term capital gains to reduce the short-term capital gain distributions paid on December 31, 1996. The Northwest Fund and Small Company Stock Fund had net investment losses of $34,000 and $14,000, respectively. These amounts were recorded as a reduction of paid-in capital.

9.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO GROWTH FUND

                                                                             NO-LOAD CLASS
                                          --------------------------------------------------------------------------------------
                                          THREE-MONTH
                                          PERIOD ENDED
                                          DECEMBER 31                                            FOR THE YEAR ENDED SEPTEMBER 30
                                                 1996             1996           1995       1994            1993            1992
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at
      Beginning of Period                    $  15.45         $  15.83       $  17.37   $  19.20        $  13.98        $  17.95

   INCOME FROM
      INVESTMENT OPERATIONS
      Net Investment Income (Loss)              (0.02)           (0.02)          0.07      (0.02)          (0.02)          (0.01)
      Net Realized and Unrealized
        Gain (Loss) on Investments               1.77             2.24           4.07       0.78            5.39           (3.15)

        Total from
          Investment Operations                  1.75             2.22           4.14       0.76            5.37           (3.16)
                                            ---------         --------       --------   --------        --------        --------

   LESS DISTRIBUTIONS
      Dividends from
        Net Investment Income                      --               --          (0.07)        --              --              --
      Distributions from
        Realized Gains                          (0.23)           (2.60)         (5.61)     (2.59)          (0.15)          (0.81)
                                            ---------         --------       --------   --------        --------        --------

        Total Distributions                     (0.23)           (2.60)         (5.68)     (2.59)          (0.15)          (0.81)
                                            ---------         --------       --------   --------        --------        --------

   Net Asset Value at End of Period          $  16.97         $  15.45       $  15.83   $  17.37        $  19.20        $  13.98
                                            =========         ========       ========   ========        ========        ========
   TOTAL RETURN                                 11.35%*          14.16%         23.93%      3.88%          38.43%         -17.83%
   NET ASSETS AT
      END OF PERIOD (000'S)                  $195,760         $179,574       $176,483   $156,108        $158,723        $127,897
   RATIO OF EXPENSES TO
      AVERAGE NET ASSETS                         0.99%**          1.02%          0.98%      0.95%           0.91%           0.91%
   RATIO OF NET INVESTMENT INCOME (LOSS)
      TO AVERAGE NET ASSETS                     -0.51%**         -0.14%          0.34%     -0.12%          -0.10%          -0.10%
   PORTFOLIO TURNOVER RATE                      82.93%**        124.79%        110.44%     71.18%          57.19%          85.38%
   AVERAGE COMMISSION RATE PAID              $ 0.0477         $ 0.0548             --         --              --              --
--------------------------------------------------------------------------------------------------------------------------------

*  Not annualized.
** Annualized.

     (For a Share Outstanding Throughout the Period)

     SAFECO GROWTH FUND

                                                CLASS A             CLASS B
                                             --------------------------------
                                              THREE-MONTH         THREE-MONTH
                                             PERIOD ENDED        PERIOD ENDED
                                              DECEMBER 31         DECEMBER 31
                                              -----------         -----------
                                                     1996                1996
---------------------------------------------------------         -----------
   Net Asset Value at
      Beginning of Period                      $    15.45          $    15.45

   INCOME FROM
      INVESTMENT OPERATIONS
      Net Investment Income (Loss)                  (0.02)              (0.05)
      Net Realized and Unrealized
      Gain on Investments                            1.77                1.77
                                               ----------          ----------
       Total from
        Investment Operations                        1.75                1.72

   LESS DISTRIBUTIONS
      Dividends from
      Net Investment Income                            --                  --                  --           --
      Distributions from
      Realized Gains                                (0.23)              (0.23)
                                               ----------          ----------
      Total Distributions                           (0.23)              (0.23)
                                               ----------          ----------
   Net Asset Value at End of Period            $    16.97          $    16.94
                                               ==========          ==========

   Total Return+                                    11.35%*             11.15%*

   NET ASSETS AT
      END OF PERIOD (000'S)                    $      187          $      116
   RATIO OF EXPENSES TO
      AVERAGE NET ASSETS**                           1.12%               1.87%
   RATIO OF NET INVESTMENT INCOME (LOSS)
      TO AVERAGE NET ASSETS**                       -0.58%              -1.38%
   PORTFOLIO TURNOVER RATE**                        82.93%              82.93%
   AVERAGE COMMISSION RATE PAID                $   0.0477          $   0.0477
-----------------------------------------------------------------------------

*        Not annualized.

**       Annualized.

+ Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

     (For a Share Outstanding Throughout the Period)

     SAFECO EQUITY FUND

                                                                                  NO-LOAD CLASS
                                      ------------------------------------------------------------------------------------------
                                       THREE-MONTH
                                      PERIOD ENDED
                                       DECEMBER 31                                               FOR THE YEAR ENDED SEPTEMBER 30
                                      ------------         ---------------------------------------------------------------------
                                              1996              1996            1995          1994          1993            1992
--------------------------------------------------         ---------------------------------------------------------------------
Net Asset Value at
   Beginning of Period                 $     15.85         $   15.31       $   13.89     $   12.54     $    9.53     $     10.38

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                      0.06              0.28            0.34          0.23          0.17            0.15
   Net Realized and Unrealized
     Gain (Loss) on Investments               1.33              2.42            2.59          1.83          3.79           (0.09)
                                       -----------         ---------       ---------     ---------     ---------     -----------

     Total from
       Investment Operations                  1.39              2.70            2.93          2.06          3.96            0.06

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                   (0.06)            (0.28)          (0.34)        (0.23)        (0.17)          (0.15)
   Distributions from
     Realized Gains                          (0.58)            (1.88)          (1.17)        (0.48)        (0.78)          (0.76)
                                       -----------         ---------       ---------     ---------     ---------     -----------

     Total Distributions                     (0.64)            (2.16)          (1.51)        (0.71)        (0.95)          (0.91)
                                       -----------         ---------       ---------     ---------     ---------     -----------

Net Asset Value at End of Period       $     16.60         $   15.85       $   15.31     $   13.89     $   12.54     $      9.53
                                       ===========         =========       =========     =========     =========     ===========

Total Return                                  8.79%*           18.04%          21.59%        16.51%        41.77%           0.41%

Net Assets at
   End of Period (000's)               $   849,831         $ 725,780       $ 598,582     $ 412,805     $ 148,894     $    74,383
Ratio of Expenses to
   Average Net Assets                         0.78%**           0.79%           0.84%         0.85%         0.94%           0.96%
Ratio of Net Investment Income (Loss)
   to Average Net Assets                      1.48%**           1.74%           2.38%         1.72%         1.50%           1.34%
Portfolio Turnover Rate                      59.34%**          74.07%          56.14%        33.33%        37.74%          39.88%
Average Commission Rate Paid           $    0.0571         $  0.0587              --            --            --              --

*        Not annualized.

**       Annualized.

     (For a Share Outstanding Throughout the Period)

     SAFECO EQUITY FUND

                                              CLASS A             CLASS B
                                            THREE-MONTH          THREE-MONTH
                                           PERIOD ENDED         PERIOD ENDED
                                            DECEMBER 31          DECEMBER 31
                                           ------------         ------------
                                                   1996                 1996
-------------------------------------------------------         ------------
Net Asset Value at
   Beginning of Period                      $     15.85          $     15.85

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.04                 0.02
   Net Realized and Unrealized
   Gain on Investments                             1.35                 1.33
                                            -----------          -----------

   Total from
     Investment Operations                         1.39                 1.35

LESS DISTRIBUTIONS
   Dividends from
   Net Investment Income                          (0.04)               (0.02)
   Distributions from
   Realized Gains                                 (0.58)               (0.58)
                                            -----------          -----------

   Total Distributions                            (0.62)               (0.60)
                                            -----------          -----------

Net Asset Value at End of Period            $     16.62          $     16.60
                                            ===========          ===========

Total Return                                       8.78%*               8.50%*

NET ASSETS AT
   END OF PERIOD (000'S)                    $     2,894          $       355
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS**                            0.97%                1.75%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                         1.38%                0.51%
PORTFOLIO TURNOVER RATE**                         59.34%               59.34%
AVERAGE COMMISSION RATE PAID                $    0.0571          $    0.0571
----------------------------------------------------------------------------

*        Not annualized.

**       Annualized.

+ Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

     (For a Share Outstanding Throughout the Period)

     SAFECO INCOME FUND

                                                                   NO-LOAD CLASS
                                      ---------------------------------------------------------------------------------------
                                       THREE-MONTH
                                      PERIOD ENDED
                                       DECEMBER 31                                            FOR THE YEAR ENDED SEPTEMBER 30
                                      ------------       --------------------------------------------------------------------
                                              1996             1996           1995         1994          1993            1992
--------------------------------------------------       --------------------------------------------------------------------
Net Asset Value at
   Beginning of Period                  $    20.03       $    19.11     $    17.25   $    17.79   $     16.27   $       15.35

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                      0.15             0.73           0.82         0.81          0.78            0.80
   Net Realized and Unrealized
     Gain (Loss) on Investments               1.63             2.84           2.71        (0.30)         1.52            0.96
                                        ----------       ----------     ----------   ----------   ------------  -------------
     Total from

       Investment Operations                  1.78             3.57           3.53         0.51          2.30            1.76

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                   (0.15)           (0.73)         (0.82)       (0.81)        (0.78)          (0.80)
   Distributions from
     Realized Gains                          (0.53)           (1.92)         (0.85)       (0.24)           --           (0.04)
                                        ----------       ----------     ----------   ----------   -----------   -------------
     Total Distributions                     (0.68)           (2.65)         (1.67)       (1.05)        (0.78)          (0.84)
                                        ----------       ----------     ----------   ----------   -----------   -------------
Net Asset Value at End of Period        $    21.13       $    20.03     $    19.11   $    17.25   $     17.79   $       16.27
                                        ==========       ==========     ==========   ==========   ===========   =============

Total Return                                  8.89%*          18.98%         21.04%        2.98%        14.35%          11.75%

NET ASSETS AT
   END OF PERIOD (000'S)                $  289,968       $  260,023     $  217,870   $  190,610   $   203,019   $     181,582
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                         0.89%**          0.86%          0.87%        0.86%         0.90%           0.90%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS                      2.89%**          3.56%          4.55%        4.59%         4.55%           5.06%
PORTFOLIO TURNOVER RATE                      37.84%**         50.11%         31.12%       19.30%        20.74%          20.35%
AVERAGE COMMISSION RATE PAID            $   0.0573       $   0.0591             --           --            --              --
-----------------------------------------------------------------------------------------------------------------------------

*        Not annualized.

**       Annualized.

     (For a Share Outstanding Throughout the Period)

     SAFECO INCOME FUND

                                         CLASS A         CLASS B
                                      ----------------------------
                                       THREE-MONTH     THREE-MONTH
                                      PERIOD ENDED    PERIOD ENDED
                                       DECEMBER 31     DECEMBER 31
                                      ------------    ------------
                                              1996            1996
--------------------------------------------------      ----------
Net Asset Value at
   Beginning of Period                  $    20.03      $    20.03

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                      0.12            0.10
   Net Realized and Unrealized
     Gain (Loss) on Investments               1.65            1.62
                                        ----------      ----------

     Total from
       Investment Operations                  1.77            1.72

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                   (0.12)          (0.10)
   Distributions from
     Realized Gains                          (0.53)          (0.53)
                                        ----------      ----------

     Total Distributions                     (0.65)          (0.63)
                                        ----------      ----------

Net Asset Value at End of Period        $    21.15      $    21.12
                                        ==========      ==========

Total Return+                                 8.85%*          8.60%*

NET ASSETS AT
   END OF PERIOD (000'S)                $      193      $      112
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS**                       1.03%           1.79%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                    2.66%           1.99%
PORTFOLIO TURNOVER RATE**                    37.84%          37.84%
AVERAGE COMMISSION RATE PAID            $   0.0573      $   0.0573
------------------------------------------------------------------

*        Not annualized.

**       Annualized.

+ Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

     (For a Share Outstanding Throughout the Period)

     SAFECO NORTHWEST FUND

                                                                            NO-LOAD CLASS
                           -----------------------------------------------------------------------------------------------
                            THREE-MONTH                                                        NINE-MONTH          FOR THE
                           PERIOD ENDED                                       FOR THE YEAR   PERIOD ENDED       YEAR ENDED
                            DECEMBER 31                                 ENDED SEPTEMBER 30   SEPTEMBER 30      DECEMBER 31
                           ------------          -----------------------------------------   ------------      -----------
                                   1996               1996             1995           1994           1993             1992
---------------------------------------          -----------------------------------------   -------------    ------------
Net Asset Value at
   Beginning of Period        $   13.78          $   14.41        $   12.59      $   12.34      $   12.59        $   11.37

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment
     Income (Loss)                (0.01)              0.02             0.04           0.04           0.02             0.06
   Net Realized and
     Unrealized Gain (Loss)
     on Investments                0.30               1.32             2.35           0.59          (0.25)            1.53
                              ---------          ---------        ---------      ---------      ---------        ---------

     Total from Investment
       Operations                  0.29               1.34             2.39           0.63          (0.23)            1.59

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income           --              (0.02)           (0.04)         (0.04)         (0.02)           (0.06)
   Distributions from
     Realized Gains                  --              (1.95)           (0.53)         (0.34)            --            (0.31)
                              ---------          ---------        ---------      ---------      ---------        ---------
     Total Distributions             --              (1.97)           (0.57)         (0.38)         (0.02)           (0.37)
                              ---------          ---------        ---------      ---------      ---------        ---------

Net Asset Value at
   End of Period              $   14.07          $   13.78        $   14.41      $   12.59      $   12.34        $   12.59
                              =========          =========        =========      =========      =========        =========

Total Return                       2.10%*             9.61%           19.01%          5.19%         -1.86%*          14.08%

NET ASSETS AT
   END OF PERIOD (000'S)      $  43,345          $  43,128        $  40,140      $  36,383      $  39,631        $  40,402
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS              1.25%**            1.07%            1.09%          1.06%          1.11%**          1.11%
RATIO OF NET INVESTMENT
   INCOME (LOSS) TO
   AVERAGE NET ASSETS             -0.31%**            0.11%            0.31%          0.33%          0.18%**          0.55%
PORTFOLIO TURNOVER RATE           67.32%**           35.69%           19.59%         18.46%         14.05%**         33.34%
AVERAGE COMMISSION
   RATE PAID                  $  0.0482          $  0.0591               --             --             --               --
--------------------------------------------------------------------------------------------------------------------------

*        Not annualized.

**       Annualized.

     (For a Share Outstanding Throughout the Period)

     SAFECO NORTHWEST FUND

                                             CLASS A            CLASS B
                                           -------------------------------
                                            THREE-MONTH        THREE-MONTH
                                           PERIOD ENDED        PERIOD ENDED
                                            DECEMBER 31        DECEMBER 31
                                            -----------        -----------
                                                  1996                1996
-------------------------------------------------------        -----------
Net Asset Value at
   Beginning of Period                      $    13.78          $    13.78

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  (0.01)              (0.03)
   Net Realized and Unrealized
     Gain on Investments                          0.29                0.28
                                            ----------          ----------
     Total From
       Investment Operations                      0.28                0.25

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                          --                  --
   Distributions from
     Realized Gains                                 --                  --
                                            ----------          ----------
     Total Distributions                            --                  --
                                            ----------          ----------
Net Asset Value at
   End of Period                            $    14.06          $    14.03
                                            ==========          ==========

Total Return+                                     2.03%*              1.81%*

NET ASSETS AT
   END OF PERIOD (000'S)                    $      369          $      232
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS**                           1.40%               2.18%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                      - 0.39              - 1.19
PORTFOLIO TURNOVER RATE**                        67.32%              67.32%
AVERAGE COMMISSION RATE PAID                $   0.0482          $   0.0482
--------------------------------------------------------------------------

*        Not annualized.

**       Annualized.

+ Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

     (For a Share Outstanding Throughout the Period)

     SAFECO BALANCED FUND

                                           NO LOAD CLASS                   CLASS A        CLASS B
                                     ---------------------------------------------------------------
                                                   JANUARY 31, 1996
                                      THREE-MONTH   (COMMENCEMENT        THREE-MONTH    THREE-MONTH
                                     PERIOD ENDED   OF OPERATIONS)       PERIOD ENDED   PERIOD ENDED
                                      DECEMBER 31   TO SEPTEMBER 30      DECEMBER 31    DECEMBER 31
                                      -----------   --------------       ------------   ------------
                                             1996             1996             1996            1996
-------------------------------------------------     ----------------------------------------------
Net Asset Value at
   Beginning of Period                  $   10.38        $   10.00        $   10.38       $   10.38

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                     0.08             0.21             0.09            0.06
   Net Realized and Unrealized
     Gain (Loss) on Investments              0.45             0.39             0.44            0.45
                                        ---------        ---------        ---------       ---------

     Total from Investment Operations        0.53             0.60             0.53            0.51

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                  (0.08)           (0.21)           (0.09)          (0.06)
   Distributions from
     Realized Gains                         (0.13)           (0.01)           (0.13)          (0.13)
                                        ---------        ---------        ---------       ---------

     Total Distributions+                   (0.21)           (0.22)           (0.22)          (0.19)
                                        ---------        ---------        ---------       ---------

Net Asset Value at End of Period        $   10.70        $   10.38        $   10.69       $   10.70
                                        =========        =========        =========       =========

Total Return                                 5.11%*           5.99%*           5.07%*          4.85%*

NET ASSETS AT
   END OF PERIOD (000'S)                $   8,262        $   7,632        $     610       $     115
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS**                      1.16%++          1.32%            1.35%++         2.11%++
RATIO OF NET INVESTMENT
   INCOME (LOSS) TO AVERAGE
   NET ASSETS**                              3.19%            3.21%            3.01%           2.23%
PORTFOLIO TURNOVER RATE**                   36.10%          143.87%           36.10%          36.10%
AVERAGE COMMISSION RATE PAID            $  0.0548        $  0.0560        $  0.0548       $  0.0548
---------------------------------------------------------------------------------------------------

*        Not annualized.

**       Annualized.

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

++ Net of reimbursement by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.52%, 1.70%, and 2.46% for the No Load Class, Class A, and Class B, respectively.

     (For a Share Outstanding Throughout the Period)

     SAFECO INTERNATIONAL STOCK FUND

                                           NO LOAD CLASS                   CLASS A        CLASS B
                                     ---------------------------------------------------------------
                                                   JANUARY 31, 1996
                                      THREE-MONTH   (COMMENCEMENT        THREE-MONTH    THREE-MONTH
                                     PERIOD ENDED   OF OPERATIONS)       PERIOD ENDED   PERIOD ENDED
                                      DECEMBER 31   TO SEPTEMBER 30      DECEMBER 31    DECEMBER 31
                                      -----------   --------------       ------------   ------------
                                             1996             1996             1996            1996
-------------------------------------------------     ----------------------------------------------


Net Asset Value At
   Beginning Of Period                  $      10.39      $      10.00     $      10.39   $    10.39

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                          --              0.06               --           --
   Net Realized and Unrealized
     Gain  on Investments and
     Foreign Currency Transactions              0.96              0.39             0.95         0.93
                                        ------------      ------------     ------------   ----------
     Total from Investment Operations           0.96              0.45             0.95         0.93

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                     (0.06)            (0.06)           (0.05)       (0.04)
   Distributions from
     Realized Gains                               --                --               --           --
                                        ------------      ------------     ------------   ----------
     Total Distributions+                      (0.06)            (0.06)           (0.05)       (0.04)
                                        ------------      ------------     ------------   ----------

Net Asset Value at End of Period        $      11.29      $      10.39     $      11.29   $    11.28
                                        ============      ============     ============   ==========

Total Return+                                   9.27%*            4.54%*           9.19%*       8.96%*

NET ASSETS AT
   END OF PERIOD (000'S)                $     11,157      $      8,323     $        154   $      112
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS**                         1.37%++           2.36%            1.41%++      2.17%+++
RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS**              -0.19%              0.93%          -0.23%       -1.15%
PORTFOLIO TURNOVER RATE**                      18.51%
                                                                 15.73%           18.51%       18.51%
AVERAGE COMMISSION RATE PAID            $     0.0223      $     0.0225     $     0.0223   $   0.0223
----------------------------------------------------------------------------------------------------

*        Not annualized.

**       Annualized.

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

++ Net of reimbursement by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.68%, 1.72%, 2.47% for the No Load Class, Class A, and Class B, respectively.

     (For a Share Outstanding Throughout the Period)

     SAFECO SMALL COMPANY STOCK FUND

                                           NO LOAD CLASS                   CLASS A        CLASS B
                                     ---------------------------------------------------------------
                                                   JANUARY 31, 1996
                                      THREE-MONTH   (COMMENCEMENT        THREE-MONTH    THREE-MONTH
                                     PERIOD ENDED   OF OPERATIONS)       PERIOD ENDED   PERIOD ENDED
                                      DECEMBER 31   TO SEPTEMBER 30      DECEMBER 31    DECEMBER 31
                                      -----------   --------------       ------------   ------------
                                             1996             1996             1996            1996
-------------------------------------------------     ----------------------------------------------

Net Asset Value at
   Beginning of Period                  $      11.51      $      10.00      $      11.51   $      11.51

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                (0.01)            (0.01)            (0.01)         (0.04)
   Net Realized and Unrealized
     Gain (Loss) on Investments                 0.31              2.19              0.31           0.32
                                        ------------      ------------      ------------   ------------

     Total from Investment Operations           0.30              2.18              0.30           0.28

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        --                --                --             --
   Distributions from
     Realized Gains                               --             (0.67)               --             --
                                        ------------      ------------      ------------   ------------
     Total Distributions                          --             (0.67)               --             --
                                        ------------      ------------      ------------   ------------
Net Asset Value at End of Period        $      11.81      $      11.51      $      11.81   $      11.79
                                        ============      ============      ============   ============

Total Return+                                   2.61%*           21.83%*            2.61%*         2.43%*

NET ASSETS AT
   END OF PERIOD (000'S)                $     13,169      $     12,552      $        135   $        103
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS**                         1.35%++           1.49%             1.42%++        2.18%++
RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS**              - 0.44            - 0.24            - 0.50         - 1.28
PORTFOLIO TURNOVER RATE**                      73.47%            91.03%            73.47%         73.47%
AVERAGE COMMISSION RATE PAID            $     0.0496      $     0.0510      $     0.0496   $     0.0496
-------------------------------------------------------------------------------------------------------

*        Not annualized.

**       Annualized.

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

++ Net of reimbursement by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.58%, 1.62%, and 2.41% for the No Load Class, Class A, and Class B, respectively.

     (For a Share Outstanding Throughout the Period)

     SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND

                                                                            NO-LOAD CLASS
                                        ---------------------------------------------------------------------------------------
                                        THREE-MONTH
                                        PERIOD ENDED
                                        DECEMBER 31                                                    YEAR ENDED SEPTEMBER 30
                                        ---------------------------------------------------------------------------------------
                                           1996             1996           1995           1994           1993            1992
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net Asset Value at
   Beginning of Period                  $    10.10       $    10.24     $     9.74     $    10.74     $    10.69     $    10.20

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                      0.16             0.54           0.55           0.52           0.60           0.72
   Net Realized and Unrealized
     Gain (Loss) on Investments               0.01            (0.14)          0.50          (1.00)          0.49           0.54
                                        ----------       ----------     ----------     ----------     ----------     ----------
     Total from
       Investment Operations                  0.17             0.40           1.05          (0.48)          1.09           1.26

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                   (0.16)           (0.54)         (0.55)         (0.52)         (0.60)         (0.72)
   Distributions from
     Realized Gains                             --               --             --             --          (0.44)         (0.05)
                                        ----------       ----------     ----------     ----------     ----------     ----------
     Total Distributions                     (0.16)           (0.54)         (0.55)         (0.52)         (1.04)         (0.77)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net Asset Value at End of Period        $    10.11       $    10.10     $    10.24     $     9.74     $    10.74     $    10.69
                                        ==========       ==========     ==========     ==========     ==========     ==========

Total Return                                  1.68%*           4.00%         11.07%        - 4.56          10.51%         12.78%

NET ASSETS AT
   END OF PERIOD (000'S)                $   14,679       $   14,668     $   13,774     $   13,367     $   14,706     $   12,205
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                     0.85%+**             1.01%          0.96%          0.90%          0.99%          0.98%
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                      6.30%**          5.30%          5.51%          5.08%          5.52%          6.89%
PORTFOLIO TURNOVER RATE                     125.42%**        294.25%        124.90%         75.46%        104.94%         37.19%

--------------------------------
  * Not annualized.
 ** Annualized.
  + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.07%.

     (For a Share Outstanding Throughout the Period)

     SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND

                                                        CLASS A          CLASS B
                                                    ------------------------------
                                                     THREE-MONTH      THREE-MONTH
                                                    PERIOD ENDED     PERIOD ENDED
                                                     DECEMBER 31      DECEMBER 31
                                                    ------------     -------------
                                                         1996             1996
                                                    ------------     -------------
Net Asset Value at
   Beginning of Period                                 $    10.10       $    10.10

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.15             0.14
   Net Realized and Unrealized
     Gain (Loss) on Investments                              0.01             0.02
                                                       ----------       ----------
     Total from Investment Operations                        0.16             0.16

LESS DISTRIBUTIONS
   Dividends from Net Investment Income                     (0.15)           (0.14)
                                                       ----------       ----------
   Distributions from Realized Gains

     Total Distributions                                    (0.15)           (0.14)
                                                       ----------       ----------

Net Asset Value at End of Period                       $    10.11       $    10.12
                                                       ==========       ==========

Total Return+                                                1.63%*           1.55%*

NET ASSETS AT END OF PERIOD (000'S)                   $       704      $       223
RATIO OF EXPENSES TO AVERAGE NET ASSETS**                    1.07%++          1.72%++
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                                   6.07%            5.35%
PORTFOLIO TURNOVER RATE**                                  125.42%          125.42%
----------------------------------------------------------------------------------

  * Not annualized.
 ** Annualized.
  + Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.30% and 1.95% for Class A and Class B, respectively.

     (For a Share Outstanding Throughout the Period)

     SAFECO MANAGED BOND FUND

                                                                            NO-LOAD CLASS
                                            ------------------------------------------------------------------------------------
                                                                                                                   JUNE 25, 1992
                                                                                                                (COMMENCEMENT OF
                                                                                                                  OPERATIONS) TO
                                                                             FOR THE YEAR ENDED DECEMBER 31    DECEMBER 31, 1992
                                            ---------------------------------------------------------------    -----------------
                                              1996              1995              1994              1993+            1992+
                                            ---------         ---------         ---------         ---------        ---------
Net Asset Value at
   Beginning of Period                      $    8.77         $    8.15         $    9.08         $    9.57        $   10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                         0.41              0.44              0.27             (0.62)           (0.50)
   Net Realized and Unrealized
        Gain (Loss) on Investments              (0.42)             0.94             (0.93)             0.15             0.07
                                            ---------         ---------         ---------         ---------        ---------
   Total from Investment
        Operations                              (0.01)             1.38             (0.66)            (0.47)           (0.43)

LESS DISTRIBUTIONS
   Dividends from
        Net Investment Income                   (0.41)            (0.44)            (0.27)               --               --
   Distributions from
        Realized Gains                             --             (0.32)               --             (0.02)              --
                                            ---------         ---------         ---------         ---------        ---------
   Total Distributions                          (0.41)            (0.76)            (0.27)            (0.02)              --
                                            ---------         ---------         ---------         ---------        ---------
Net Asset Value at End of Period            $    8.35         $    8.77         $    8.15         $    9.08        $    9.57
                                            =========         =========         =========         =========        =========

Total Return                                     0.02%            17.35%            -3.01%#             N/A              N/A

NET ASSETS AT
   END OF PERIOD (000'S)                    $   4,215         $   4,497         $   4,627         $      91        $      96
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                            1.27%             1.16%             1.37%            11.75%           13.35%**
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS                         4.86%             5.14%             4.47%            -6.75%           -9.80%**
PORTFOLIO TURNOVER RATE                        136.29%            78.78%           129.56%             NONE             NONE
----------------------------------------------------------------------------------------------------------------------------

+ Financial highlights prior to 1994 relate only to the performance of the initial seed investment of SAFECO Asset Management Company. Trust shares were not yet available to the public.

# Total return from February 28, 1994 (initial public offering) to December 31, 1994; not annualized.

 ** Annualized.

     (For a Share Outstanding Throughout the Period)

     SAFECO MANAGED BOND FUND


                                                        CLASS A          CLASS B
                                                    ------------------------------
                                                     THREE-MONTH      THREE-MONTH
                                                    PERIOD ENDED     PERIOD ENDED
                                                     DECEMBER 31      DECEMBER 31
                                                    ------------     -------------
                                                            1996             1996
----------------------------------------------------------------     -------------
Net Asset Value at
   Beginning of Period                                 $     8.35       $     8.35

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.11             0.09
   Net Realized and Unrealized
     Gain on Investments                                     --               --
                                                        ---------       ----------
     Total from Investment Operations                        0.11             0.09

LESS DISTRIBUTIONS
   Dividends from Net Investment Income                     (0.11)           (0.09)
   Distributions from Realized Gains                         --               --
                                                        ---------       ----------
     Total Distributions                                    (0.11)           (0.09)
                                                        ---------       ----------
Net Asset Value at End of Period                       $     8.35       $     8.35
                                                        =========       ==========
Total Return+                                                1.34%*           1.15%*

NET ASSETS AT END OF PERIOD (000'S)                  $        140      $       100
RATIO OF EXPENSES TO  AVERAGE NET ASSETS**                   1.30%            2.07%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                                   5.22%            4.45%
PORTFOLIO TURNOVER RATE**                                  136.29%          136.29%
-----------------------------------------------------------------------------------

  * Not annualized.
 ** Annualized.
  + Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

     (For a Share Outstanding Throughout the Period)

     SAFECO MUNICIPAL BOND FUND

                                                                             NO-LOAD CLASS
                                           -------------------------------------------------------------------------------
                                           NINE-MONTH
                                             PERIOD
                                              ENDED
                                           DECEMBER 31                                       FOR THE YEAR ENDED MARCH 31
                                           -----------         -----------------------------------------------------------
                                               1996               1996             1995            1994             1993
                                            --------           --------         --------         --------         --------
Net Asset Value at
   Beginning of Period                      $  13.69           $  13.36         $  13.27         $  14.13         $  13.37

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                        0.57               0.76             0.77             0.78             0.81
   Net Realized and Unrealized
     Gain (Loss) on Investments                 0.29               0.33             0.12            (0.55)            0.94
                                            --------           --------         --------         --------         --------
     Total from Investment Operations           0.86               1.09             0.89             0.23             1.75

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                     (0.57)             (0.76)           (0.77)           (0.78)           (0.81)
   Distributions from
     Realized Gains                               --                 --            (0.03)           (0.31)           (0.18)
                                            --------           --------         --------         --------         --------
     Total Distributions                       (0.57)             (0.76)           (0.80)           (1.09)           (0.99)
                                            --------           --------         --------         --------         --------
Net Asset Value at End of Period            $  13.98           $  13.69         $  13.36         $  13.27         $  14.13
                                            ========           ========         ========         ========         ========

Total Return                                    6.42%*             8.23%            7.10%            1.30%           13.60%

NET ASSETS AT
   END OF PERIOD (000'S)                    $480,970           $480,643         $472,569         $507,453         $541,515
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                           0.53%**            0.54%            0.56%            0.52%            0.53%
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                        5.53%**            5.47%            5.96%            5.49%            5.91%
PORTFOLIO TURNOVER RATE                         6.66%**           12.60%           26.96%           22.07%           31.66%
---------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
**  Annualized.

     (For a Share Outstanding Throughout the Period)

     SAFECO MUNICIPAL BOND FUND


                                                        CLASS A          CLASS B
                                                    -------------    -------------
                                                     THREE-MONTH      THREE-MONTH
                                                    PERIOD ENDED     PERIOD ENDED
                                                     DECEMBER 31      DECEMBER 31
                                                    ------------     ------------
                                                            1996             1996
                                                        ---------       ----------
Net Asset Value at
   Beginning of Period                                  $   13.82       $    13.82

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.18             0.15
   Net Realized and Unrealized
     Gain on Investments                                     0.17             0.16
                                                        ---------       ----------
     Total from Investment Operations                        0.35             0.31

LESS DISTRIBUTIONS
   Dividends from Net Investment Income                     (0.18)           (0.15)
   Distributions from Realized Gains                         --               --

     Total Distributions                                    (0.18)           (0.15)
                                                        ---------       ----------
Net Asset Value at End of Period                       $    13.99       $    13.98
                                                       ==========       ==========

Total Return+                                              2.52%*           2.27%*

NET ASSETS AT END OF PERIOD (000'S)                    $      311       $      112
RATIO OF EXPENSES TO AVERAGE NET ASSETS**                   0.82%            1.50%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                                  5.04%            4.42%
PORTFOLIO TURNOVER RATE**                                   6.66%            6.66%
----------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

     (For a Share Outstanding Throughout the Period)

     SAFECO CALIFORNIA TAX-FREE INCOME FUND

                                                                                 NO-LOAD CLASS
                                          ----------------------------------------------------------------------------------------
                                            NINE-MONTH
                                          PERIOD ENDED
                                           DECEMBER 31                                                 FOR THE YEAR ENDED MARCH 31
----------------------------------------------------           -------------------------------------------------------------------
                                                1996                 1996               1995               1994               1993
                                          ----------           ----------         ----------          -------            ---------
Net Asset Value at
   Beginning of Period                    $    11.86           $    11.54         $    11.51          $   12.23            $   11.60

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                        0.47                 0.62               0.63               0.66               0.68
   Net Realized and Unrealized
     Gain (Loss) on Investments                 0.39                 0.40               0.13              (0.38)              0.76
                                          ----------           ----------         ----------          -------            ---------
   Total from Investment Operations             0.86                 1.02               0.76               0.28               1.44

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                     (0.47)               (0.62)             (0.63)             (0.66)             (0.68)
   Distributions from
     Realized Gains                            (0.03)               (0.08)             (0.10)             (0.34)             (0.13)
                                          ----------           ----------         ----------          -------            ---------
   Total Distributions                         (0.50)               (0.70)             (0.73)             (1.00)             (0.81)
                                          ----------           ----------         ----------          -------            ---------
Net Asset Value at End of Period          $    12.22           $    11.86         $    11.54         $    11.51         $    12.23
                                          ==========           ==========         ==========         ==========         ==========

Total Return                                    7.42%*               8.87%              7.01%              1.97%             12.88%

NET ASSETS AT
   END OF PERIOD (000'S)                  $   72,084           $   70,546         $   64,058         $   77,056         $   79,872
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                           0.69%**              0.68%              0.70%              0.68%              0.66%
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                        5.21%**              5.12%              5.65%              5.31%              5.71%
PORTFOLIO TURNOVER RATE                        10.52%**             16.25%             44.10%             32.58%             23.18%
-----------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.
**  Annualized.

     (For a Share Outstanding Throughout the Period)

     SAFECO CALIFORNIA TAX-FREE INCOME FUND


                                                      Class A             Class B
                                                 ------------        ------------
                                                  Three-Month         Three-Month
                                                 Period Ended        Period Ended
                                                  December 31         December 31
                                                 ------------        ------------
                                                         1996                1996
-------------------------------------------------------------        ------------
Net Asset Value at
   Beginning of Period                                 $12.07              $12.07

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                 0.15                0.12
   Net Realized and Unrealized
     Gain on Investments                                 0.19                0.18
                                                       ------              ------
     Total from Investment Operations                    0.34                0.30

LESS DISTRIBUTIONS
   Dividends from Net Investment Income .               (0.15)              (0.12)
   Distributions from Realized Gains                    (0.03)              (0.03)
                                                       ------              ------
     Total Distributions                                (0.18)              (0.15)
                                                       ------              ------
Net Asset Value at End of Period                       $12.23              $12.22
                                                       ======              ======
Total Return+                                            2.83%*              2.56%*

NET ASSETS AT END OF PERIOD (000'S)                    $  122              $  101
RATIO OF EXPENSES TO AVERAGE NET ASSETS**                0.89%               1.64%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                               4.84%               4.08%
PORTFOLIO TURNOVER RATE**                               10.52%              10.52%
----------------------------------------------------------------------------------

 *  Not annualized
**  Annualized.
 + Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

     (For a Share Outstanding Throughout the Period)

     SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

                                                                      NO-LOAD CLASS
                                           --------------------------------------------------------------------
                                                                                               NOVEMBER 5, 1992
                                             NINE-MONTH                                        (COMMENCEMENT OF
                                           PERIOD ENDED                                          OPERATIONS) TO
                                            DECEMBER 31        FOR THE YEAR ENDED MARCH 31             MARCH 31
                                           ------------    --------------------------------    ----------------
                                                   1996        1996        1995       1994                 1993
-------------------------------------------------------       -----------------------------    ----------------
Net Asset Value at
   Beginning of Period                           $10.34       $10.10      $ 9.91     $10.27              $10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.37         0.50        0.49       0.44                0.09
   Net Realized and Unrealized
     Gain (Loss) on Investments                    0.20         0.27        0.19      (0.35)               0.27
                                                 ------       ------      ------     ------              ------
   Total from Investment
     Operations                                    0.57         0.77        0.68       0.09                0.36

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.37)       (0.50)      (0.49)     (0.44)              (0.09)
   Distributions from
     Realized Gains                               (0.01)       (0.03)         --      (0.01)                 --
                                                 ------       ------      ------     ------              ------
     Total Distributions                          (0.38)       (0.53)      (0.49)     (0.45)              (0.09)
                                                 ------       ------      ------     ------              ------

Net Asset Value at End of Period                 $10.53       $10.34      $10.10     $ 9.91              $10.27
                                                 ======       ======      ======     ======              ======

Total Return                                       5.61%*       7.73%      7.13%       0.68%             - 0.31%***

NET ASSETS AT
   END OF PERIOD (000'S)                         $6,558       $6,489      $5,953     $2,908              $2,163
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                              1.10%**      1.07%      1.09%       1.44%               2.00%**
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                           4.78%**      4.78%      5.06%       4.17%               2.22%**
PORTFOLIO TURNOVER RATE                           15.96%**     20.86%      9.23%      17.26%                  NONE
------------------------------------------------------------------------------------------------------------------

  * Not annualized.
 ** Annualized.
*** Total return from March 18, 1993, (initial public offering) to March 31,
    1993, not annualized.

     (For a Share Outstanding Throughout the Period)

     SAFECO WASHINGTON STATE MUNICIPAL BOND FUND


                                                       CLASS A          CLASS B
                                                   -----------------------------
                                                    THREE-MONTH      THREE-MONTH
                                                   PERIOD ENDED     PERIOD ENDED
                                                    DECEMBER 31      DECEMBER 31
                                                   ------------     ------------
                                                           1996            1996
---------------------------------------------------------------     -----------
Net Asset Value at
   Beginning of Period                                   $10.45           $10.45

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                   0.12             0.10
   Net Realized and Unrealized
     Gain on Investments                                   0.09             0.11
                                                         ------           ------
     Total from Investment Operations                      0.21             0.21

LESS DISTRIBUTIONS
   Dividends from Net Investment Income                   (0.12)           (0.10)
   Distributions from Realized Gains                      (0.01)           (0.01)
                                                         ------           ------
     Total Distributions                                  (0.13)           (0.11)
                                                         ------           ------

Net Asset Value at End of Period                         $10.53           $10.55
                                                         ======           ======
Total Return+                                              1.94%*           1.94%*

NET ASSETS AT END OF PERIOD (000'S)                      $  336           $  211
RATIO OF EXPENSES TO AVERAGE NET ASSETS**                  1.31%            2.06%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                                 4.49%            3.71%
PORTFOLIO TURNOVER RATE**                                 15.96%           15.96%
---------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

     (For a Share Outstanding Throughout the Period)

     SAFECO MONEY MARKET FUND

                                                             No-Load Class
                                   --------------------------------------------------------------------
                                     Nine-Month
                                   Period Ended
                                    December 31                           For the Year Ended March 31
                                           1996          1996          1995        1994          1993
-----------------------------------------------       -------------------------------------------------
Net Asset Value at
   Beginning of Period                 $   1.00       $   1.00      $   1.00     $   1.00      $   1.00

INCOME FROM
   Investment Operations
   Net Investment Income                   0.03           0.05          0.04         0.02          0.03

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                (0.03)         (0.05)        (0.04)       (0.02)        (0.03)
                                       --------       --------      --------     --------      --------
Net Asset Value at End of Period       $   1.00       $   1.00      $   1.00     $   1.00      $   1.00
                                       ========       ========      ========     ========      ========

Total Return                               3.54%*         5.15%         4.20%        2.48%         2.98%

NET ASSETS AT
   END OF PERIOD (000's)               $161,356       $165,122      $171,958     $186,312      $144,536
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                      0.81%**        0.78%         0.78%        0.79%         0.77%
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                   4.66%**         5.04%        4.21%        2.47%         3.02%
--------------------------------------------------------------------------------------------------------

 *  Not annualized.
 ** Annualized.

     (For a Share Outstanding Throughout the Period)

     SAFECO MONEY MARKET FUND

                                               Class A          Class B
                                            -----------------------------
                                             THREE-MONTH      THREE-MONTH
                                            PERIOD ENDED     PERIOD ENDED
                                             DECEMBER 31      DECEMBER 31
                                            ------------     ------------
                                                    1996             1996
--------------------------------------------------------     ------------
Net Asset Value at
   Beginning of Period                          $   1.00         $   1.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                            0.01             0.01

LESS DISTRIBUTIONS
   Dividends from Net Investment Income            (0.01)           (0.01)
                                                --------         --------
Net Asset Value at End of Period                $   1.00         $   1.00
                                                ========         ========
Total Return*                                       1.21%            1.21%

NET ASSETS AT END OF PERIOD (000'S)             $    295         $    106
RATIO OF EXPENSES TO AVERAGE NET ASSETS**           0.55%            0.54%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                          5.01%            4.96%
--------------------------------------------------------------------------

*  Not annualized.

** Annualized.

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, AND SAFECO MONEY MARKET TRUST

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments in securities, of certain Funds of the SAFECO Common Stock Trust (comprising, respectively, the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, and SAFECO Small Company Stock
Fund), the SAFECO Taxable Bond Trust (comprising the SAFECO Intermediate-Term U.S. Treasury Fund), the SAFECO Managed Bond Trust (comprising the SAFECO Managed Bond Fund), the SAFECO Tax-Exempt Bond Trust (comprising, respectively, the SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund, and SAFECO Washington State Municipal Bond Fund), and the SAFECO Money Market Trust (comprising the SAFECO Money Market Fund) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of the SAFECO Common Stock Trust, the SAFECO Taxable Bond Trust, the SAFECO Managed Bond Trust, the SAFECO Tax-Exempt Bond Trust, and the SAFECO Money Market Trust as listed above at December 31, 1996, the results of their operations, the changes in their net assets, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Seattle, Washington
January 31, 1997

SAFECO MUTUAL FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
 Vice President and Treasurer
Neal A. Fuller
 Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset
 Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
U.S. Bank of Washington, N.A.
Chase Manhattan Bank
 (International Stock Fund only)






FOR SHAREHOLDER SERVICE:

Monday-Friday,
5:30am - 7:00pm Pacific Time

NATIONWIDE: 1-800-463-8791

SEATTLE: 545-6283

DEAF AND HARD OF HEARING
TTY/TDD: 1-800-438-8718




FOR YIELDS, PRICES AND
PERFORMANCE INFORMATION:

24 hours a day, 7 days a week

NATIONWIDE: 1-800-463-8794

SEATTLE: 545-6295




MAILING ADDRESS:

SAFECO Mutual Funds
Advisor Class Shares
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safeco.com

E-mail: mfunds@safeco.com


GMF 4068 2/97 [LOGO] Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

(R) Registered trademark of SAFECO Corporation.